Schedule of Investments (unaudited)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$115	$101,186
4.65%, 10/01/28	130	130,089
4.75%, 03/30/30	150	150,537
5.38%, 06/15/33	75	74,677
Omnicom Group Inc.
2.45%, 04/30/30	150	135,234
2.60%, 08/01/31	195	171,027
4.20%, 06/01/30	155	151,699
5.30%, 11/01/34	90	89,291
		1,003,740
Aerospace & Defense — 0.4%
Boeing Co. (The)
2.25%, 06/15/26	70	68,248
2.70%, 02/01/27	205	198,535
2.80%, 03/01/27	75	72,359
2.95%, 02/01/30	160	146,881
3.20%, 03/01/29	223	211,214
3.25%, 02/01/28	245	236,419
3.25%, 03/01/28	50	48,069
3.25%, 02/01/35	51	41,965
3.45%, 11/01/28	95	90,748
3.60%, 05/01/34	150	129,672
3.63%, 02/01/31	255	237,726
5.04%, 05/01/27	405	407,433
5.15%, 05/01/30	928	936,402
6.13%, 02/15/33	115	119,447
6.26%, 05/01/27	225	231,402
6.30%, 05/01/29	315	331,331
6.39%, 05/01/31	240	256,028
6.53%, 05/01/34	540	576,738
Embraer Netherlands Finance BV, 5.98%, 02/11/35	140	141,686
GE Capital Funding LLC, 4.55%, 05/15/32	40	39,345
General Dynamics Corp.
1.15%, 06/01/26	75	72,686
2.13%, 08/15/26	140	136,625
2.25%, 06/01/31	125	110,089
2.63%, 11/15/27	101	97,386
3.50%, 04/01/27	210	207,782
3.63%, 04/01/30	232	224,246
3.75%, 05/15/28	240	237,889
4.95%, 08/15/35	25	24,610
General Electric Co., 6.75%, 03/15/32	235	262,310
HEICO Corp.
5.25%, 08/01/28	65	66,414
5.35%, 08/01/33	130	131,311
Hexcel Corp.
4.20%, 02/15/27	100	98,830
5.88%, 02/26/35	35	34,853
Howmet Aerospace Inc.
3.00%, 01/15/29	55	52,322
4.85%, 10/15/31	90	90,227
5.90%, 02/01/27	30	30,689
6.75%, 01/15/28	45	47,430
L3Harris Technologies Inc.
1.80%, 01/15/31	175	148,932
2.90%, 12/15/29	110	101,801
3.85%, 12/15/26	140	138,674
4.40%, 06/15/28	378	376,588
Security	Par (000)	Value
Aerospace & Defense (continued)
5.05%, 06/01/29	$140	$142,106
5.25%, 06/01/31	145	147,925
5.35%, 06/01/34	175	176,164
5.40%, 01/15/27	295	299,204
5.40%, 07/31/33	310	314,032
Lockheed Martin Corp.
1.85%, 06/15/30	120	106,094
3.60%, 03/01/35	20	17,825
3.90%, 06/15/32	195	185,244
4.45%, 05/15/28	80	80,568
4.50%, 02/15/29	130	130,697
4.70%, 12/15/31	75	75,304
4.75%, 02/15/34	180	176,711
4.80%, 08/15/34	125	122,931
5.10%, 11/15/27	190	194,495
5.25%, 01/15/33	225	231,314
Northrop Grumman Corp.
3.20%, 02/01/27	139	136,356
3.25%, 01/15/28	445	432,652
4.40%, 05/01/30	195	193,501
4.60%, 02/01/29	70	70,476
4.65%, 07/15/30	150	150,464
4.70%, 03/15/33	240	236,002
4.90%, 06/01/34	150	147,544
5.25%, 07/15/35(a)	115	115,369
RTX Corp.
1.90%, 09/01/31	225	189,616
2.25%, 07/01/30	200	178,724
2.38%, 03/15/32	230	196,358
2.65%, 11/01/26	140	136,641
3.13%, 05/04/27	263	256,890
3.50%, 03/15/27	290	285,419
4.13%, 11/16/28	650	643,367
5.15%, 02/27/33	315	317,126
5.75%, 11/08/26	230	233,979
5.75%, 01/15/29	130	135,551
6.00%, 03/15/31	240	254,740
6.10%, 03/15/34	290	308,624
7.20%, 08/15/27	52	54,940
7.50%, 09/15/29	80	88,728
		14,377,023
Agriculture — 0.4%
Altria Group Inc.
2.45%, 02/04/32	385	326,443
2.63%, 09/16/26	133	129,910
3.40%, 05/06/30	180	168,925
4.80%, 02/14/29	356	357,341
4.88%, 02/04/28	65	65,592
5.63%, 02/06/35	40	40,166
6.20%, 11/01/28	130	136,588
6.88%, 11/01/33	100	109,710
Archer-Daniels-Midland Co.
2.50%, 08/11/26	253	247,684
2.90%, 03/01/32	170	151,290
3.25%, 03/27/30	255	241,189
4.50%, 08/15/33	50	48,182
5.94%, 10/01/32	130	139,075
BAT Capital Corp.
2.26%, 03/25/28	370	347,882
2.73%, 03/25/31	270	239,729
3.22%, 09/06/26	216	212,389

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
3.46%, 09/06/29	$95	$90,301
3.56%, 08/15/27	303	296,376
4.70%, 04/02/27	240	240,476
4.74%, 03/16/32	166	162,075
4.91%, 04/02/30	210	210,968
5.35%, 08/15/32	160	161,581
5.63%, 08/15/35	125	125,261
5.83%, 02/20/31	190	198,013
6.00%, 02/20/34	185	192,489
6.34%, 08/02/30	260	277,205
6.42%, 08/02/33	265	284,407
7.75%, 10/19/32	130	148,388
BAT International Finance PLC
4.45%, 03/16/28	205	204,275
5.93%, 02/02/29	245	255,816
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	250	223,600
3.25%, 08/15/26	155	152,641
3.75%, 09/25/27	122	120,070
4.10%, 01/07/28	95	94,263
4.20%, 09/17/29	80	78,960
4.65%, 09/17/34	180	173,271
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(b)	150	153,116
Philip Morris International Inc.
1.75%, 11/01/30	205	176,588
2.10%, 05/01/30	180	160,058
3.13%, 08/17/27	120	117,098
3.13%, 03/02/28	125	121,356
3.38%, 08/15/29	186	178,318
4.13%, 04/28/28	125	124,221
4.38%, 11/01/27	145	144,982
4.38%, 04/30/30	100	98,873
4.63%, 11/01/29	165	165,481
4.75%, 02/12/27	180	181,344
4.75%, 11/01/31	155	154,544
4.88%, 02/15/28	305	309,091
4.88%, 02/13/29	220	222,690
4.88%, 04/30/35	80	77,415
4.90%, 11/01/34	135	132,254
5.13%, 11/17/27	335	340,937
5.13%, 02/15/30	480	490,268
5.13%, 02/13/31	175	177,954
5.25%, 09/07/28	120	123,072
5.25%, 02/13/34	360	361,895
5.38%, 02/15/33	480	489,471
5.50%, 09/07/30	135	140,027
5.63%, 11/17/29	275	286,912
5.63%, 09/07/33	230	237,893
5.75%, 11/17/32	295	308,872
		12,127,261
Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	23	22,391
Series 2015-1, Class A, 3.38%, 11/01/28(a)	55	52,959
Series 2015-2, Class AA, 3.60%, 03/22/29	72	69,262
Series 2016-1, Class AA, 3.58%, 07/15/29	51	48,619
Series 2016-2, Class AA, 3.20%, 12/15/29	60	56,462
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	72	67,190
Series 2017-1, Class AA, 3.65%, 02/15/29	46	44,163
Series 2017-2, Class AA, 3.35%, 04/15/31	121	114,047
Security	Par (000)	Value
Airlines (continued)
Series 2019-1, Class AA, 3.15%, 08/15/33	$73	$66,083
Delta Air Lines Inc.
3.75%, 10/28/29	120	113,042
4.38%, 04/19/28	65	64,263
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	51	48,082
JetBlue Pass-Through Trust
Series 1A, 4.00%, 05/15/34(a)	120	110,017
Series 2019-1, Class AA, 2.75%, 11/15/33	74	63,805
Southwest Airlines Co.
2.63%, 02/10/30	130	116,972
3.00%, 11/15/26	125	121,787
3.45%, 11/16/27	55	53,190
5.13%, 06/15/27	385	387,386
United Airlines Pass-Through Trust
Series 2014-2, Class A, 3.75%, 03/03/28	101	99,786
Series 2016-1, Class AA, 3.10%, 01/07/30	100	94,320
Series 2016-2, Class AA, 2.88%, 04/07/30	90	84,396
Series 2018-1, Class AA, 3.50%, 09/01/31	116	108,102
Series 2019, Class AA, 4.15%, 02/25/33	75	71,487
Series 2019-2, Class AA, 2.70%, 11/01/33	91	80,112
Series 2020-1, 5.88%, 04/15/29	251	254,783
		2,412,706
Apparel — 0.0%
NIKE Inc.
2.38%, 11/01/26	240	234,042
2.75%, 03/27/27	248	241,663
2.85%, 03/27/30	349	325,935
Ralph Lauren Corp., 2.95%, 06/15/30	220	202,868
Tapestry Inc.
3.05%, 03/15/32	100	87,240
4.13%, 07/15/27	62	61,289
5.10%, 03/11/30	75	75,037
5.50%, 03/11/35	155	152,020
		1,380,094
Auto Manufacturers — 0.9%
American Honda Finance Corp.
1.30%, 09/09/26	190	182,362
1.80%, 01/13/31	95	80,426
2.00%, 03/24/28	185	172,769
2.25%, 01/12/29	170	156,396
2.30%, 09/09/26	115	111,777
2.35%, 01/08/27	130	125,602
3.50%, 02/15/28	115	111,952
4.40%, 10/05/26	165	164,667
4.40%, 09/05/29	170	168,123
4.45%, 10/22/27	160	159,592
4.55%, 03/03/28	135	135,048
4.60%, 04/17/30	170	168,778
4.70%, 01/12/28	120	120,508
4.80%, 03/05/30	100	100,167
4.85%, 10/23/31	160	158,481
4.90%, 03/12/27	160	160,949
4.90%, 07/09/27	110	110,752
4.90%, 03/13/29	145	146,109
4.90%, 01/10/34(a)	170	165,195
5.05%, 07/10/31	150	150,788
5.13%, 07/07/28	170	172,673
5.20%, 03/05/35	95	92,874
5.25%, 07/07/26	185	186,386

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.65%, 11/15/28	$100	$103,283
5.85%, 10/04/30	135	141,292
Cummins Inc.
1.50%, 09/01/30	270	232,659
4.25%, 05/09/28	50	50,073
4.70%, 02/15/31	100	99,668
4.90%, 02/20/29	100	102,030
5.15%, 02/20/34	110	110,762
5.30%, 05/09/35	100	99,859
Ford Motor Co.
3.25%, 02/12/32	525	433,307
4.35%, 12/08/26	110	108,457
6.10%, 08/19/32	415	404,997
7.45%, 07/16/31	255	271,028
9.63%, 04/22/30	70	79,405
Ford Motor Credit Co. LLC
2.70%, 08/10/26	265	256,161
2.90%, 02/16/28	200	185,146
2.90%, 02/10/29	200	179,171
3.63%, 06/17/31	220	189,209
3.82%, 11/02/27	130	123,963
4.00%, 11/13/30	340	302,922
4.13%, 08/17/27	305	294,252
4.27%, 01/09/27	85	83,104
4.54%, 08/01/26	55	54,217
4.95%, 05/28/27	380	374,153
5.11%, 05/03/29	340	327,032
5.13%, 11/05/26	200	198,195
5.30%, 09/06/29	205	198,318
5.80%, 03/05/27	210	209,718
5.80%, 03/08/29	260	256,543
5.85%, 05/17/27	265	264,591
5.88%, 11/07/29	210	207,381
5.92%, 03/20/28	200	200,257
6.05%, 03/05/31	200	195,951
6.05%, 11/05/31	230	223,995
6.13%, 03/08/34	325	308,750
6.50%, 02/07/35	210	204,915
6.53%, 03/19/32	200	199,295
6.80%, 05/12/28	345	352,322
6.80%, 11/07/28	340	347,366
6.95%, 06/10/26	115	116,264
7.12%, 11/07/33	285	289,624
7.20%, 06/10/30	205	212,493
7.35%, 11/04/27	320	329,344
7.35%, 03/06/30	235	244,794
General Motors Co.
4.20%, 10/01/27	200	196,623
5.00%, 10/01/28	97	97,029
5.00%, 04/01/35	145	134,002
5.35%, 04/15/28(a)	30	30,258
5.40%, 10/15/29	225	226,519
5.60%, 10/15/32	250	248,789
5.63%, 04/15/30	100	100,856
6.80%, 10/01/27	175	181,460
General Motors Financial Co. Inc.
1.50%, 06/10/26	280	270,541
2.35%, 02/26/27	235	224,786
2.35%, 01/08/31	208	177,041
2.40%, 04/10/28	195	181,768
2.40%, 10/15/28	220	202,353
Security	Par (000)	Value
Auto Manufacturers (continued)
2.70%, 08/20/27	$170	$161,815
2.70%, 06/10/31	255	218,455
3.10%, 01/12/32	300	258,862
3.60%, 06/21/30	271	249,525
3.85%, 01/05/28	140	136,035
4.00%, 10/06/26	210	207,578
4.30%, 04/06/29	240	232,503
4.35%, 01/17/27	302	299,205
4.90%, 10/06/29	230	226,580
5.00%, 04/09/27	305	305,438
5.00%, 07/15/27	100	100,094
5.05%, 04/04/28	205	205,544
5.35%, 07/15/27	200	201,498
5.35%, 01/07/30	250	250,142
5.40%, 05/08/27	125	126,062
5.45%, 07/15/30	100	100,168
5.45%, 09/06/34	185	177,176
5.55%, 07/15/29	265	267,770
5.60%, 06/18/31	130	130,337
5.63%, 04/04/32	95	94,352
5.65%, 01/17/29	115	116,573
5.75%, 02/08/31	145	146,664
5.80%, 06/23/28	295	301,157
5.80%, 01/07/29	315	321,820
5.85%, 04/06/30	185	188,933
5.90%, 01/07/35	210	207,218
5.95%, 04/04/34	270	268,175
6.00%, 01/09/28	220	225,503
6.10%, 01/07/34	315	316,761
6.15%, 07/15/35	100	100,334
6.40%, 01/09/33	210	216,851
Honda Motor Co. Ltd.
2.53%, 03/10/27	45	43,499
2.97%, 03/10/32	170	150,106
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	320	376,560
PACCAR Financial Corp.
2.00%, 02/04/27	110	105,963
4.00%, 09/26/29	75	73,944
4.45%, 08/06/27	120	120,780
4.55%, 03/03/28	100	100,927
4.55%, 05/08/30	75	75,186
4.60%, 01/10/28	100	101,028
4.60%, 01/31/29	130	131,185
4.95%, 08/10/28	60	61,198
5.00%, 05/13/27	90	91,356
5.00%, 03/22/34	90	89,881
5.05%, 08/10/26(a)	65	65,539
5.20%, 11/09/26	140	141,920
Series R, 4.50%, 11/25/26	80	80,414
Toyota Motor Corp.
2.36%, 03/25/31	148	130,653
2.76%, 07/02/29	85	79,843
3.67%, 07/20/28	70	68,912
5.12%, 07/13/28	140	143,096
5.12%, 07/13/33	95	96,410
5.28%, 07/13/26	85	85,823
Toyota Motor Credit Corp.
1.13%, 06/18/26	285	275,543
1.15%, 08/13/27	130	121,538
1.65%, 01/10/31	130	110,675

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
1.90%, 01/13/27	$195	$187,628
1.90%, 04/06/28	150	140,541
1.90%, 09/12/31	125	105,677
2.15%, 02/13/30	165	148,248
2.40%, 01/13/32	25	21,536
3.05%, 03/22/27	335	327,589
3.05%, 01/11/28	140	135,602
3.20%, 01/11/27	230	225,969
3.38%, 04/01/30	240	227,247
3.65%, 01/08/29	135	131,382
4.35%, 10/08/27	220	220,035
4.45%, 06/29/29	210	210,000
4.50%, 05/14/27	175	175,542
4.55%, 08/07/26	130	130,288
4.55%, 09/20/27	205	205,938
4.55%, 08/09/29	240	240,442
4.55%, 05/17/30	125	124,727
4.60%, 01/08/27	100	100,507
4.60%, 10/10/31	170	168,486
4.63%, 01/12/28	225	226,694
4.65%, 01/05/29	200	201,442
4.70%, 01/12/33	115	113,684
4.80%, 05/15/30	165	166,048
4.80%, 01/05/34	195	192,239
4.95%, 01/09/30	125	126,902
5.00%, 08/14/26	170	171,235
5.05%, 05/16/29	130	132,765
5.10%, 03/21/31	170	172,860
5.25%, 09/11/28	120	123,264
5.35%, 01/09/35	85	85,895
5.40%, 11/20/26	235	238,623
5.45%, 11/10/27	195	199,954
5.55%, 11/20/30	280	291,844
Series B, 5.00%, 03/19/27	150	151,808
		29,844,413
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32	200	175,619
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	200	196,836
5.15%, 09/13/34	200	189,076
BorgWarner Inc.
2.65%, 07/01/27	243	233,429
4.95%, 08/15/29	130	130,437
5.40%, 08/15/34(a)	115	114,563
Lear Corp.
2.60%, 01/15/32	85	72,184
3.50%, 05/30/30	75	69,497
3.80%, 09/15/27	143	139,966
4.25%, 05/15/29	90	87,673
Magna International Inc.
2.45%, 06/15/30	140	125,088
5.05%, 03/14/29	115	116,374
5.50%, 03/21/33	125	125,522
		1,776,264
Banks — 8.9%
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(c)	5	5,065
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	248,201
Security	Par (000)	Value
Banks (continued)
4.42%, 12/16/26	$250	$250,631
4.62%, 12/16/29	250	252,597
4.75%, 01/18/27	30	30,234
4.90%, 07/16/27	250	253,307
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	205	209,827
6.03%, 03/13/35, (1-year CMT + 1.950%)(c)	200	204,452
7.88%, 11/15/34, (1-year CMT + 3.300%)(c)	200	223,653
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	280	269,165
2.75%, 12/03/30	325	285,807
2.96%, 03/25/31	200	180,731
3.23%, 11/22/32, (1-year CMT + 1.600%)(c)	225	196,753
3.31%, 06/27/29	205	194,981
3.49%, 05/28/30	245	229,556
3.80%, 02/23/28	215	209,717
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	300	297,092
4.25%, 04/11/27	235	233,006
4.38%, 04/12/28	275	272,617
5.29%, 08/18/27	315	318,721
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	235	238,423
5.44%, 07/15/31	285	292,164
5.54%, 03/14/30, (1-year CMT + 1.450%)(c)	255	260,859
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	215	217,643
5.57%, 01/17/30	200	205,380
5.59%, 08/08/28	320	328,854
6.03%, 01/17/35	200	207,518
6.35%, 03/14/34	245	252,903
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	220	225,477
6.61%, 11/07/28	235	249,545
6.92%, 08/08/33	410	437,156
6.94%, 11/07/33	300	333,782
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	1,205	1,165,534
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	620	536,594
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	565	486,486
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	670	621,998
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	795	681,250
2.48%, 09/21/36, (5-year CMT + 1.200%)(c)	395	330,254
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	790	713,174
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	500	483,201
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	717	622,069
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	660	595,636
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	950	839,200
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	478	442,787
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	835	734,695
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	570	537,125
3.25%, 10/21/27	561	547,237
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(c)	1,268	1,230,452
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(c)	455	445,184
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(c)	426	418,787
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(c)	570	562,509
3.85%, 03/08/37, (5-year CMT + 2.000%)(c)	525	470,027

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(c)	$566	$555,926
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	657	640,883
4.25%, 10/22/26	477	475,003
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	685	677,287
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	485	482,697
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	940	911,689
4.62%, 05/09/29, (1-day SOFR + 1.110%)(c)	625	624,993
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	650	653,955
4.98%, 01/24/29, (1-day SOFR + 0.830%)(c)	585	590,814
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	1,115	1,110,154
5.16%, 01/24/31, (1-day SOFR + 1.000%)(c)	740	751,280
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	775	787,564
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	1,125	1,125,509
5.43%, 08/15/35, (1-day SOFR +1.913%)(c)	500	489,364
5.46%, 05/09/36, (1-day SOFR + 1.640%)(c)	625	629,427
5.47%, 01/23/35, (1-day SOFR + 1.650%)(c)	1,085	1,097,383
5.51%, 01/24/36, (1-day SOFR + 1.310%)(c)	705	711,019
5.52%, 10/25/35, (1-day SOFR + 1.738%)(c)	750	735,228
5.74%, 02/12/36, (1-day SOFR + 1.697%)(c)	465	461,935
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	615	637,278
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	850	882,656
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	325	330,004
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	420	434,944
Series L, 4.18%, 11/25/27	432	428,104
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	480	424,796
Bank of America NA, 5.53%, 08/18/26	410	415,257
Bank of Montreal
1.25%, 09/15/26	270	259,320
2.65%, 03/08/27	270	262,186
3.09%, 01/10/37, (5-year CMT + 1.400%)(c)	210	178,988
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(c)	285	275,426
4.64%, 09/10/30, (1-day SOFR + 1.250%)(c)	175	174,839
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(c)	160	161,656
5.20%, 02/01/28	230	234,471
5.27%, 12/11/26	270	273,176
5.30%, 06/05/26	310	312,462
5.37%, 06/04/27	220	224,049
5.51%, 06/04/31	225	232,491
5.72%, 09/25/28	230	238,552
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(c)	190	189,819
Series H, 4.70%, 09/14/27	195	196,067
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	140	134,027
1.65%, 07/14/28	109	100,992
1.65%, 01/28/31	120	102,780
1.80%, 07/28/31	119	101,577
2.05%, 01/26/27	220	212,296
2.45%, 08/17/26	172	168,239
2.50%, 01/26/32	90	78,104
3.00%, 10/30/28	120	114,568
3.25%, 05/16/27	150	147,411
3.30%, 08/23/29	149	141,918
3.40%, 01/29/28	191	187,176
Security	Par (000)	Value
Banks (continued)
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(c)	$256	$252,234
3.85%, 04/28/28	215	213,528
3.85%, 04/26/29	95	93,270
3.99%, 06/13/28, (1-day SOFR + 1.151%)(c)	40	39,674
4.29%, 06/13/33, (1-day SOFR + 1.418%)(c)	140	133,787
4.54%, 02/01/29, (1-day SOFR + 1.169%)(c)	165	165,597
4.60%, 07/26/30, (1-day SOFR + 1.755%)(c)	105	105,077
4.71%, 02/01/34, (1-day SOFR + 1.512%)(c)	160	155,784
4.89%, 07/21/28, (1-day SOFR + 0.840%)(c)	160	161,611
4.94%, 02/11/31, (1-day SOFR + 0.887%)(c)	215	217,384
4.97%, 04/26/34, (1-day SOFR + 1.606%)(c)	265	262,104
4.98%, 03/14/30, (1-day SOFR + 1.085%)(c)	215	218,651
5.06%, 07/22/32, (1-day SOFR + 1.230%)(c)	250	252,776
5.19%, 03/14/35, (1-day SOFR + 1.418%)(c)	245	245,056
5.23%, 11/20/35, (1-day SOFR + 1.253%)(c)	155	155,783
5.61%, 07/21/39, (1-day SOFR + 1.770%)(c)	50	49,990
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(c)	225	232,249
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(c)	350	366,454
6.32%, 10/25/29, (1-day SOFR + 1.598%)(c)	185	195,633
6.47%, 10/25/34, (1-day SOFR + 1.845%)(c)	265	288,166
Series J, 1.90%, 01/25/29	105	96,248
Bank of Nova Scotia (The)
1.30%, 09/15/26	200	192,456
1.35%, 06/24/26	145	140,464
1.95%, 02/02/27	195	187,712
2.15%, 08/01/31	161	138,470
2.45%, 02/02/32	170	145,762
2.70%, 08/03/26	260	254,943
2.95%, 03/11/27	160	156,045
4.40%, 09/08/28, (1-day SOFR + 1.000%)(c)	245	244,086
4.59%, 05/04/37, (5-year CMT + 2.050%)(c)	235	218,935
4.74%, 11/10/32, (1-day SOFR + 1.440%)(c)	135	133,541
4.85%, 02/01/30	270	272,481
4.93%, 02/14/29, (1-day SOFR + 0.890%)(c)	170	171,250
5.13%, 02/14/31, (1-day SOFR + 1.070%)(c)	185	187,159
5.25%, 06/12/28	180	184,588
5.35%, 12/07/26	240	242,915
5.40%, 06/04/27	160	163,064
5.45%, 08/01/29	135	139,145
5.65%, 02/01/34	190	196,383
BankUnited Inc., 5.13%, 06/11/30	65	63,541
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	425	409,926
2.65%, 06/24/31, (1-year CMT + 1.900%)(c)	230	204,954
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	220	192,280
2.89%, 11/24/32, (1-year CMT + 1.300%)(c)	270	234,805
3.56%, 09/23/35, (5-year CMT + 2.900%)(c)	200	182,153
4.34%, 01/10/28	285	282,628
4.84%, 05/09/28	440	440,791
4.84%, 09/10/28, (1-day SOFR + 1.340%)(c)	220	220,498
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	290	289,424
4.97%, 05/16/29(c)	370	371,658
5.09%, 02/25/29, (1-day SOFR + 0.960%)(c)	215	216,217
5.09%, 06/20/30(c)	325	323,299
5.34%, 09/10/35, (1-day SOFR + 1.910%)(c)	425	412,983
5.37%, 02/25/31, (1-day SOFR + 1.230%)(c)	215	216,968
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	395	400,791
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	245	248,689

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	$440	$451,070
5.75%, 08/09/33, (1-year CMT + 3.000%)(c)	205	209,203
5.79%, 02/25/36, (1-day SOFR + 1.590%)(c)	200	200,520
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	410	427,741
6.49%, 09/13/29, (1-day SOFR + 2.220%)(c)	265	278,009
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	210	214,391
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	325	349,149
7.12%, 06/27/34, (1-day SOFR + 3.570%)(c)	315	339,149
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	285	301,572
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	430	480,818
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	95	92,624
BPCE SA, 3.38%, 12/02/26	25	24,602
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	223	215,770
3.45%, 04/07/27	260	255,559
3.60%, 04/07/32	265	243,531
4.51%, 09/11/27, (1-day SOFR + 0.930%)(c)	120	119,824
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	145	144,277
4.86%, 01/13/28, (1-day SOFR + 0.720%)(c)	75	75,306
4.86%, 03/30/29, (1-day SOFR + 1.03%)(c)	180	180,976
5.00%, 04/28/28	190	193,028
5.24%, 06/28/27	330	334,907
5.25%, 01/13/31, (1-day SOFR + 1.105%)(c)	130	132,112
5.26%, 04/08/29	285	291,855
5.62%, 07/17/26	130	131,643
5.93%, 10/02/26	320	325,682
5.99%, 10/03/28	135	141,076
6.09%, 10/03/33	255	270,447
Capital One NA
3.45%, 07/27/26	260	256,379
4.65%, 09/13/28	85	85,032
Citibank NA
4.58%, 05/29/27	500	500,914
4.84%, 08/06/29	350	354,349
4.88%, 11/19/27, (1-day SOFR + 0.712%)(c)	285	286,135
4.91%, 05/29/30	335	337,977
4.93%, 08/06/26	325	326,797
5.49%, 12/04/26	455	461,570
5.57%, 04/30/34	540	552,976
5.80%, 09/29/28	550	572,506
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(c)	585	565,739
2.52%, 11/03/32, (1-day SOFR + 1.177%)(c)	395	339,813
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	670	585,173
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	791	708,137
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	490	443,288
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	493	455,841
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	660	580,304
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	550	535,115
3.20%, 10/21/26	665	653,201
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(c)	490	476,621
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(c)	546	533,862
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	650	597,055
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(c)	565	557,764
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	560	543,759
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(c)	431	424,074
Security	Par (000)	Value
Banks (continued)
4.13%, 07/25/28	$485	$477,912
4.30%, 11/20/26	222	220,917
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	885	865,795
4.45%, 09/29/27	807	803,226
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	650	641,641
4.64%, 05/07/28, (1-day SOFR + 1.143%)(c)	450	449,266
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	305	304,933
4.79%, 03/04/29, (1-day SOFR + 0.870%)(c)	490	490,627
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	620	609,003
4.95%, 05/07/31, (1-day SOFR + 1.463%)(c)	450	449,964
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	675	683,869
5.33%, 03/27/36, (1-day SOFR + 1.465%)(c)	400	395,002
5.41%, 09/19/39, (5-year CMT + 1.730%)(c)	175	166,733
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	535	535,838
5.59%, 11/19/34, (5-year CMT + 1.280%)(c)	265	265,342
5.83%, 02/13/35, (1-day SOFR + 2.056%)(c)	590	587,963
5.88%, 02/22/33	175	179,592
6.00%, 10/31/33	150	155,392
6.02%, 01/24/36, (1-day SOFR + 1.830%)(c)	445	446,416
6.17%, 05/25/34, (1-day SOFR + 2.661%)(c)	500	511,690
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	675	716,661
6.63%, 01/15/28	75	79,199
6.63%, 06/15/32	290	312,270
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	250	249,191
Citizens Financial Group Inc.
2.50%, 02/06/30	72	64,412
2.64%, 09/30/32	185	151,368
2.85%, 07/27/26	65	63,678
3.25%, 04/30/30	190	175,516
5.25%, 03/05/31, (1-day SOFR + 1.259%)(c)	125	125,200
5.64%, 05/21/37, (5-year CMT + 2.750%)(c)	50	48,531
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	255	260,183
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	240	246,250
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	125	132,319
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.610%)(c)	30	28,606
Comerica Inc.
4.00%, 02/01/29	145	140,453
5.98%, 01/30/30, (1-day SOFR + 2.155%)(c)	210	213,499
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	250	251,215
4.58%, 11/27/26	275	276,535
Cooperatieve Rabobank UA, 3.75%, 07/21/26	340	336,548
Cooperatieve Rabobank UA/NY
4.33%, 08/28/26	80	79,967
4.49%, 10/17/29	250	250,860
5.04%, 03/05/27	115	116,549
5.50%, 10/05/26	250	253,681
Deutsche Bank AG/New York NY
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	350	336,998
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	285	274,712
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	205	180,794
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	330	303,853
3.73%, 01/14/32, (1-day SOFR + 2.757%)(c)	265	238,194
3.74%, 01/07/33, (1-day SOFR + 2.257%)(c)	265	233,068
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(c)	235	230,456
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	190	189,255
5.30%, 05/09/31, (1-day SOFR + 1.720%)(c)	150	150,275
5.37%, 09/09/27	105	107,063

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.37%, 01/10/29, (1-day SOFR + 1.210%)(c)	$150	$151,644
5.40%, 09/11/35, (1-day SOFR + 2.050%)(c)	260	253,648
5.41%, 05/10/29	235	241,916
5.71%, 02/08/28, (1-day SOFR + 1.594%)(c)	85	86,100
5.88%, 07/08/31, (1-day SOFR + 5.438%)(c)	200	202,404
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	315	328,661
6.82%, 11/20/29, (1-day SOFR + 2.510%)(c)	350	370,323
7.08%, 02/10/34, (1-day SOFR + 3.650%)(c)	260	272,629
7.15%, 07/13/27, (1-day SOFR + 2.520%)(c)	275	281,478
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	260	249,422
2.55%, 05/05/27	155	149,250
3.95%, 03/14/28	185	182,531
4.06%, 04/25/28, (1-day SOFR + 1.355%)(c)	105	103,827
4.34%, 04/25/33, (1-day SOFR + 1.660%)(c)	75	70,365
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	235	234,198
5.63%, 01/29/32, (1-day SOFR + 1.840%)(c)	245	251,595
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	150	156,890
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(c)	220	228,132
Fifth Third Bank NA
2.25%, 02/01/27	250	241,196
4.97%, 01/28/28, (1-day SOFR + 0.810%)(c)	250	250,959
First Citizens BancShares Inc./NC
5.23%, 03/12/31, (1-day SOFR + 1.410%)(c)	55	54,799
6.25%, 03/12/40, (5-year CMT + 1.970%)(c)	150	145,206
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	75	77,607
Goldman Sachs Capital I, 6.35%, 02/15/34	210	215,113
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(c)	610	585,934
1.95%, 10/21/27, (1-day SOFR + 0.913%)(c)	885	852,447
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	547	465,348
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	860	740,309
2.60%, 02/07/30	449	410,278
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	800	701,832
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	680	657,031
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	640	555,951
3.10%, 02/24/33, (1-day SOFR + 1.410%)(c)	855	755,030
3.50%, 11/16/26	610	601,218
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	657	645,120
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(c)	535	525,101
3.80%, 03/15/30	553	533,569
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(c)	537	525,499
3.85%, 01/26/27	748	741,971
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	751	743,379
4.39%, 06/15/27, (1-day SOFR + 1.510%)(c)	165	164,484
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	540	538,159
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	425	423,246
4.94%, 04/23/28, (1-day SOFR + 1.319%)(c)	50	50,221
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	735	710,841
5.05%, 07/23/30, (1-day SOFR + 1.210%)(c)	545	549,896
5.21%, 01/28/31, (1-day SOFR + 1.078%)(c)	480	487,006
5.22%, 04/23/31, (1-day SOFR + 1.580%)(c)	700	710,568
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	640	635,374
5.54%, 01/28/36, (1-day SOFR + 1.380%)(c)	745	750,332
5.73%, 04/25/30, (1-day SOFR +1.265%)(c)	560	578,933
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	510	525,583
Security	Par (000)	Value
Banks (continued)
5.95%, 01/15/27	$195	$200,076
6.13%, 02/15/33	250	269,605
6.48%, 10/24/29, (1-day SOFR + 1.770%)(c)	610	643,438
6.56%, 10/24/34, (1-day SOFR + 1.950%)(c)	315	343,510
HSBC Bank USA NA/New York, 5.88%, 11/01/34	65	67,363
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	435	408,678
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	420	386,862
2.25%, 11/22/27, (1-day SOFR + 1.100%)(c)	205	197,481
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	330	289,424
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	630	551,426
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	320	288,248
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	345	299,903
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	630	607,061
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(c)	515	508,995
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(c)	635	630,384
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	470	469,563
4.76%, 03/29/33, (1-day SOFR + 2.530%)(c)	395	378,245
4.90%, 03/03/29, (1-day SOFR + 1.030%)(c)	345	345,681
4.95%, 03/31/30	525	529,456
5.13%, 11/19/28, (1-day SOFR + 1.040%)(c)	200	201,484
5.13%, 03/03/31, (1-day SOFR + 1.290%)(c)	350	350,626
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	485	489,502
5.24%, 05/13/31, (1-day SOFR + 1.570%)(c)	400	401,917
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	445	449,204
5.40%, 08/11/33, (1-day SOFR + 2.870%)(c)	555	559,581
5.45%, 03/03/36, (1-day SOFR + 1.560%)(c)	400	394,033
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	285	291,507
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	410	416,071
5.72%, 03/04/35, (1-day SOFR + 1.780%)(c)	290	295,766
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	310	318,115
5.79%, 05/13/36, (1-day SOFR + 1.880%)(c)	400	403,213
5.87%, 11/18/35, (1-day SOFR + 1.900%)(c)	385	381,069
5.89%, 08/14/27, (1-day SOFR + 1.570%)(c)	465	470,771
6.16%, 03/09/29, (1-day SOFR + 1.970%)(c)	405	418,781
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	475	499,401
6.55%, 06/20/34, (1-day SOFR + 2.980%)(c)	445	464,991
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	485	512,556
7.40%, 11/13/34, (1-day SOFR + 3.020%)(c)	405	445,275
8.11%, 11/03/33, (1-day SOFR + 4.250%)(c)	370	422,116
HSBC USA Inc.
4.65%, 06/03/28	200	200,545
5.29%, 03/04/27	225	228,288
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(c)	75	62,172
2.55%, 02/04/30	193	174,538
4.44%, 08/04/28, (1-day SOFR + 1.970%)(c)	240	239,556
5.02%, 05/17/33, (1-day SOFR + 2.050%)(c)	65	63,076
5.27%, 01/15/31, (1-day SOFR + 1.276%)(c)	195	197,144
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(c)	260	261,212
6.14%, 11/18/39, (5-year CMT + 1.700%)(c)	80	79,737
6.21%, 08/21/29, (1-day SOFR + 2.020%)(c)	210	218,833
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(c)	250	249,348
4.87%, 04/12/28, (1-day SOFR + 0.720%)(c)	250	250,499
5.65%, 01/10/30	125	128,858

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	$250	$245,402
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	200	177,101
3.95%, 03/29/27	290	287,242
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	285	282,033
4.05%, 04/09/29	215	210,726
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	210	199,082
4.55%, 10/02/28	320	319,565
4.86%, 03/25/29, (1-day SOFR + 1.010%)(c)	200	200,783
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(c)	200	201,205
5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	260	265,050
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	310	311,687
6.08%, 09/11/27, (1-day SOFR + 1.560%)(c)	260	264,556
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	240	251,875
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	600	576,117
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	355	303,291
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	650	556,570
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	470	437,062
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	370	353,125
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	615	555,382
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	685	593,399
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	740	652,759
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	850	783,797
2.95%, 10/01/26	726	712,850
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	400	389,299
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(c)	640	581,481
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	785	693,836
3.20%, 06/15/26	365	360,865
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(c)	503	489,414
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(c)	585	573,825
3.63%, 12/01/27	291	285,558
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(c)	570	550,421
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(c)	610	601,985
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(c)	507	498,997
4.13%, 12/15/26	524	521,718
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	632	624,739
4.25%, 10/01/27	338	338,000
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	665	661,886
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	568	563,985
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	670	661,749
4.51%, 10/22/28, (1-day SOFR + 0.860%)(c)	455	453,851
4.57%, 06/14/30, (1-day SOFR + 1.750%)(c)	480	477,701
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	575	560,431
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	585	581,592
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	780	783,896
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	1,030	1,020,757
Security	Par (000)	Value
Banks (continued)
4.92%, 01/24/29, (1-day SOFR + 0.800%)(c)	$450	$453,774
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	635	616,712
4.98%, 07/22/28, (1-day SOFR + 0.930%)(c)	345	347,690
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	640	645,949
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	600	607,251
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	480	483,194
5.10%, 04/22/31, (1-day SOFR + 1.435%)(c)	410	416,015
5.14%, 01/24/31, (1-day SOFR + 1.010%)(c)	310	314,717
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	775	774,301
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	550	560,988
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	665	668,844
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	1,005	1,018,138
5.50%, 01/24/36, (1-day SOFR + 1.315%)(c)	490	496,234
5.57%, 04/22/28, (1-day SOFR + 0.930%)(c)	560	570,316
5.57%, 04/22/36, (1-day SOFR + 1.680%)(c)	405	412,090
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	600	619,580
5.72%, 09/14/33, (1-day SOFR + 2.580%)(c)	795	815,429
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	575	594,684
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	430	438,929
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	500	522,497
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	670	716,073
7.63%, 10/15/26	145	151,158
8.00%, 04/29/27	145	154,399
8.75%, 09/01/30	140	164,441
JPMorgan Chase Bank NA, 5.11%, 12/08/26	470	475,272
KeyBank NA, 5.00%, 01/26/33	65	62,905
KeyBank NA/Cleveland OH
3.90%, 04/13/29	250	238,216
4.90%, 08/08/32	250	236,090
5.85%, 11/15/27	250	256,398
6.95%, 02/01/28	50	52,574
KeyCorp
2.25%, 04/06/27	205	196,341
2.55%, 10/01/29	288	262,375
4.10%, 04/30/28	180	177,424
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	150	143,033
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)(c)	65	64,834
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(c)	195	204,731
Korea Development Bank (The)
0.80%, 07/19/26	110	105,674
2.00%, 09/12/26	205	198,848
2.00%, 10/25/31	75	64,725
2.25%, 02/24/27	70	67,564
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	545	460,338
1.00%, 10/01/26	1,065	1,023,352
1.75%, 09/14/29	503	459,818
2.88%, 04/03/28	697	678,145
3.00%, 05/20/27	1,250	1,227,465
3.50%, 08/27/27	210	208,237
3.75%, 02/15/28	925	921,756
3.75%, 07/15/30	100	98,903
3.88%, 06/15/28	940	939,375
4.00%, 03/15/29	1,105	1,107,019
4.13%, 07/15/33	840	828,059
4.38%, 03/01/27	1,310	1,318,573
4.38%, 02/28/34	430	429,604
4.63%, 08/07/26	1,215	1,222,295

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.63%, 03/18/30	$265	$272,608
4.75%, 10/29/30	485	501,416
Series GLOB, 3.88%, 05/15/28	90	90,009
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	210	178,839
1.75%, 07/27/26	245	238,534
3.88%, 09/28/27	260	259,705
3.88%, 06/14/28	180	179,793
4.13%, 05/28/30	110	110,665
4.63%, 04/17/29	335	342,840
5.00%, 10/24/33	97	101,090
Series 37, 2.50%, 11/15/27	195	188,564
Lloyds Banking Group PLC
3.57%, 11/07/28(c)	380	369,682
3.75%, 01/11/27	290	286,477
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	250	245,913
4.38%, 03/22/28	300	298,235
4.55%, 08/16/28	270	268,791
4.98%, 08/11/33, (1-year CMT + 2.300%)(c)	255	249,872
5.09%, 11/26/28, (1-year CMT + 0.850%)(c)	235	237,121
5.46%, 01/05/28, (1-year CMT + 1.375%)(c)	220	222,483
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	200	200,045
5.68%, 01/05/35, (1-year CMT + 1.750%)(c)	400	404,167
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	250	257,940
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	280	288,283
5.99%, 08/07/27, (1-year CMT + 1.480%)(c)	275	278,796
7.95%, 11/15/33, (1-year CMT + 3.750%)(c)	200	227,129
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(c)	150	149,371
4.83%, 01/16/29, (1-day SOFR + 0.930%)(c)	100	100,131
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	235	227,457
5.39%, 01/16/36, (1-day SOFR + 1.610%)(c)	160	155,928
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	210	218,378
7.41%, 10/30/29, (1-day SOFR + 2.800%)(c)	180	194,235
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	150	150,564
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(c)	410	395,998
1.64%, 10/13/27, (1-year CMT + 0.670%)(c)	25	24,014
2.05%, 07/17/30	120	105,227
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	418	359,695
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	285	274,803
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	200	172,713
2.56%, 02/25/30	255	231,708
2.76%, 09/13/26	220	215,281
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	245	213,332
3.20%, 07/18/29	380	359,466
3.29%, 07/25/27	240	234,290
3.68%, 02/22/27	255	251,850
3.74%, 03/07/29	365	355,375
3.96%, 03/02/28	321	317,481
4.05%, 09/11/28	235	232,726
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	200	197,996
4.32%, 04/19/33, (1-year CMT + 1.550%)(c)	170	161,810
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	310	312,616
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	325	324,884
5.16%, 04/24/31, (1-year CMT + 1.170%)(c)	200	202,790
5.20%, 01/16/31, (1-year CMT + 0.780%)(c)	200	203,271
5.24%, 04/19/29, (1-year CMT + 1.700%)(c)	210	213,511
5.26%, 04/17/30, (1-year CMT + 0.820%)(c)	220	224,011
Security	Par (000)	Value
Banks (continued)
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	$95	$96,566
5.41%, 04/19/34, (1-year CMT + 1.970%)(c)	225	227,520
5.42%, 02/22/29, (1-year CMT + 1.380%)(c)	250	255,151
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	350	351,400
5.44%, 02/22/34, (1-year CMT + 1.630%)(c)	285	288,592
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	40	40,649
5.48%, 02/22/31, (1-year CMT + 1.530%)(c)	15	15,419
5.57%, 01/16/36, (1-year CMT + 0.950%)(c)	200	202,485
5.62%, 04/24/36, (1-year CMT + 1.270%)(c)	200	203,190
Mizuho Financial Group Inc.
1.55%, 07/09/27, (1-year CMT + 0.750%)(c)	40	38,671
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	160	138,181
2.17%, 05/22/32, (1-year CMT + 0.870%)(c)	200	170,771
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	275	241,478
2.26%, 07/09/32, (1-year CMT + 0.900%)(c)	200	170,976
2.56%, 09/13/31	230	197,133
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(c)	125	112,625
2.84%, 09/13/26	233	228,148
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(c)	200	184,816
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	205	192,302
3.17%, 09/11/27	220	213,795
3.26%, 05/22/30, (1-year CMT + 1.250%)(c)	120	113,371
4.02%, 03/05/28	295	291,801
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(c)	255	251,529
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	200	204,044
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	200	204,023
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	225	228,986
5.58%, 05/26/35, (1-year CMT + 1.300%)(c)	200	202,722
5.59%, 07/10/35, (1-year CMT + 1.300%)(c)	200	202,640
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	50	51,558
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	200	204,607
5.74%, 05/27/31, (1-year CMT + 1.650%)(c)	25	25,933
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	200	205,271
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	225	231,073
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	315	325,165
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(c)	655	632,068
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	625	526,085
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	565	477,084
2.24%, 07/21/32, (1-day SOFR + 1.178%)(c)	795	677,672
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	485	468,352
2.48%, 09/16/36, (1-day SOFR + 1.360%)(c)	560	467,674
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	565	486,349
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	720	657,183
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	565	496,705
3.13%, 07/27/26	669	658,808
3.59%, 07/22/28(c)	666	650,776
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	650	616,251
3.63%, 01/20/27	693	684,736
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(c)	661	646,858
3.95%, 04/23/27	434	430,020
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	535	531,157
4.35%, 09/08/26	478	476,017

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(c)	$644	$638,612
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	645	640,605
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	450	443,474
4.99%, 04/12/29, (1-day SOFR + 1.380%)(c)	190	191,775
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	470	474,500
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	555	561,579
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	575	582,995
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	490	497,725
5.19%, 04/17/31, (1-day SOFR + 1.510%)(c)	700	710,091
5.23%, 01/15/31, (1-day SOFR + 1.108%)(c)	495	502,513
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	740	739,690
5.30%, 04/20/37, (1-day SOFR + 2.620%)(c)	405	396,661
5.32%, 07/19/35, (1-day SOFR + 1.555%)(c)	730	725,314
5.42%, 07/21/34, (1-day SOFR + 1.880%)(c)	570	574,751
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	415	424,598
5.47%, 01/18/35, (1-day SOFR + 1.730%)(c)	595	598,352
5.59%, 01/18/36, (1-day SOFR + 1.418%)(c)	565	570,647
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	330	336,041
5.66%, 04/18/30, (1-day SOFR + 1.260%)(c)	545	562,741
5.66%, 04/17/36, (1-day SOFR + 1.757%)(c)	360	366,296
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	670	690,847
5.94%, 02/07/39, (5-year CMT + 1.800%)(c)	315	317,506
5.95%, 01/19/38, (5-year CMT + 2.430%)(c)	420	423,378
6.25%, 08/09/26	160	163,231
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	490	507,990
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	695	743,220
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	445	469,071
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	465	504,582
7.25%, 04/01/32	250	284,839
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(c)	390	389,682
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	350	351,961
4.97%, 07/14/28, (1-day SOFR + 0.930%)(c)	330	332,652
5.02%, 01/12/29, (1-day SOFR + 0.906%)(c)	445	449,392
5.50%, 05/26/28, (1-day SOFR + 0.865%)(c)	485	493,514
5.88%, 10/30/26	340	346,715
National Australia Bank Ltd./New York
2.50%, 07/12/26	265	259,970
3.91%, 06/09/27	160	158,927
4.50%, 10/26/27	250	251,361
4.79%, 01/10/29	260	264,164
4.90%, 06/13/28	85	86,603
4.90%, 01/14/30	250	255,456
4.94%, 01/12/28	260	264,745
5.09%, 06/11/27	250	254,022
National Bank of Canada
4.50%, 10/10/29	30	29,712
4.95%, 02/01/28, (1-day SOFR + 0.795%)(c)	250	251,047
5.60%, 07/02/27, (1-day SOFR + 1.036%)(c)	55	55,509
5.60%, 12/18/28	270	278,876
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(c)	310	300,309
3.03%, 11/28/35, (5-year CMT + 2.350%)(c)	200	176,793
3.07%, 05/22/28, (1-year CMT + 2.550%)(c)	215	208,455
4.45%, 05/08/30(c)	255	250,731
4.89%, 05/18/29(c)	320	321,184
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	260	260,576
5.08%, 01/27/30(c)	370	372,113
5.12%, 05/23/31, (1-year CMT + 1.050%)(c)	200	200,856
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	220	223,536
Security	Par (000)	Value
Banks (continued)
5.58%, 03/01/28, (1-year CMT + 1.100%)(c)	$210	$212,983
5.78%, 03/01/35, (1-year CMT + 1.500%)(c)	295	300,309
5.81%, 09/13/29, (1-year CMT + 1.950%)(c)	250	257,775
6.02%, 03/02/34, (1-year CMT + 2.100%)(c)	200	208,088
6.48%, 06/01/34, (5-year CMT + 2.200%)(c)	210	217,887
Northern Trust Corp.
1.95%, 05/01/30	230	204,012
3.15%, 05/03/29	147	140,970
3.38%, 05/08/32(c)	112	108,101
3.65%, 08/03/28	81	79,568
4.00%, 05/10/27	220	219,248
6.13%, 11/02/32	145	154,190
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	60	59,594
3.75%, 09/05/29	135	133,625
4.13%, 01/18/29	415	416,820
4.25%, 03/01/28	105	105,848
4.50%, 01/24/30	200	203,870
4.75%, 05/21/27	415	420,634
5.00%, 10/23/26	155	156,868
PNC Bank NA
2.70%, 10/22/29	250	230,155
4.05%, 07/26/28	305	300,416
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	165	158,691
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	244	210,887
2.55%, 01/22/30	505	461,484
2.60%, 07/23/26	215	211,008
3.15%, 05/19/27	178	174,036
3.45%, 04/23/29	424	409,147
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(c)	210	199,228
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	270	266,283
4.90%, 05/13/31, (1-day SOFR + 1.333%)(c)	200	200,286
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	360	355,772
5.10%, 07/23/27, (1-day SOFR + 0.796%)(c)	205	206,185
5.22%, 01/29/31, (1-day SOFR + 1.072%)(c)	220	223,364
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	225	227,557
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	225	228,989
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	315	314,307
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	395	406,265
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	427	439,226
5.58%, 01/29/36, (1-day SOFR + 1.394%)(c)	280	282,233
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	310	316,312
5.94%, 08/18/34, (1-day SOFR + 1.946%)(c)	190	196,670
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(c)	330	345,046
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(c)	255	262,085
6.88%, 10/20/34, (1-day SOFR + 2.284%)(c)	495	543,521
Regions Financial Corp.
1.80%, 08/12/28	170	155,454
5.50%, 09/06/35, (1-day SOFR +2.060%)(c)	150	147,111
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	145	148,336
Royal Bank of Canada
1.15%, 07/14/26	195	188,269
1.40%, 11/02/26	244	234,394
2.05%, 01/21/27	175	168,882
2.30%, 11/03/31	365	315,996
3.63%, 05/04/27	255	251,690
3.88%, 05/04/32	235	221,843

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.24%, 08/03/27	$310	$309,312
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(c)	190	190,077
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(c)	195	194,819
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	400	398,205
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(c)	250	250,826
4.88%, 01/19/27	285	287,411
4.90%, 01/12/28	155	157,167
4.95%, 02/01/29	215	218,912
4.97%, 01/24/29, (1-day SOFR + 0.830%)(c)	360	363,531
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	260	261,954
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(c)	340	342,619
5.00%, 02/01/33	375	375,835
5.00%, 05/02/33	210	210,201
5.07%, 07/23/27, (1-day SOFR + 0.790%)(c)	265	266,741
5.15%, 02/04/31, (1-day SOFR + 1.030%)(c)	340	344,938
5.15%, 02/01/34	255	257,478
5.20%, 07/20/26	205	206,964
5.20%, 08/01/28	240	245,585
6.00%, 11/01/27	280	290,209
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	215	206,614
3.24%, 10/05/26	223	218,570
4.40%, 07/13/27	239	237,006
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	70	70,394
5.47%, 03/20/29, (1-day SOFR + 1.610%)(c)	125	125,999
5.74%, 03/20/31, (1-day SOFR + 1.878%)(c)	125	126,374
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	120	123,716
6.34%, 05/31/35, (1-day SOFR + 2.138%)(c)	120	122,972
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	210	217,411
6.57%, 06/12/29, (1-day SOFR + 2.700%)(c)	180	186,759
7.66%, 11/09/31, (1-day SOFR + 3.280%)(c)	140	154,187
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(c)	235	227,074
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	210	201,834
3.82%, 11/03/28(c)	205	199,293
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	210	208,037
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(c)	200	204,674
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	260	269,827
State Street Bank & Trust Co.
4.59%, 11/25/26	275	276,343
4.78%, 11/23/29	250	253,010
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(c)	160	153,926
2.20%, 02/07/28, (1-day SOFR + 0.730%)(c)	180	173,509
2.20%, 03/03/31	150	130,539
2.40%, 01/24/30	191	175,555
2.62%, 02/07/33, (1-day SOFR + 1.002%)(c)	135	117,403
3.03%, 11/01/34, (1-day SOFR + 1.490%)(c)	145	132,166
3.15%, 03/30/31, (1-day SOFR + 2.650%)(c)	165	154,663
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(c)	130	128,640
4.16%, 08/04/33, (1-day SOFR + 1.726%)(c)	194	183,639
4.33%, 10/22/27	290	290,411
4.42%, 05/13/33, (1-day SOFR + 1.605%)(c)	125	121,451
Security	Par (000)	Value
Banks (continued)
4.53%, 02/20/29, (1-day SOFR + 1.018%)(c)	$240	$240,757
4.54%, 02/28/28	125	125,903
4.54%, 04/24/28, (1-day SOFR + 0.950%)(c)	60	60,137
4.68%, 10/22/32, (1-day SOFR + 1.050%)(c)	180	178,150
4.73%, 02/28/30	205	206,037
4.82%, 01/26/34, (1-day SOFR + 1.567%)(c)	160	156,937
4.83%, 04/24/30	150	151,285
4.99%, 03/18/27	225	227,740
5.15%, 02/28/36, (1-day SOFR + 1.217%)(c)	125	124,221
5.16%, 05/18/34, (1-day SOFR + 1.890%)(c)	165	166,247
5.27%, 08/03/26	254	256,383
5.68%, 11/21/29, (1-day SOFR + 1.484%)(c)	220	228,730
5.82%, 11/04/28, (1-day SOFR + 1.715%)(c)	90	92,922
6.12%, 11/21/34, (1-day SOFR + 1.958%)(c)	115	120,077
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	365	350,701
1.71%, 01/12/31	200	169,369
1.90%, 09/17/28	435	400,109
2.13%, 07/08/30	165	145,507
2.14%, 09/23/30	195	169,680
2.17%, 01/14/27	155	149,461
2.22%, 09/17/31	280	240,152
2.47%, 01/14/29	200	186,013
2.63%, 07/14/26	488	478,195
2.75%, 01/15/30	295	271,107
3.01%, 10/19/26	345	338,154
3.04%, 07/16/29	550	517,014
3.35%, 10/18/27	190	185,360
3.36%, 07/12/27	320	313,379
3.45%, 01/11/27	287	282,649
3.54%, 01/17/28	15	14,666
3.94%, 07/19/28	90	88,657
4.31%, 10/16/28(a)	175	174,143
5.32%, 07/09/29	200	204,851
5.42%, 07/09/31	225	231,101
5.52%, 01/13/28	155	159,118
5.56%, 07/09/34	295	300,927
5.63%, 01/15/35	200	204,477
5.71%, 01/13/30	220	229,089
5.72%, 09/14/28	245	253,549
5.77%, 01/13/33	425	440,551
5.78%, 07/13/33	200	207,125
5.80%, 07/13/28	220	228,102
5.81%, 09/14/33	220	229,737
5.85%, 07/13/30	215	225,333
5.88%, 07/13/26	225	228,288
Synchrony Bank, 5.63%, 08/23/27	250	253,321
Synovus Bank, 5.63%, 02/15/28	30	30,117
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(c)	60	60,716
Toronto-Dominion Bank (The)
1.20%, 06/03/26	294	284,607
1.25%, 09/10/26	250	240,004
1.95%, 01/12/27	175	168,282
2.00%, 09/10/31	215	184,964
2.45%, 01/12/32	150	129,137
2.80%, 03/10/27	250	243,091
3.20%, 03/10/32	315	282,025
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(c)	305	299,371
4.11%, 06/08/27	387	384,107

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.46%, 06/08/32	$375	$363,485
4.57%, 12/17/26	275	275,372
4.57%, 06/02/28	150	150,103
4.69%, 09/15/27	320	321,396
4.78%, 12/17/29	220	220,755
4.81%, 06/03/30	150	150,128
4.86%, 01/31/28	160	161,502
4.98%, 04/05/27	220	221,890
4.99%, 04/05/29	225	228,342
5.15%, 09/10/34, (5-year CMT + 1.500%)(c)	75	74,470
5.16%, 01/10/28	175	177,937
5.26%, 12/11/26	140	141,571
5.30%, 01/30/32	150	152,115
5.52%, 07/17/28	305	314,067
5.53%, 07/17/26	390	394,214
Truist Bank
2.25%, 03/11/30	255	225,522
3.80%, 10/30/26	90	88,888
Truist Financial Corp.
1.13%, 08/03/27	184	171,956
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	215	198,682
1.95%, 06/05/30	185	161,603
3.88%, 03/19/29	155	150,349
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	240	238,042
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	285	286,521
4.92%, 07/28/33, (1-day SOFR + 2.240%)(c)	210	201,500
5.07%, 05/20/31, (1-day SOFR + 1.309%)(c)	250	251,308
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	305	298,977
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	220	220,870
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	315	322,089
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	420	426,665
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	375	384,267
6.05%, 06/08/27, (1-day SOFR + 2.050%)(c)	245	248,205
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	165	172,311
7.16%, 10/30/29, (1-day SOFR + 2.446%)(c)	370	398,169
U.S. Bancorp
1.38%, 07/22/30	285	242,818
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	275	264,757
2.49%, 11/03/36, (5-year CMT + 0.950%)(c)	225	187,039
2.68%, 01/27/33, (1-day SOFR + 1.020%)(c)	210	181,042
3.00%, 07/30/29	220	206,125
3.90%, 04/26/28	212	209,902
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	420	419,612
4.65%, 02/01/29, (1-day SOFR + 1.230%)(c)	300	300,444
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	445	431,511
4.97%, 07/22/33, (1-day SOFR + 2.110%)(c)	285	276,999
5.05%, 02/12/31, (1-day SOFR + 1.061%)(c)	175	176,323
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	275	278,357
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	330	337,585
5.42%, 02/12/36, (1-day SOFR + 1.411%)(c)	180	179,459
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	435	443,078
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	360	371,562
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	376	388,075
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	335	346,833
6.79%, 10/26/27, (1-day SOFR + 1.880%)(c)	200	205,931
Series V, 2.38%, 07/22/26	290	284,208
Series X, 3.15%, 04/27/27	243	237,834
UBS AG/London
1.25%, 06/01/26	210	203,477
5.65%, 09/11/28	305	315,891
Security	Par (000)	Value
Banks (continued)
UBS AG/Stamford CT
1.25%, 08/07/26	$350	$337,147
5.00%, 07/09/27	270	272,922
7.50%, 02/15/28	520	558,943
Wachovia Corp., 7.57%, 08/01/26(d)	85	87,645
Webster Financial Corp., 4.10%, 03/25/29	50	48,504
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	677	647,918
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	760	686,825
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	760	701,479
3.00%, 10/23/26	746	731,052
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(c)	530	522,380
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	870	781,151
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	870	853,065
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(c)	612	599,914
4.10%, 06/03/26	516	513,242
4.15%, 01/24/29	567	559,736
4.30%, 07/22/27	518	515,501
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	510	501,589
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	645	646,735
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	945	928,997
4.97%, 04/23/29, (1-day SOFR + 1.370%)(c)	625	629,863
5.15%, 04/23/31, (1-day SOFR + 1.500%)(c)	625	632,728
5.20%, 01/23/30, (1-day SOFR + 1.500%)(c)	600	610,039
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	525	515,099
5.24%, 01/24/31, (1-day SOFR + 1.110%)(c)	280	284,257
5.38%, 02/07/35	210	215,282
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	840	843,661
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	660	663,773
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	955	967,401
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	875	897,608
5.61%, 04/23/36, (1-day SOFR + 1.740%)(c)	345	349,060
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	690	702,753
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	635	666,550
6.49%, 10/23/34, (1-day SOFR + 2.060%)(c)	735	787,834
Series B, 7.95%, 11/15/29	100	111,195
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(c)	485	486,831
Wells Fargo Bank NA
5.25%, 12/11/26	480	486,117
5.45%, 08/07/26	475	480,231
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(c)	10	9,256
Westpac Banking Corp.
1.15%, 06/03/26	349	338,178
1.95%, 11/20/28	271	250,987
2.15%, 06/03/31	260	228,374
2.65%, 01/16/30	120	111,346
2.67%, 11/15/35, (5-year CMT + 1.750%)(c)	255	222,367
2.70%, 08/19/26	250	245,543
3.02%, 11/18/36, (5-year CMT + 1.530%)(c)	230	198,898
3.35%, 03/08/27	198	195,076
3.40%, 01/25/28	197	193,098
4.04%, 08/26/27	210	209,516
4.11%, 07/24/34, (5-year CMT + 2.000%)(c)	235	225,188

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(c)	$335	$331,633
4.60%, 10/20/26	145	145,770
5.05%, 04/16/29	190	194,776
5.41%, 08/10/33, (1-year CMT + 2.680%)(c)	225	224,312
5.46%, 11/18/27	280	287,984
5.54%, 11/17/28	270	281,172
5.62%, 11/20/35, (1-year CMT + 1.200%)(c)	250	248,152
6.82%, 11/17/33	185	201,098
Wintrust Financial Corp., 4.85%, 06/06/29	20	19,270
Zions Bancorp NA
3.25%, 10/29/29	80	72,180
6.82%, 11/19/35, (1-day SOFR + 2.830%)(c)	30	30,158
		300,235,647
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	305	292,203
4.75%, 01/23/29	469	475,497
4.90%, 01/23/31	210	214,091
5.00%, 06/15/34	195	196,428
Brown-Forman Corp., 4.75%, 04/15/33	120	118,692
Coca-Cola Co. (The)
1.00%, 03/15/28	295	272,493
1.38%, 03/15/31	298	253,006
1.45%, 06/01/27	340	323,644
1.50%, 03/05/28	180	168,132
1.65%, 06/01/30	315	277,029
2.00%, 03/05/31	160	141,139
2.13%, 09/06/29	255	235,134
2.25%, 01/05/32	445	390,190
2.90%, 05/25/27	90	88,110
3.38%, 03/25/27	278	275,035
3.45%, 03/25/30	283	273,449
4.65%, 08/14/34	160	158,636
5.00%, 05/13/34	200	203,125
Coca-Cola Consolidated Inc.
5.25%, 06/01/29	125	127,848
5.45%, 06/01/34	125	127,263
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	95	76,760
2.75%, 01/22/30	100	92,453
Constellation Brands Inc.
2.25%, 08/01/31	230	197,125
2.88%, 05/01/30	135	123,627
3.15%, 08/01/29	170	160,062
3.50%, 05/09/27	50	48,990
3.60%, 02/15/28	70	68,416
3.70%, 12/06/26	169	167,070
4.35%, 05/09/27	195	194,389
4.65%, 11/15/28	130	130,073
4.75%, 05/09/32	115	112,637
4.80%, 01/15/29	90	90,431
4.80%, 05/01/30	50	49,960
4.90%, 05/01/33(a)	190	186,109
Diageo Capital PLC
2.00%, 04/29/30	265	235,971
2.13%, 04/29/32	70	58,774
2.38%, 10/24/29	225	207,008
3.88%, 05/18/28	60	59,377
5.30%, 10/24/27	200	204,191
5.38%, 10/05/26	220	222,476
Security	Par (000)	Value
Beverages (continued)
5.50%, 01/24/33	$40	$41,194
5.63%, 10/05/33	240	249,205
Diageo Investment Corp., 5.63%, 04/15/35	200	205,162
Keurig Dr Pepper Inc.
2.25%, 03/15/31	115	100,297
2.55%, 09/15/26	120	117,075
3.20%, 05/01/30	165	154,056
3.43%, 06/15/27	115	112,644
3.95%, 04/15/29	225	219,892
4.05%, 04/15/32	185	175,862
4.35%, 05/15/28	75	74,749
4.60%, 05/25/28	240	240,966
4.60%, 05/15/30	75	74,647
5.05%, 03/15/29	160	162,335
5.10%, 03/15/27	80	80,752
5.15%, 05/15/35	75	73,530
5.30%, 03/15/34	145	146,231
Series 10, 5.20%, 03/15/31	125	127,436
Molson Coors Beverage Co., 3.00%, 07/15/26	448	440,509
PepsiCo Inc.
1.40%, 02/25/31	200	169,585
1.63%, 05/01/30	259	227,460
1.95%, 10/21/31	210	179,870
2.38%, 10/06/26	229	223,611
2.63%, 03/19/27	135	131,534
2.63%, 07/29/29	238	223,288
2.75%, 03/19/30	285	265,397
3.00%, 10/15/27	348	338,934
3.60%, 02/18/28	150	148,126
3.90%, 07/18/32	335	319,521
4.40%, 02/07/27	140	140,544
4.45%, 02/07/28	145	146,289
4.45%, 05/15/28	165	166,805
4.45%, 02/15/33	185	183,681
4.50%, 07/17/29	175	176,709
4.60%, 02/07/30	130	131,325
4.80%, 07/17/34	150	148,761
5.00%, 02/07/35	110	109,859
5.13%, 11/10/26	205	207,646
7.00%, 03/01/29	120	131,335
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	110	110,868
4.65%, 02/16/27	130	130,938
4.70%, 02/16/34	120	117,827
		14,223,498
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	260	238,406
2.00%, 01/15/32	220	184,793
2.20%, 02/21/27	332	319,835
2.30%, 02/25/31	275	241,171
2.45%, 02/21/30	260	235,670
2.60%, 08/19/26	295	288,888
3.00%, 02/22/29	165	156,429
3.20%, 11/02/27	182	176,895
3.35%, 02/22/32	200	182,706
4.05%, 08/18/29	235	230,076
4.20%, 03/01/33	140	132,405
5.15%, 03/02/28	805	819,718
5.25%, 03/02/30	615	630,620
5.25%, 03/02/33	925	933,633

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30	$330	$292,712
5.05%, 01/15/31	40	40,188
5.75%, 05/15/35	125	125,927
Bio-Rad Laboratories Inc.
3.30%, 03/15/27	100	97,573
3.70%, 03/15/32	195	177,199
Gilead Sciences Inc.
1.20%, 10/01/27	175	163,738
1.65%, 10/01/30	270	233,182
2.95%, 03/01/27	287	281,505
4.80%, 11/15/29	150	151,989
5.25%, 10/15/33	200	203,321
Illumina Inc.
2.55%, 03/23/31	160	137,816
4.65%, 09/09/26	75	74,924
5.75%, 12/13/27	95	96,927
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	313	267,985
Royalty Pharma PLC
1.75%, 09/02/27	200	188,149
2.15%, 09/02/31	134	113,228
2.20%, 09/02/30	230	200,348
5.15%, 09/02/29	130	131,465
5.40%, 09/02/34	90	89,618
		7,839,039
Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27	176	170,556
2.70%, 02/15/31	155	139,295
2.72%, 02/15/30	435	400,373
5.90%, 03/15/34	145	152,268
CRH America Finance Inc.
5.40%, 05/21/34	210	211,986
5.50%, 01/09/35	200	201,582
CRH SMW Finance DAC
5.13%, 01/09/30	200	203,237
5.20%, 05/21/29	200	203,476
Eagle Materials Inc., 2.50%, 07/01/31	200	173,934
Fortune Brands Innovations Inc.
3.25%, 09/15/29	130	122,085
4.00%, 03/25/32	85	78,411
5.88%, 06/01/33	145	148,903
Holcim Finance U.S. LLC
4.60%, 04/07/27(b)	50	50,055
4.70%, 04/07/28(b)	50	50,266
5.40%, 04/07/35(b)	210	208,868
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	125	108,340
2.00%, 09/16/31	155	131,249
4.90%, 12/01/32	140	138,407
5.50%, 04/19/29	135	139,254
Lennox International Inc.
1.70%, 08/01/27	90	84,403
5.50%, 09/15/28	125	128,283
Martin Marietta Materials Inc.
2.40%, 07/15/31	215	187,022
3.45%, 06/01/27	50	48,895
3.50%, 12/15/27	119	116,139
5.15%, 12/01/34	70	69,491
Series CB, 2.50%, 03/15/30	140	127,392
Security	Par (000)	Value
Building Materials (continued)
Masco Corp.
1.50%, 02/15/28	$130	$119,701
2.00%, 10/01/30	90	77,406
2.00%, 02/15/31	135	114,167
3.50%, 11/15/27	80	77,864
Mohawk Industries Inc., 5.85%, 09/18/28	100	103,181
Owens Corning
3.40%, 08/15/26	135	132,999
3.50%, 02/15/30	50	47,262
3.88%, 06/01/30	115	109,767
3.95%, 08/15/29	95	92,071
5.50%, 06/15/27	80	81,303
5.70%, 06/15/34	140	142,958
Trane Technologies Financing Ltd.
3.80%, 03/21/29	173	169,936
5.10%, 06/13/34	95	94,848
5.25%, 03/03/33	75	76,500
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	125	122,623
Vulcan Materials Co.
3.50%, 06/01/30	180	170,710
3.90%, 04/01/27	135	133,782
4.95%, 12/01/29	125	126,561
5.35%, 12/01/34	155	156,056
		5,943,865
Chemicals — 0.3%
Air Products and Chemicals Inc.
1.85%, 05/15/27	150	143,544
2.05%, 05/15/30	227	202,397
4.60%, 02/08/29	105	106,055
4.75%, 02/08/31	150	151,224
4.80%, 03/03/33	140	139,658
4.85%, 02/08/34	250	247,435
Albemarle Corp.
4.65%, 06/01/27	180	177,921
5.05%, 06/01/32	140	129,913
Cabot Corp.
4.00%, 07/01/29	88	85,090
5.00%, 06/30/32	90	88,159
CF Industries Inc., 5.15%, 03/15/34	140	135,855
Dow Chemical Co. (The)
2.10%, 11/15/30	205	177,517
4.25%, 10/01/34	5	4,484
4.80%, 11/30/28	168	169,168
5.15%, 02/15/34(a)	130	127,119
5.35%, 03/15/35	110	106,630
6.30%, 03/15/33(a)	125	132,358
7.38%, 11/01/29	132	145,294
DuPont de Nemours Inc., 4.73%, 11/15/28	500	505,897
Eastman Chemical Co.
4.50%, 12/01/28	115	114,467
5.00%, 08/01/29	155	155,756
5.63%, 02/20/34	140	139,903
5.75%, 03/08/33	135	138,269
Ecolab Inc.
1.30%, 01/30/31	118	99,126
1.65%, 02/01/27	120	115,068
2.13%, 02/01/32	132	112,436
2.70%, 11/01/26	210	205,435
3.25%, 12/01/27	139	135,751
4.80%, 03/24/30	172	174,735

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.25%, 01/15/28	$125	$128,245
EIDP Inc.
2.30%, 07/15/30	111	99,921
4.80%, 05/15/33	65	63,740
5.13%, 05/15/32	100	100,993
FMC Corp.
3.20%, 10/01/26	120	117,294
3.45%, 10/01/29	78	71,809
5.15%, 05/18/26	90	90,570
5.65%, 05/18/33	120	115,631
Huntsman International LLC
2.95%, 06/15/31	101	83,298
4.50%, 05/01/29	163	152,617
5.70%, 10/15/34	70	63,740
International Flavors & Fragrances Inc., 4.45%, 09/26/28	35	34,669
Linde Inc./CT, 1.10%, 08/10/30	186	158,197
Lubrizol Corp. (The), 6.50%, 10/01/34	15	16,688
LYB International Finance II BV, 3.50%, 03/02/27	150	147,047
LYB International Finance III LLC
2.25%, 10/01/30	115	100,551
5.50%, 03/01/34	165	160,996
5.63%, 05/15/33	90	90,367
6.15%, 05/15/35	100	101,508
Mosaic Co. (The)
4.05%, 11/15/27	115	113,509
5.38%, 11/15/28	100	101,757
5.45%, 11/15/33(a)	25	25,046
NewMarket Corp., 2.70%, 03/18/31	115	101,102
Nutrien Ltd.
2.95%, 05/13/30	139	127,677
4.00%, 12/15/26	125	123,874
4.13%, 03/15/35	20	17,810
4.20%, 04/01/29	140	137,766
4.50%, 03/12/27	95	94,934
4.90%, 03/27/28	185	186,876
5.20%, 06/21/27	125	126,565
5.25%, 03/12/32	125	125,563
5.40%, 06/21/34	100	99,599
PPG Industries Inc.
2.55%, 06/15/30	70	63,160
2.80%, 08/15/29	80	74,592
3.75%, 03/15/28	135	132,478
RPM International Inc.
2.95%, 01/15/32	80	69,643
3.75%, 03/15/27	119	117,131
4.55%, 03/01/29	102	101,255
Sherwin-Williams Co. (The)
2.20%, 03/15/32	125	105,658
2.30%, 05/15/30	107	95,480
2.95%, 08/15/29	165	154,391
3.45%, 06/01/27	370	363,288
4.55%, 03/01/28	30	30,120
4.80%, 09/01/31	45	44,966
Westlake Corp.
3.38%, 06/15/30(a)	75	69,892
3.60%, 08/15/26	174	171,419
		9,240,096
Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30	275	235,640
Security	Par (000)	Value
Commercial Services (continued)
1.70%, 05/15/28	$180	$168,408
4.45%, 09/09/34	140	134,916
4.75%, 05/08/32	150	150,648
Block Financial LLC
2.50%, 07/15/28	140	130,425
3.88%, 08/15/30	160	150,637
Cintas Corp. No. 2
3.70%, 04/01/27	283	280,027
4.00%, 05/01/32	191	182,435
4.20%, 05/01/28	75	74,884
Cornell University, 4.84%, 06/15/34(a)	120	118,513
Emory University, Series 2020, 2.14%, 09/01/30	100	88,758
Equifax Inc.
2.35%, 09/15/31	225	193,148
3.10%, 05/15/30	145	133,855
4.80%, 09/15/29	125	124,785
5.10%, 12/15/27	150	151,480
5.10%, 06/01/28	210	212,565
Global Payments Inc.
2.15%, 01/15/27	165	158,488
2.90%, 05/15/30	205	185,660
2.90%, 11/15/31	130	112,990
3.20%, 08/15/29	272	254,543
4.45%, 06/01/28	135	133,800
4.95%, 08/15/27	115	115,550
5.30%, 08/15/29	90	90,747
5.40%, 08/15/32(a)	170	170,563
GXO Logistics Inc.
1.65%, 07/15/26	95	91,458
2.65%, 07/15/31	100	84,738
6.25%, 05/06/29	130	133,183
6.50%, 05/06/34	115	117,669
J Paul Getty Trust (The), 4.91%, 04/01/35	100	98,748
Johns Hopkins University, 4.71%, 07/01/32(a)	65	64,730
Leland Stanford Junior University (The), 1.29%, 06/01/27	45	42,515
Moody's Corp.
2.00%, 08/19/31	80	68,364
3.25%, 01/15/28	125	121,951
4.25%, 02/01/29	130	129,179
4.25%, 08/08/32	110	106,436
5.00%, 08/05/34	110	109,237
PayPal Holdings Inc.
2.30%, 06/01/30	255	229,561
2.65%, 10/01/26	280	274,152
2.85%, 10/01/29	366	342,216
3.90%, 06/01/27	120	119,170
4.40%, 06/01/32	190	185,105
4.45%, 03/06/28	30	30,129
5.10%, 04/01/35	75	73,941
5.15%, 06/01/34	170	169,580
Quanta Services Inc.
2.35%, 01/15/32	125	105,370
2.90%, 10/01/30	225	204,392
4.75%, 08/09/27	100	100,392
5.25%, 08/09/34	150	148,521
RELX Capital Inc.
3.00%, 05/22/30	185	172,596
4.00%, 03/18/29	158	155,906
4.75%, 03/27/30	75	75,608
4.75%, 05/20/32	105	104,274

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
5.25%, 03/27/35	$50	$50,184
Rollins Inc., 5.25%, 02/24/35(b)	50	49,587
S&P Global Inc.
1.25%, 08/15/30	165	140,576
2.45%, 03/01/27	235	227,933
2.50%, 12/01/29	119	109,698
2.70%, 03/01/29	255	240,098
2.90%, 03/01/32	300	268,749
2.95%, 01/22/27	109	106,852
4.25%, 05/01/29	225	223,454
4.75%, 08/01/28	160	161,536
5.25%, 09/15/33	130	133,257
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	123	104,207
Trustees of Princeton University (The), 4.65%, 07/01/30	30	30,325
UL Solutions Inc., 6.50%, 10/20/28(b)	90	94,015
Verisk Analytics Inc.
4.13%, 03/15/29	160	157,453
5.25%, 06/05/34	125	125,332
5.25%, 03/15/35	145	143,641
5.75%, 04/01/33	115	119,633
Yale University, Series 2020, 1.48%, 04/15/30	110	97,005
		9,996,121
Computers — 0.6%
Accenture Capital Inc.
3.90%, 10/04/27	135	134,025
4.05%, 10/04/29	215	212,252
4.25%, 10/04/31	305	299,499
4.50%, 10/04/34	245	235,270
Amdocs Ltd., 2.54%, 06/15/30	160	142,807
Apple Inc.
1.20%, 02/08/28	515	477,621
1.25%, 08/20/30	235	202,160
1.40%, 08/05/28	510	469,579
1.65%, 05/11/30	313	276,643
1.65%, 02/08/31	595	514,737
1.70%, 08/05/31	230	197,543
2.05%, 09/11/26	440	428,681
2.20%, 09/11/29	404	372,807
2.45%, 08/04/26	468	459,035
2.90%, 09/12/27	421	410,755
3.00%, 06/20/27	227	222,340
3.00%, 11/13/27	335	327,069
3.20%, 05/11/27	445	438,158
3.25%, 08/08/29	235	226,828
3.35%, 02/09/27	512	506,014
3.35%, 08/08/32	290	270,595
4.00%, 05/10/28	315	315,366
4.00%, 05/12/28	200	199,732
4.15%, 05/10/30	10	10,042
4.20%, 05/12/30	200	199,506
4.30%, 05/10/33	215	213,345
4.50%, 05/12/32	200	198,944
4.75%, 05/12/35	200	198,331
Booz Allen Hamilton Inc.
5.95%, 08/04/33	150	151,384
5.95%, 04/15/35	75	74,582
CGI Inc.
1.45%, 09/14/26	130	124,900
2.30%, 09/14/31	105	89,851
Security	Par (000)	Value
Computers (continued)
4.95%, 03/14/30(b)	$75	$75,017
Dell Inc., 7.10%, 04/15/28(a)	85	90,452
Dell International LLC/EMC Corp.
4.35%, 02/01/30	105	103,096
4.75%, 04/01/28	60	60,256
4.85%, 02/01/35	180	170,449
4.90%, 10/01/26	387	388,093
5.00%, 04/01/30	90	90,474
5.25%, 02/01/28	220	224,602
5.30%, 10/01/29	392	399,887
5.30%, 04/01/32	150	150,652
5.40%, 04/15/34	205	205,290
5.50%, 04/01/35	225	222,231
5.75%, 02/01/33	255	263,744
6.02%, 06/15/26	401	404,713
6.10%, 07/15/27(a)	120	123,436
6.20%, 07/15/30	182	192,690
DXC Technology Co.
1.80%, 09/15/26	130	125,043
2.38%, 09/15/28	160	146,482
Fortinet Inc., 2.20%, 03/15/31	135	117,360
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	90	92,778
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	260	259,575
4.45%, 09/25/26	240	239,646
4.55%, 10/15/29	335	332,250
4.85%, 10/15/31	145	143,754
5.00%, 10/15/34	410	399,127
5.25%, 07/01/28	160	162,953
HP Inc.
1.45%, 06/17/26	85	82,206
2.65%, 06/17/31	210	182,000
3.00%, 06/17/27	220	212,836
3.40%, 06/17/30	5	4,623
4.00%, 04/15/29	245	237,408
4.20%, 04/15/32	145	135,478
4.75%, 01/15/28	150	150,408
5.40%, 04/25/30	50	50,633
5.50%, 01/15/33	215	214,322
6.10%, 04/25/35	120	121,386
IBM International Capital Pte Ltd.
4.60%, 02/05/27	140	140,408
4.60%, 02/05/29	170	170,500
4.75%, 02/05/31	140	140,356
4.90%, 02/05/34	195	190,934
International Business Machines Corp.
1.70%, 05/15/27	185	176,044
1.95%, 05/15/30	225	198,475
2.20%, 02/09/27	135	130,217
2.72%, 02/09/32	60	52,671
3.30%, 01/27/27	105	103,247
3.50%, 05/15/29	565	545,087
4.15%, 07/27/27	200	199,055
4.40%, 07/27/32	200	193,816
4.50%, 02/06/28	180	181,075
4.65%, 02/10/28	100	100,716
4.75%, 02/06/33	205	202,620
4.80%, 02/10/30	125	126,107
5.00%, 02/10/32	140	141,023
5.20%, 02/10/35	120	119,482

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
5.88%, 11/29/32	$95	$100,961
6.22%, 08/01/27	80	83,154
6.50%, 01/15/28	45	47,352
Kyndryl Holdings Inc.
2.05%, 10/15/26	158	152,401
2.70%, 10/15/28	130	121,877
3.15%, 10/15/31	143	126,825
6.35%, 02/20/34(a)	85	89,165
Leidos Inc.
2.30%, 02/15/31	205	177,076
4.38%, 05/15/30	140	136,423
5.50%, 03/15/35	100	99,726
5.75%, 03/15/33	200	205,370
NetApp Inc.
2.38%, 06/22/27	145	138,559
2.70%, 06/22/30	165	148,612
5.50%, 03/17/32	120	121,579
5.70%, 03/17/35	125	125,643
Teledyne FLIR LLC, 2.50%, 08/01/30	80	71,513
Western Digital Corp.
2.85%, 02/01/29	90	82,236
3.10%, 02/01/32	100	86,477
		20,402,533
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	160	156,941
3.25%, 08/15/32	120	109,959
4.20%, 05/01/30	90	89,627
4.60%, 03/01/28	86	87,389
4.60%, 03/01/33	116	115,718
Conopco Inc., Series E, 7.25%, 12/15/26	75	78,238
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	170	145,909
2.38%, 12/01/29	180	164,545
2.60%, 04/15/30	100	91,310
3.15%, 03/15/27	120	117,491
4.38%, 05/15/28	90	90,103
4.65%, 05/15/33	180	174,323
5.00%, 02/14/34(a)	90	89,005
Haleon U.S. Capital LLC
3.38%, 03/24/27	380	373,619
3.38%, 03/24/29	250	240,016
3.63%, 03/24/32	430	398,349
Kenvue Inc.
4.85%, 05/22/32	100	100,440
4.90%, 03/22/33	280	280,658
5.00%, 03/22/30	250	256,222
Procter & Gamble Co. (The)
1.20%, 10/29/30	200	170,894
1.90%, 02/01/27	235	227,040
1.95%, 04/23/31	255	223,913
2.30%, 02/01/32	109	96,690
2.45%, 11/03/26	210	205,489
2.80%, 03/25/27	153	149,678
2.85%, 08/11/27	203	197,935
3.00%, 03/25/30	356	337,533
3.95%, 01/26/28	145	145,390
4.05%, 05/01/30	150	148,761
4.05%, 01/26/33	195	189,996
4.15%, 10/24/29	125	125,196
4.35%, 01/29/29	140	141,398
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
4.55%, 01/29/34	$175	$173,241
4.55%, 10/24/34	110	108,547
4.60%, 05/01/35(a)	150	148,577
5.80%, 08/15/34	70	74,998
Unilever Capital Corp.
1.38%, 09/14/30	130	111,823
1.75%, 08/12/31	185	158,454
2.00%, 07/28/26	210	204,919
2.13%, 09/06/29	205	187,658
2.90%, 05/05/27	255	249,308
3.50%, 03/22/28	105	103,220
4.25%, 08/12/27	120	120,392
4.63%, 08/12/34	230	225,523
4.88%, 09/08/28	105	107,329
5.00%, 12/08/33	125	127,018
5.90%, 11/15/32	158	170,686
		7,791,468
Distribution & Wholesale — 0.0%
LKQ Corp.
5.75%, 06/15/28	105	107,639
6.25%, 06/15/33	135	140,631
WW Grainger Inc., 4.45%, 09/15/34	95	91,575
		339,845
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	795	770,294
3.00%, 10/29/28	842	794,853
3.30%, 01/30/32	850	754,645
3.40%, 10/29/33	325	279,821
3.65%, 07/21/27	225	219,989
3.88%, 01/23/28	150	146,644
4.63%, 10/15/27	170	169,513
4.63%, 09/10/29	155	153,628
4.88%, 04/01/28	150	150,734
4.95%, 09/10/34	240	230,356
5.10%, 01/19/29	205	206,950
5.30%, 01/19/34	165	162,971
5.75%, 06/06/28	240	246,572
6.10%, 01/15/27	235	239,602
6.15%, 09/30/30	205	216,473
6.45%, 04/15/27	310	319,034
6.95%, 03/10/55, (5-year CMT + 2.720%)(c)	150	153,913
Affiliated Managers Group Inc.
3.30%, 06/15/30	150	139,844
5.50%, 08/20/34	105	102,983
Air Lease Corp.
1.88%, 08/15/26	295	285,294
2.10%, 09/01/28	100	92,651
2.20%, 01/15/27	210	202,312
2.88%, 01/15/32	190	166,266
3.00%, 02/01/30	150	139,042
3.13%, 12/01/30	180	164,375
3.25%, 10/01/29	115	108,560
3.63%, 04/01/27	165	162,602
3.63%, 12/01/27	105	102,730
3.75%, 06/01/26	209	207,327
4.63%, 10/01/28	125	124,999
5.10%, 03/01/29	130	132,052
5.20%, 07/15/31	105	106,171

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.30%, 06/25/26	$75	$75,502
5.30%, 02/01/28	150	152,853
5.85%, 12/15/27	155	159,570
Aircastle Ltd., 4.25%, 06/15/26	180	178,676
Ally Financial Inc.
2.20%, 11/02/28	210	191,694
4.75%, 06/09/27	181	181,229
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(c)	110	109,835
5.74%, 05/15/29, (1-day SOFR Index + 1.960%)(c)	30	30,292
6.18%, 07/26/35, (1-day SOFR + 2.290%)(c)	125	124,326
6.85%, 01/03/30, (1-day SOFR + 2.282%)(c)	155	161,902
6.99%, 06/13/29, (1-day SOFR + 3.260%)(c)	145	151,490
7.10%, 11/15/27	150	157,278
8.00%, 11/01/31	535	598,419
American Express Co.
1.65%, 11/04/26	285	274,262
2.55%, 03/04/27	418	405,547
3.30%, 05/03/27	475	466,363
4.05%, 05/03/29	210	208,691
4.42%, 08/03/33, (1-day SOFR + 1.760%)(c)	285	275,059
4.73%, 04/25/29, (1-day SOFR + 1.260%)(c)	325	326,854
4.99%, 05/26/33, (1-day SOFR + 2.255%)(c)	160	158,187
5.02%, 04/25/31, (1-day SOFR + 1.440%)(c)	325	328,686
5.04%, 07/26/28, (1-day SOFR + 0.930%)(c)	155	156,774
5.04%, 05/01/34, (1-day SOFR + 1.835%)(c)	270	268,983
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(c)	175	177,563
5.10%, 02/16/28, (1-day SOFR + 1.000%)(c)	315	317,939
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(c)	315	322,079
5.28%, 07/26/35, (1-day SOFR + 1.420%)(c)	355	353,039
5.39%, 07/28/27, (1-day SOFR + 0.970%)(c)	280	282,440
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(c)	250	251,716
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(c)	310	320,371
5.63%, 07/28/34, (1-day SOFR + 1.930%)(c)	85	86,033
5.67%, 04/25/36, (1-day SOFR + 1.790%)(c)	235	239,638
5.85%, 11/05/27	350	362,271
5.92%, 04/25/35, (1-day SOFR + 1.630%)(c)	100	103,214
6.49%, 10/30/31, (1-day SOFR + 1.940%)(c)	240	259,562
American Express Credit Corp., 3.30%, 05/03/27	45	44,224
Ameriprise Financial Inc.
2.88%, 09/15/26	127	124,677
4.50%, 05/13/32	120	117,460
5.15%, 05/15/33	180	181,589
5.20%, 04/15/35	100	99,186
5.70%, 12/15/28	165	171,922
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	12	11,184
Apollo Global Management Inc.
6.00%, 12/15/54, (5-year CMT + 2.168%)(c)	100	95,574
6.38%, 11/15/33	115	123,432
Ares Management Corp., 6.38%, 11/10/28	50	52,698
BGC Group Inc.
6.15%, 04/02/30(b)	50	50,002
6.60%, 06/10/29	130	133,573
8.00%, 05/25/28	60	63,738
Security	Par (000)	Value
Diversified Financial Services (continued)
Blue Owl Finance LLC
3.13%, 06/10/31	$145	$126,623
4.38%, 02/15/32	65	59,602
6.25%, 04/18/34	230	233,310
Brookfield Asset Management Ltd., 5.80%, 04/24/35	155	157,021
Brookfield Capital Finance LLC, 6.09%, 06/14/33	120	125,009
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	146	122,399
Brookfield Finance Inc.
2.72%, 04/15/31	135	120,042
3.90%, 01/25/28	212	208,262
4.25%, 06/02/26	120	119,511
4.35%, 04/15/30	219	213,779
4.85%, 03/29/29	205	205,313
5.68%, 01/15/35	100	100,962
6.35%, 01/05/34	155	163,844
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(c)	285	274,042
2.36%, 07/29/32, (1-day SOFR + 1.337%)(c)	217	179,477
2.62%, 11/02/32, (1-day SOFR + 1.265%)(c)	90	76,910
3.27%, 03/01/30, (1-day SOFR + 1.790%)(c)	255	240,688
3.65%, 05/11/27	276	271,415
3.75%, 07/28/26	329	325,036
3.75%, 03/09/27	308	304,049
3.80%, 01/31/28	335	328,397
4.10%, 02/09/27	234	232,144
4.93%, 05/10/28, (1-day SOFR + 2.057%)(c)	320	320,937
5.25%, 07/26/30, (1-day SOFR + 2.600%)(c)	205	206,970
5.27%, 05/10/33, (1-day SOFR + 2.370%)(c)	185	183,069
5.46%, 07/26/30, (1-day SOFR +1.560%)(c)	220	224,121
5.47%, 02/01/29, (1-day SOFR + 2.080%)(c)	230	234,015
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)(c)	220	225,610
5.82%, 02/01/34, (1-day SOFR + 2.600%)(c)	270	273,051
5.88%, 07/26/35, (1-day SOFR +1.990%)(c)	215	217,810
6.05%, 02/01/35, (1-day SOFR + 2.260%)(c)	220	225,570
6.18%, 01/30/36, (1-day SOFR + 2.036%)(c)	300	297,478
6.31%, 06/08/29, (1-day SOFR + 2.640%)(c)	330	343,692
6.38%, 06/08/34, (1-day SOFR + 2.860%)(c)	370	386,456
6.70%, 11/29/32	140	150,521
7.15%, 10/29/27, (1-day SOFR + 2.440%)(c)	185	190,868
7.62%, 10/30/31, (1-day SOFR + 3.070%)(c)	380	423,384
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(c)	205	234,598
Cboe Global Markets Inc.
1.63%, 12/15/30	190	162,087
3.00%, 03/16/32	120	106,474
3.65%, 01/12/27	220	217,139
Charles Schwab Corp. (The)
1.65%, 03/11/31	205	173,266
1.95%, 12/01/31	195	163,657
2.00%, 03/20/28	305	287,353
2.30%, 05/13/31	175	153,367
2.45%, 03/03/27	355	343,785
2.75%, 10/01/29	115	107,078
2.90%, 03/03/32	250	220,592
3.20%, 03/02/27	189	185,445
3.20%, 01/25/28	195	189,791
3.25%, 05/22/29	150	143,967
3.30%, 04/01/27	186	182,748
4.00%, 02/01/29	171	169,378
4.63%, 03/22/30	185	187,003

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.64%, 05/19/29, (1-day SOFR + 2.210%)(c)	$200	$207,102
5.85%, 05/19/34, (1-day SOFR + 2.500%)(c)	250	260,563
5.88%, 08/24/26	150	152,411
6.14%, 08/24/34, (1-day SOFR + 2.010%)(c)	315	334,601
6.20%, 11/17/29, (1-day SOFR + 1.878%)(c)	240	253,697
CI Financial Corp., 3.20%, 12/17/30	255	222,511
CME Group Inc.
2.65%, 03/15/32	188	166,353
3.75%, 06/15/28	213	210,492
4.40%, 03/15/30	105	104,895
Credit Suisse USA LLC, 7.13%, 07/15/32	120	134,191
Eaton Vance Corp., 3.50%, 04/06/27	140	137,810
Enact Holdings Inc., 6.25%, 05/28/29	140	143,855
Franklin Resources Inc., 1.60%, 10/30/30	180	153,405
Intercontinental Exchange Inc.
1.85%, 09/15/32	335	274,420
2.10%, 06/15/30	371	330,224
3.10%, 09/15/27	95	92,543
3.63%, 09/01/28	40	39,020
3.75%, 09/21/28	155	151,851
4.00%, 09/15/27	310	307,522
4.35%, 06/15/29	250	249,392
4.60%, 03/15/33	340	334,139
5.25%, 06/15/31	175	180,453
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	80	77,208
Jefferies Financial Group Inc.
2.63%, 10/15/31	220	187,771
2.75%, 10/15/32	105	86,897
4.15%, 01/23/30	235	226,770
4.85%, 01/15/27	200	200,924
5.88%, 07/21/28	225	231,109
6.20%, 04/14/34	320	326,461
6.45%, 06/08/27	100	103,431
Lazard Group LLC
3.63%, 03/01/27	80	78,285
4.38%, 03/11/29	114	111,627
4.50%, 09/19/28	125	123,697
6.00%, 03/15/31	100	103,430
LPL Holdings Inc.
4.90%, 04/03/28	25	25,035
5.15%, 06/15/30	35	35,094
5.20%, 03/15/30	30	30,153
5.65%, 03/15/35	120	118,404
5.70%, 05/20/27	120	121,994
5.75%, 06/15/35	25	24,828
6.00%, 05/20/34	115	116,843
6.75%, 11/17/28	150	159,340
Mastercard Inc.
1.90%, 03/15/31	150	130,989
2.00%, 11/18/31	165	141,998
2.95%, 11/21/26	178	174,996
2.95%, 06/01/29	240	228,793
3.30%, 03/26/27	265	261,480
3.35%, 03/26/30	327	312,486
3.50%, 02/26/28	155	152,751
4.10%, 01/15/28	75	75,070
4.35%, 01/15/32	135	132,999
4.55%, 03/15/28	90	91,114
4.55%, 01/15/35	70	67,842
4.85%, 03/09/33	190	191,169
Security	Par (000)	Value
Diversified Financial Services (continued)
4.88%, 03/09/28	$190	$193,793
4.88%, 05/09/34	235	234,335
4.95%, 03/15/32	130	132,410
Nasdaq Inc.
1.65%, 01/15/31	205	174,550
3.85%, 06/30/26	70	69,582
5.35%, 06/28/28	245	251,292
5.55%, 02/15/34	268	274,497
Nomura Holdings Inc.
1.65%, 07/14/26	225	217,405
2.17%, 07/14/28	215	199,215
2.33%, 01/22/27	200	192,349
2.61%, 07/14/31	200	173,693
2.68%, 07/16/30	220	197,039
2.71%, 01/22/29	120	111,184
3.00%, 01/22/32	200	174,102
3.10%, 01/16/30	260	240,166
5.39%, 07/06/27	200	202,246
5.59%, 07/02/27	200	203,014
5.61%, 07/06/29	205	210,039
5.78%, 07/03/34	205	208,948
6.07%, 07/12/28	200	207,703
6.09%, 07/12/33	210	219,297
6.18%, 01/18/33	30	31,487
ORIX Corp.
2.25%, 03/09/31	60	52,054
3.70%, 07/18/27	75	73,630
4.00%, 04/13/32	112	104,519
4.65%, 09/10/29	75	74,807
5.00%, 09/13/27	197	198,635
5.20%, 09/13/32	122	121,692
5.40%, 02/25/35	100	99,450
Private Export Funding Corp., Series PP, 1.40%, 07/15/28	133	122,056
Radian Group Inc.
4.88%, 03/15/27	130	129,728
6.20%, 05/15/29	150	154,459
Raymond James Financial Inc., 4.65%, 04/01/30	199	200,543
Stifel Financial Corp., 4.00%, 05/15/30	150	142,471
Synchrony Financial
2.88%, 10/28/31	210	177,872
3.70%, 08/04/26	84	82,756
3.95%, 12/01/27	135	131,271
5.15%, 03/19/29	145	143,761
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(c)	130	131,802
TPG Operating Group II LP, 5.88%, 03/05/34	145	146,398
Visa Inc.
0.75%, 08/15/27	115	107,340
1.10%, 02/15/31	255	215,566
1.90%, 04/15/27	331	318,196
2.05%, 04/15/30	324	292,291
2.75%, 09/15/27	181	175,897
Voya Financial Inc.
3.65%, 06/15/26	75	74,283
4.70%, 01/23/48(c)	75	70,801
5.00%, 09/20/34	95	90,506
Western Union Co. (The), 2.75%, 03/15/31	80	69,422
		44,972,901

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 2.1%
AEP Texas Inc.
3.95%, 06/01/28	$130	$127,281
4.70%, 05/15/32	105	101,673
5.40%, 06/01/33	100	99,679
5.45%, 05/15/29	125	127,987
5.70%, 05/15/34	100	100,311
Series I, 2.10%, 07/01/30	167	146,098
AEP Transmission Co. LLC
3.10%, 12/01/26	90	88,169
5.15%, 04/01/34	125	124,004
AES Corp. (The)
2.45%, 01/15/31	225	192,479
5.45%, 06/01/28	235	238,070
5.80%, 03/15/32	100	99,165
Alabama Power Co.
3.05%, 03/15/32	60	53,924
3.75%, 09/01/27	95	94,078
3.94%, 09/01/32	125	117,724
5.10%, 04/02/35	65	64,546
5.85%, 11/15/33	85	89,404
Series 20-A, 1.45%, 09/15/30	140	120,112
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(d)	65	65,343
Ameren Corp.
1.75%, 03/15/28	90	83,405
1.95%, 03/15/27	120	114,893
3.50%, 01/15/31	174	162,322
5.00%, 01/15/29	170	171,993
5.38%, 03/15/35	75	74,259
5.70%, 12/01/26	145	147,287
Ameren Illinois Co.
1.55%, 11/15/30	90	77,056
3.80%, 05/15/28	98	96,909
3.85%, 09/01/32	165	153,588
4.95%, 06/01/33	25	24,877
American Electric Power Co. Inc.
2.30%, 03/01/30	103	92,167
3.20%, 11/13/27	65	63,127
3.88%, 02/15/62, (5-year CMT + 2.675%)(c)	150	142,911
5.20%, 01/15/29	220	224,270
5.63%, 03/01/33	186	190,580
5.75%, 11/01/27	180	185,242
5.95%, 11/01/32	52	54,240
6.95%, 12/15/54, (5-year CMT + 2.675%)(c)	125	127,916
Series J, 4.30%, 12/01/28	124	122,876
Appalachian Power Co.
4.50%, 08/01/32	135	129,466
5.65%, 04/01/34	75	75,703
Series AA, 2.70%, 04/01/31	140	123,816
Series X, 3.30%, 06/01/27	10	9,765
Arizona Public Service Co.
2.20%, 12/15/31	105	88,356
2.60%, 08/15/29	129	118,905
2.95%, 09/15/27	65	62,629
5.55%, 08/01/33	60	60,454
5.70%, 08/15/34	115	116,625
6.35%, 12/15/32	100	105,925
Atlantic City Electric Co.
2.30%, 03/15/31	75	65,548
4.00%, 10/15/28	105	103,925
Avangrid Inc., 3.80%, 06/01/29	192	185,321
Security	Par (000)	Value
Electric (continued)
Baltimore Gas & Electric Co.
2.25%, 06/15/31	$142	$124,492
2.40%, 08/15/26	85	83,040
5.30%, 06/01/34	60	60,498
5.45%, 06/01/35	200	201,563
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	135	113,314
3.25%, 04/15/28	140	136,220
3.70%, 07/15/30	270	259,815
Black Hills Corp.
2.50%, 06/15/30	120	106,742
3.05%, 10/15/29	87	80,838
3.15%, 01/15/27	85	82,902
4.35%, 05/01/33	55	51,106
5.95%, 03/15/28	100	103,345
6.00%, 01/15/35	90	91,771
6.15%, 05/15/34	125	128,651
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	110	111,056
4.95%, 04/01/33	130	128,735
5.05%, 03/01/35	30	29,535
5.15%, 03/01/34	120	119,195
5.20%, 10/01/28	105	107,497
Series AA, 3.00%, 02/01/27	75	73,240
Series AE, 2.35%, 04/01/31	35	30,787
Series AG, 3.00%, 03/01/32	60	53,237
Series ai., 4.45%, 10/01/32	129	124,748
Series K2, 6.95%, 03/15/33	60	66,626
Series Z, 2.40%, 09/01/26	75	73,050
CenterPoint Energy Inc.
1.45%, 06/01/26	100	96,946
2.65%, 06/01/31	100	87,522
2.95%, 03/01/30	95	87,773
5.40%, 06/01/29	180	185,067
6.70%, 05/15/55, (5-year CMT + 2.586%)(c)	75	75,066
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(c)	50	51,398
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(a)(c)	100	101,792
CMS Energy Corp.
3.45%, 08/15/27	65	63,535
3.75%, 12/01/50, (5-year CMT + 2.900%)(c)	50	43,769
4.75%, 06/01/50, (5-year CMT + 4.116%)(c)	100	94,444
Commonwealth Edison Co.
2.20%, 03/01/30	95	85,628
2.55%, 06/15/26	50	49,031
3.15%, 03/15/32	65	58,073
3.70%, 08/15/28	110	108,144
4.90%, 02/01/33	95	94,369
5.30%, 06/01/34	50	50,477
Series 122, 2.95%, 08/15/27	150	145,684
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	75	75,460
4.90%, 07/01/33	55	54,204
4.95%, 01/15/30	85	86,295
4.95%, 08/15/34	85	83,383
Series A, 2.05%, 07/01/31	110	94,620
Series A, 3.20%, 03/15/27	70	68,794
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	220	194,672
3.80%, 05/15/28(a)	80	78,770

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.20%, 03/01/33	$135	$136,433
5.38%, 05/15/34	85	86,461
5.50%, 03/15/34	125	128,346
Series 20A, 3.35%, 04/01/30	150	142,901
Series B, 3.13%, 11/15/27	95	92,409
Series D, 4.00%, 12/01/28	116	114,778
Constellation Energy Generation LLC
5.60%, 03/01/28	125	128,821
5.80%, 03/01/33	145	150,708
6.13%, 01/15/34	105	110,914
Consumers Energy Co.
3.60%, 08/15/32	85	77,645
3.80%, 11/15/28	113	111,018
4.50%, 01/15/31	115	114,312
4.60%, 05/30/29	135	135,764
4.63%, 05/15/33	165	160,550
4.65%, 03/01/28	140	141,294
4.70%, 01/15/30	110	110,857
4.90%, 02/15/29	95	96,433
5.05%, 05/15/35	30	29,814
Dominion Energy Inc.
4.25%, 06/01/28	129	128,185
4.35%, 08/15/32	130	122,649
4.60%, 05/15/28	120	120,304
5.00%, 06/15/30	120	121,200
5.38%, 11/15/32	205	207,481
5.45%, 03/15/35	160	158,144
6.63%, 05/15/55, (5-year CMT + 2.207%)(c)	250	250,188
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(c)	150	155,208
Series B, 3.60%, 03/15/27	60	59,104
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(c)	200	210,920
Series C, 2.25%, 08/15/31	175	150,060
Series C, 3.38%, 04/01/30	335	314,500
Series D, 2.85%, 08/15/26	102	99,824
Series E, 6.30%, 03/15/33	25	26,343
Series F, 5.25%, 08/01/33	130	128,542
Dominion Energy South Carolina Inc.
5.30%, 05/15/33	50	50,518
6.63%, 02/01/32	65	70,929
Series 2025, 5.30%, 01/15/35	60	60,235
Series A, 2.30%, 12/01/31	100	86,271
DTE Electric Co.
2.25%, 03/01/30	140	126,609
4.85%, 12/01/26	50	50,515
5.20%, 04/01/33	150	151,895
5.20%, 03/01/34	115	115,457
5.25%, 05/15/35	100	100,017
Series A, 1.90%, 04/01/28	135	126,659
Series A, 3.00%, 03/01/32	128	114,516
Series C, 2.63%, 03/01/31	115	103,306
DTE Energy Co.
2.85%, 10/01/26	155	151,547
2.95%, 03/01/30	89	81,890
4.88%, 06/01/28	195	196,672
4.95%, 07/01/27	235	236,926
5.10%, 03/01/29	210	212,909
5.20%, 04/01/30	225	228,948
5.85%, 06/01/34	170	174,963
Series C, 3.40%, 06/15/29	124	117,940
Security	Par (000)	Value
Electric (continued)
Duke Energy Carolinas LLC
2.45%, 08/15/29	$92	$85,181
2.45%, 02/01/30	130	118,815
2.55%, 04/15/31	77	68,596
2.85%, 03/15/32	110	97,249
2.95%, 12/01/26	140	137,363
3.95%, 11/15/28	185	183,047
4.85%, 03/15/30	85	86,443
4.85%, 01/15/34	110	107,879
4.95%, 01/15/33	275	275,187
5.25%, 03/15/35	100	100,453
6.45%, 10/15/32	85	91,995
Series A, 6.00%, 12/01/28	40	41,873
Duke Energy Corp.
2.45%, 06/01/30	180	161,763
2.55%, 06/15/31	235	206,257
2.65%, 09/01/26	345	337,599
3.15%, 08/15/27	160	155,812
3.25%, 01/15/82, (5-year CMT + 2.321%)(c)	100	95,266
3.40%, 06/15/29	145	138,471
4.30%, 03/15/28	200	199,523
4.50%, 08/15/32	250	240,511
4.85%, 01/05/27	165	166,127
4.85%, 01/05/29	105	106,091
5.00%, 12/08/27	125	126,482
5.45%, 06/15/34	180	181,705
5.75%, 09/15/33	135	139,956
6.45%, 09/01/54, (5-year CMT + 2.588%)(c)	150	151,913
Duke Energy Florida LLC
1.75%, 06/15/30	100	87,273
2.40%, 12/15/31	140	121,781
2.50%, 12/01/29	185	170,593
3.20%, 01/15/27	65	63,863
3.80%, 07/15/28	138	135,835
5.88%, 11/15/33	115	120,610
Duke Energy Indiana LLC, 5.25%, 03/01/34	70	70,251
Duke Energy Ohio Inc.
2.13%, 06/01/30	120	107,051
3.65%, 02/01/29	100	97,697
5.25%, 04/01/33	80	81,021
Duke Energy Progress LLC
2.00%, 08/15/31	160	136,890
3.40%, 04/01/32	85	77,721
3.45%, 03/15/29	126	121,883
3.70%, 09/01/28	120	117,880
4.35%, 03/06/27	50	50,160
5.05%, 03/15/35	120	118,528
5.10%, 03/15/34	125	124,512
5.25%, 03/15/33	110	111,875
Edison International
4.13%, 03/15/28	127	122,145
5.25%, 11/15/28	130	128,050
5.25%, 03/15/32	140	132,600
5.45%, 06/15/29	110	108,536
5.75%, 06/15/27	142	142,854
6.25%, 03/15/30(a)	100	101,314
6.95%, 11/15/29(a)	125	129,676
Emera U.S. Finance LP
2.64%, 06/15/31	100	86,183
3.55%, 06/15/26	180	177,633
Enel Americas SA, 4.00%, 10/25/26	140	138,862

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Enel Chile SA, 4.88%, 06/12/28	$230	$228,786
Entergy Arkansas LLC
4.00%, 06/01/28	89	88,270
5.15%, 01/15/33	123	123,895
5.30%, 09/15/33	85	85,873
5.45%, 06/01/34	135	136,775
Entergy Corp.
1.90%, 06/15/28	85	78,814
2.40%, 06/15/31	95	82,716
2.80%, 06/15/30	120	109,112
2.95%, 09/01/26	162	158,825
7.13%, 12/01/54, (5-year CMT + 2.670%)(c)	230	235,481
Entergy Louisiana LLC
1.60%, 12/15/30	90	76,649
2.35%, 06/15/32	100	84,806
2.40%, 10/01/26	105	102,412
3.05%, 06/01/31	97	88,542
3.12%, 09/01/27	110	106,909
3.25%, 04/01/28	100	97,164
4.00%, 03/15/33	160	148,581
5.15%, 09/15/34	155	153,383
5.35%, 03/15/34	110	110,343
Entergy Mississippi LLC
2.85%, 06/01/28	110	105,317
5.00%, 09/01/33	50	49,274
Entergy Texas Inc.
1.75%, 03/15/31	150	127,626
4.00%, 03/30/29	88	86,696
5.25%, 04/15/35	100	99,777
Evergy Inc.
2.90%, 09/15/29	185	172,390
6.65%, 06/01/55, (5-year CMT + 2.558%)(c)	100	99,160
Evergy Kansas Central Inc.
2.55%, 07/01/26	105	102,982
3.10%, 04/01/27	100	97,770
4.70%, 03/13/28	25	25,159
5.25%, 03/15/35	50	49,714
5.90%, 11/15/33	100	104,415
Evergy Metro Inc.
4.95%, 04/15/33	5	4,912
5.40%, 04/01/34	80	80,294
Series 2020, 2.25%, 06/01/30	90	80,184
Eversource Energy
2.55%, 03/15/31	85	74,599
2.90%, 03/01/27	155	150,738
3.38%, 03/01/32	135	120,834
4.60%, 07/01/27	130	130,165
5.00%, 01/01/27	75	75,368
5.13%, 05/15/33	170	166,860
5.45%, 03/01/28	210	214,602
5.50%, 01/01/34	140	139,731
5.85%, 04/15/31	140	145,895
5.95%, 02/01/29	175	181,833
5.95%, 07/15/34	145	149,361
Series M, 3.30%, 01/15/28	100	96,735
Series O, 4.25%, 04/01/29	125	122,931
Series R, 1.65%, 08/15/30	139	118,950
Series U, 1.40%, 08/15/26	95	91,270
Exelon Corp.
2.75%, 03/15/27	125	121,335
3.35%, 03/15/32	110	99,870
Security	Par (000)	Value
Electric (continued)
4.05%, 04/15/30	$274	$267,077
5.13%, 03/15/31	120	121,581
5.15%, 03/15/28	170	172,969
5.15%, 03/15/29	55	56,046
5.30%, 03/15/33	200	202,346
5.45%, 03/15/34	145	146,519
6.50%, 03/15/55, (5-year CMT + 1.975%)(c)	200	199,261
FirstEnergy Corp.
2.65%, 03/01/30	110	99,912
Series B, 2.25%, 09/01/30	65	56,966
Series B, 3.90%, 07/15/27	325	320,116
FirstEnergy Transmission LLC, 4.55%, 01/15/30	55	54,457
Florida Power & Light Co.
2.45%, 02/03/32	300	261,459
4.40%, 05/15/28	195	195,846
4.63%, 05/15/30	135	135,960
4.80%, 05/15/33	150	148,441
5.00%, 08/01/34	75	74,312
5.05%, 04/01/28	225	229,914
5.10%, 04/01/33	160	161,540
5.15%, 06/15/29	180	185,444
5.30%, 06/15/34	235	238,910
5.63%, 04/01/34	100	104,161
Series A, 3.30%, 05/30/27	95	93,185
Fortis Inc./Canada, 3.06%, 10/04/26	250	244,996
Georgia Power Co.
3.25%, 03/30/27	102	100,178
4.55%, 03/15/30	145	145,277
4.65%, 05/16/28	165	166,509
4.70%, 05/15/32	140	138,429
4.85%, 03/15/31	145	146,813
4.95%, 05/17/33	225	223,319
5.00%, 02/23/27	95	96,259
5.20%, 03/15/35	125	124,503
5.25%, 03/15/34	185	186,023
Series B, 2.65%, 09/15/29	144	133,985
Idaho Power Co., 5.20%, 08/15/34	65	64,844
Indiana Michigan Power Co., 3.85%, 05/15/28	30	29,459
Interstate Power & Light Co.
2.30%, 06/01/30	55	49,212
3.60%, 04/01/29	20	19,266
4.10%, 09/26/28	140	138,059
4.95%, 09/30/34	50	48,269
5.60%, 06/29/35	125	125,819
5.70%, 10/15/33	65	66,347
IPALCO Enterprises Inc.
4.25%, 05/01/30	122	115,830
5.75%, 04/01/34	100	98,734
ITC Holdings Corp.
3.25%, 06/30/26	115	113,131
3.35%, 11/15/27	105	102,074
Jersey Central Power & Light Co., 5.10%, 01/15/35	175	171,346
Kentucky Utilities Co., 5.45%, 04/15/33	70	71,340
Louisville Gas & Electric Co., 5.45%, 04/15/33	90	91,720
MidAmerican Energy Co.
3.10%, 05/01/27	93	91,256
3.65%, 04/15/29	219	213,701
5.35%, 01/15/34	130	132,907
6.75%, 12/30/31	35	39,038
Mississippi Power Co., 3.95%, 03/30/28	82	81,128

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
National Grid PLC
5.42%, 01/11/34	$165	$166,206
5.60%, 06/12/28	15	15,431
5.81%, 06/12/33	160	165,287
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	60	57,897
1.35%, 03/15/31	120	99,153
1.65%, 06/15/31	45	37,731
2.40%, 03/15/30	95	86,267
2.75%, 04/15/32	70	61,111
3.05%, 04/25/27	103	100,591
3.40%, 02/07/28	90	87,847
3.70%, 03/15/29	115	111,793
3.90%, 11/01/28	90	88,218
4.02%, 11/01/32	150	140,444
4.12%, 09/16/27	65	64,732
4.15%, 12/15/32	80	75,441
4.75%, 02/07/28	25	25,246
4.80%, 02/05/27	110	110,843
4.80%, 03/15/28	145	146,500
4.85%, 02/07/29	110	111,277
4.95%, 02/07/30	35	35,507
5.00%, 02/07/31	120	121,784
5.00%, 08/15/34	95	93,694
5.05%, 09/15/28	95	96,659
5.10%, 05/06/27	85	86,100
5.15%, 06/15/29	120	122,663
5.60%, 11/13/26	110	111,710
5.80%, 01/15/33	155	161,717
Series C, 8.00%, 03/01/32	65	75,634
Nevada Power Co.
6.25%, 05/15/55, (5-year CMT + 1.936%)(c)	65	64,256
Series CC, 3.70%, 05/01/29	132	128,540
Series DD, 2.40%, 05/01/30	87	78,534
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	265	254,322
1.90%, 06/15/28	370	342,765
2.25%, 06/01/30	441	392,429
2.44%, 01/15/32	215	183,697
2.75%, 11/01/29	224	207,307
3.50%, 04/01/29	123	118,447
3.55%, 05/01/27	346	339,880
3.80%, 03/15/82, (5-year CMT + 2.547%)(c)	50	47,430
4.63%, 07/15/27	295	295,860
4.80%, 12/01/77(c)	105	99,290
4.85%, 02/04/28	120	121,297
4.90%, 02/28/28	250	252,585
4.90%, 03/15/29	205	207,155
5.00%, 02/28/30	120	122,106
5.00%, 07/15/32	230	229,430
5.05%, 03/15/30	150	152,201
5.05%, 02/28/33	220	218,762
5.25%, 03/15/34	250	248,591
5.30%, 03/15/32	155	157,762
5.45%, 03/15/35	170	169,963
5.65%, 05/01/79(c)	90	87,793
6.38%, 08/15/55, (5-year CMT + 2.053%)(c)	300	301,037
6.70%, 09/01/54, (5-year CMT + 2.364%)(c)	200	203,287
6.75%, 06/15/54, (5-year CMT + 2.457%)(c)	255	262,234
Northern States Power Co., 5.05%, 05/15/35	150	149,647
Northern States Power Co./MN, 2.25%, 04/01/31	157	139,424
Security	Par (000)	Value
Electric (continued)
NSTAR Electric Co.
1.95%, 08/15/31	$45	$38,287
3.20%, 05/15/27	180	176,272
3.25%, 05/15/29	100	95,293
3.95%, 04/01/30	55	53,407
4.85%, 03/01/30	90	90,635
5.20%, 03/01/35	75	74,243
5.40%, 06/01/34	110	110,916
OGE Energy Corp., 5.45%, 05/15/29	90	92,693
Ohio Power Co.
5.00%, 06/01/33	45	44,035
5.65%, 06/01/34	100	100,785
Series P, 2.60%, 04/01/30	90	81,971
Series Q, 1.63%, 01/15/31	55	46,038
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	70	65,715
3.30%, 03/15/30	55	51,795
3.80%, 08/15/28	95	93,407
5.40%, 01/15/33	125	127,050
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	165	151,412
3.70%, 11/15/28	120	117,400
4.15%, 06/01/32	130	123,301
4.30%, 05/15/28	40	40,022
4.50%, 03/20/27(b)	115	115,236
4.55%, 09/15/32	170	165,720
4.65%, 11/01/29	140	140,641
5.35%, 04/01/35(b)	80	80,198
5.65%, 11/15/33	200	207,322
5.75%, 03/15/29	100	104,141
7.00%, 05/01/32	65	72,177
7.25%, 01/15/33	15	16,889
Pacific Gas and Electric Co.
2.10%, 08/01/27	202	190,568
2.50%, 02/01/31	428	368,113
3.00%, 06/15/28	185	174,490
3.25%, 06/01/31	187	165,831
3.30%, 03/15/27	96	93,395
3.30%, 12/01/27	240	230,716
3.75%, 07/01/28	210	202,431
4.20%, 03/01/29	75	72,953
4.40%, 03/01/32	100	92,752
4.55%, 07/01/30	635	615,376
4.65%, 08/01/28	100	98,900
5.45%, 06/15/27	100	101,018
5.55%, 05/15/29	195	197,649
5.70%, 03/01/35	170	167,314
5.80%, 05/15/34	235	232,187
5.90%, 06/15/32	128	129,010
6.10%, 01/15/29	170	175,551
6.15%, 01/15/33	150	152,547
6.40%, 06/15/33	260	267,786
6.95%, 03/15/34	145	154,124
PacifiCorp
2.70%, 09/15/30	115	103,179
3.50%, 06/15/29	113	108,203
5.10%, 02/15/29	120	121,742
5.30%, 02/15/31	160	162,753
5.45%, 02/15/34	260	259,758
7.38%, 09/15/55, (5-year CMT + 3.319%)(c)	100	102,149
7.70%, 11/15/31	75	85,738

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PECO Energy Co., 4.90%, 06/15/33	$136	$135,910
Pinnacle West Capital Corp.
4.90%, 05/15/28	110	110,795
5.15%, 05/15/30	30	30,364
Potomac Electric Power Co., 5.20%, 03/15/34	80	79,799
PPL Capital Funding Inc.
4.13%, 04/15/30	35	34,091
5.25%, 09/01/34	160	158,294
PPL Electric Utilities Corp.
4.85%, 02/15/34	115	113,212
5.00%, 05/15/33	160	159,867
Progress Energy Inc.
7.00%, 10/30/31	65	72,063
7.75%, 03/01/31	145	165,432
Public Service Co. of Colorado
1.88%, 06/15/31	160	135,473
3.70%, 06/15/28	117	114,916
4.10%, 06/01/32	70	66,061
5.35%, 05/15/34	180	179,304
Series 35, 1.90%, 01/15/31	95	81,458
Public Service Co. of New Hampshire
5.35%, 10/01/33	170	172,745
Series V, 2.20%, 06/15/31	65	56,457
Public Service Co. of Oklahoma
5.20%, 01/15/35	155	151,412
5.25%, 01/15/33	130	129,494
Series J, 2.20%, 08/15/31	80	68,107
Public Service Electric & Gas Co.
1.90%, 08/15/31	120	102,509
2.25%, 09/15/26	81	78,964
2.45%, 01/15/30	55	50,287
3.00%, 05/15/27	140	136,857
3.10%, 03/15/32	80	72,077
3.20%, 05/15/29	85	81,480
3.65%, 09/01/28	110	107,662
3.70%, 05/01/28	137	134,885
4.65%, 03/15/33	155	152,116
4.85%, 08/01/34	90	88,570
4.90%, 12/15/32	105	105,494
5.05%, 03/01/35	70	69,740
5.20%, 08/01/33	10	10,105
5.20%, 03/01/34	130	131,496
Public Service Enterprise Group Inc.
1.60%, 08/15/30	170	145,121
2.45%, 11/15/31	100	86,471
4.90%, 03/15/30	90	90,597
5.20%, 04/01/29	115	117,402
5.40%, 03/15/35	75	74,702
5.45%, 04/01/34	100	100,847
5.85%, 11/15/27	85	87,621
5.88%, 10/15/28	100	104,004
6.13%, 10/15/33	105	110,152
Puget Energy Inc.
2.38%, 06/15/28	142	133,166
4.10%, 06/15/30	125	118,998
4.22%, 03/15/32	90	82,787
5.73%, 03/15/35(b)	125	123,771
Puget Sound Energy Inc., 5.33%, 06/15/34	70	70,084
San Diego Gas & Electric Co.
4.95%, 08/15/28	135	137,325
5.40%, 04/15/35	200	200,590
Security	Par (000)	Value
Electric (continued)
Series VVV, 1.70%, 10/01/30	$175	$150,400
Series XXX, 3.00%, 03/15/32	105	92,536
Sempra
3.25%, 06/15/27	253	246,231
3.40%, 02/01/28	259	251,971
3.70%, 04/01/29	180	173,878
4.13%, 04/01/52, (5-year CMT + 2.868%)(c)	200	189,266
5.40%, 08/01/26	185	186,505
5.50%, 08/01/33	155	155,876
6.40%, 10/01/54, (5-year CMT + 2.632%)(c)	255	239,402
6.88%, 10/01/54, (5-year CMT + 2.789%)(c)	200	195,789
Southern California Edison Co.
2.25%, 06/01/30	125	109,107
2.75%, 02/01/32	35	29,478
2.85%, 08/01/29	124	114,007
4.40%, 09/06/26	35	34,856
4.88%, 02/01/27	115	115,114
4.90%, 06/01/26	144	144,096
5.15%, 06/01/29	150	150,904
5.20%, 06/01/34	230	220,404
5.25%, 03/15/30	125	125,531
5.30%, 03/01/28	60	60,625
5.45%, 06/01/31	130	130,960
5.45%, 03/01/35	120	116,223
5.65%, 10/01/28	85	86,701
5.85%, 11/01/27	160	163,576
5.95%, 11/01/32	185	187,953
6.00%, 01/15/34	110	111,084
6.65%, 04/01/29	93	96,616
Series A, 4.20%, 03/01/29	124	120,700
Series B, 3.65%, 03/01/28	93	90,081
Series D, 4.70%, 06/01/27	130	129,576
Series G, 2.50%, 06/01/31	140	119,906
Southern Co. (The)
3.25%, 07/01/26	445	439,561
4.85%, 06/15/28	150	151,897
4.85%, 03/15/35	20	19,254
5.11%, 08/01/27	185	187,105
5.20%, 06/15/33	170	169,955
5.50%, 03/15/29	215	222,815
5.70%, 10/15/32	90	93,256
5.70%, 03/15/34	240	246,970
Series 2025, 6.38%, 03/15/55, (5-year CMT + 2.069%)(c)	375	381,658
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(c)	100	97,740
Series 21-B, 1.75%, 03/15/28	75	69,745
Series A, 3.70%, 04/30/30	234	224,098
Southwestern Electric Power Co.
5.30%, 04/01/33	75	74,175
Series K, 2.75%, 10/01/26	125	121,885
Series M, 4.10%, 09/15/28	115	113,071
Southwestern Public Service Co., 5.30%, 05/15/35	100	98,316
System Energy Resources Inc.
5.30%, 12/15/34	50	48,976
6.00%, 04/15/28	75	77,744
Tampa Electric Co.
2.40%, 03/15/31	105	92,610
4.90%, 03/01/29	105	106,665
5.15%, 03/01/35	75	74,035

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Tucson Electric Power Co.
1.50%, 08/01/30	$90	$76,537
3.25%, 05/15/32	75	66,946
5.20%, 09/15/34	95	93,783
Union Electric Co.
2.15%, 03/15/32	130	110,001
2.95%, 06/15/27	90	87,685
2.95%, 03/15/30	121	112,966
3.50%, 03/15/29	133	128,611
5.20%, 04/01/34	145	144,981
5.25%, 04/15/35	100	100,317
Virginia Electric & Power Co.
2.30%, 11/15/31	125	107,914
2.40%, 03/30/32	65	55,548
5.00%, 04/01/33	195	193,836
5.00%, 01/15/34	125	122,620
5.05%, 08/15/34	135	132,790
5.15%, 03/15/35	95	93,486
5.30%, 08/15/33	70	70,223
Series A, 2.88%, 07/15/29	135	127,056
Series A, 3.50%, 03/15/27	180	177,786
Series A, 3.80%, 04/01/28	105	103,625
Series B, 2.95%, 11/15/26	110	107,583
Series B, 3.75%, 05/15/27	150	148,338
WEC Energy Group Inc.
1.38%, 10/15/27	85	79,064
1.80%, 10/15/30	31	26,844
2.20%, 12/15/28	135	124,627
4.75%, 01/15/28	130	131,055
5.15%, 10/01/27	95	96,288
5.60%, 09/12/26	53	53,553
Wisconsin Electric Power Co.
1.70%, 06/15/28	130	120,718
4.60%, 10/01/34	85	82,608
4.75%, 09/30/32	120	119,891
5.00%, 05/15/29	55	56,142
5.63%, 05/15/33	20	21,002
Wisconsin Power and Light Co.
1.95%, 09/16/31	110	92,728
3.00%, 07/01/29	85	79,940
3.05%, 10/15/27	75	72,580
3.95%, 09/01/32	120	111,598
4.95%, 04/01/33	50	49,450
5.38%, 03/30/34	55	55,081
Wisconsin Public Service Corp., 4.55%, 12/01/29	60	60,444
Xcel Energy Inc.
1.75%, 03/15/27	110	104,662
2.35%, 11/15/31	60	51,120
2.60%, 12/01/29	130	118,835
3.35%, 12/01/26	127	124,626
3.40%, 06/01/30	145	136,191
4.00%, 06/15/28	155	152,590
4.60%, 06/01/32	150	143,962
4.75%, 03/21/28	50	50,246
5.45%, 08/15/33	150	150,271
5.50%, 03/15/34	170	169,347
5.60%, 04/15/35	75	75,011
		70,691,135
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	95	82,234
Security	Par (000)	Value
Electrical Components & Equipment (continued)
Emerson Electric Co.
0.88%, 10/15/26	$165	$157,489
1.80%, 10/15/27	130	123,167
1.95%, 10/15/30	145	127,704
2.00%, 12/21/28	250	231,431
2.20%, 12/21/31	225	195,490
5.00%, 03/15/35	70	70,322
		987,837
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	80	76,098
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	80	78,008
5.41%, 07/01/32	90	91,318
5.60%, 05/29/34	100	100,859
Amphenol Corp.
2.20%, 09/15/31	150	129,841
2.80%, 02/15/30	210	195,142
4.35%, 06/01/29	110	109,819
5.05%, 04/05/27	140	141,892
5.05%, 04/05/29	110	112,465
5.25%, 04/05/34	120	121,551
Arrow Electronics Inc.
2.95%, 02/15/32	117	100,023
3.88%, 01/12/28	115	112,538
5.15%, 08/21/29	135	136,377
5.88%, 04/10/34	115	116,264
Avnet Inc.
3.00%, 05/15/31	75	66,268
5.50%, 06/01/32	65	63,947
6.25%, 03/15/28	95	98,122
Flex Ltd.
4.88%, 06/15/29	170	169,337
4.88%, 05/12/30	140	138,945
5.25%, 01/15/32	105	104,541
6.00%, 01/15/28	70	71,848
Fortive Corp., 3.15%, 06/15/26	245	241,308
Honeywell International Inc.
1.10%, 03/01/27	265	250,731
1.75%, 09/01/31	304	255,600
1.95%, 06/01/30	240	212,322
2.50%, 11/01/26	315	306,870
2.70%, 08/15/29	205	191,493
4.25%, 01/15/29	155	154,345
4.50%, 01/15/34	230	221,268
4.65%, 07/30/27	195	196,042
4.70%, 02/01/30	200	201,636
4.75%, 02/01/32	155	154,355
4.88%, 09/01/29	120	122,165
4.95%, 02/15/28	95	96,592
4.95%, 09/01/31	120	121,796
5.00%, 02/15/33	305	305,626
5.00%, 03/01/35	30	29,762
Hubbell Inc.
2.30%, 03/15/31	70	61,042
3.15%, 08/15/27	55	53,368
3.50%, 02/15/28	110	107,224
Jabil Inc.
3.00%, 01/15/31	145	130,046
3.60%, 01/15/30	121	113,968
3.95%, 01/12/28	115	113,111
4.25%, 05/15/27	95	94,216

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
5.45%, 02/01/29	$65	$65,986
Keysight Technologies Inc.
3.00%, 10/30/29	127	118,110
4.60%, 04/06/27	184	184,246
4.95%, 10/15/34	135	131,272
5.35%, 07/30/30	35	35,728
TD SYNNEX Corp.
1.75%, 08/09/26	135	129,953
2.38%, 08/09/28	155	143,855
2.65%, 08/09/31	115	97,557
6.10%, 04/12/34	110	112,833
Trimble Inc.
4.90%, 06/15/28	125	126,098
6.10%, 03/15/33	175	182,749
Tyco Electronics Group SA
2.50%, 02/04/32	140	120,634
3.13%, 08/15/27	125	121,564
4.50%, 02/09/31	75	73,918
4.63%, 02/01/30	105	105,332
5.00%, 05/09/35	60	58,660
Vontier Corp.
2.40%, 04/01/28	120	112,600
2.95%, 04/01/31	150	132,311
		8,123,495
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc.
5.90%, 03/01/33	120	123,121
6.35%, 08/18/28	135	141,099
MasTec Inc., 5.90%, 06/15/29	50	51,400
		315,620
Entertainment — 0.1%
Warnermedia Holdings Inc.
3.76%, 03/15/27	875	848,416
4.05%, 03/15/29	335	312,148
4.28%, 03/15/32	1,025	870,887
		2,031,451
Environmental Control — 0.2%
Republic Services Inc.
1.45%, 02/15/31	135	113,617
1.75%, 02/15/32	50	41,520
2.30%, 03/01/30	154	139,457
2.38%, 03/15/33(a)	140	117,555
2.90%, 07/01/26	90	88,706
3.38%, 11/15/27	165	161,531
3.95%, 05/15/28	176	174,290
4.75%, 07/15/30	95	95,907
4.88%, 04/01/29	155	157,610
5.00%, 11/15/29	105	107,138
5.00%, 12/15/33	105	105,397
5.00%, 04/01/34	100	99,967
5.15%, 03/15/35	90	90,344
5.20%, 11/15/34	115	115,950
Veralto Corp.
5.35%, 09/18/28	150	153,976
5.45%, 09/18/33	170	172,524
5.50%, 09/18/26	170	171,867
Waste Connections Inc.
2.20%, 01/15/32	80	68,176
2.60%, 02/01/30	149	136,987
3.20%, 06/01/32	95	85,458
Security	Par (000)	Value
Environmental Control (continued)
3.50%, 05/01/29	$112	$108,555
4.20%, 01/15/33	175	166,959
4.25%, 12/01/28	120	119,756
5.00%, 03/01/34	150	149,591
5.25%, 09/01/35	85	85,762
Waste Management Inc.
1.15%, 03/15/28	70	64,403
1.50%, 03/15/31	60	50,683
2.00%, 06/01/29	145	132,777
3.15%, 11/15/27	210	204,683
3.88%, 01/15/29(b)	45	44,054
4.15%, 04/15/32	209	201,540
4.50%, 03/15/28	260	261,707
4.63%, 02/15/30	145	145,959
4.63%, 02/15/33	115	113,779
4.65%, 03/15/30	150	150,865
4.80%, 03/15/32	190	190,283
4.88%, 02/15/29	170	173,140
4.88%, 02/15/34	270	269,156
4.95%, 07/03/27	105	106,487
4.95%, 07/03/31	125	126,929
4.95%, 03/15/35	295	291,313
		5,556,358
Food — 0.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	90	97,455
Conagra Brands Inc.
1.38%, 11/01/27	215	199,006
4.85%, 11/01/28	298	299,118
5.30%, 10/01/26	125	125,914
7.00%, 10/01/28	95	101,173
8.25%, 09/15/30	85	97,709
Flowers Foods Inc.
2.40%, 03/15/31	135	116,132
3.50%, 10/01/26	60	58,931
5.75%, 03/15/35	100	100,810
General Mills Inc.
2.25%, 10/14/31	130	111,398
2.88%, 04/15/30	185	170,209
3.20%, 02/10/27	132	129,523
4.20%, 04/17/28	315	313,300
4.70%, 01/30/27	135	135,549
4.88%, 01/30/30	115	116,018
4.95%, 03/29/33	195	192,728
5.25%, 01/30/35	100	99,114
5.50%, 10/17/28	135	139,192
Hershey Co. (The)
1.70%, 06/01/30	135	118,533
2.30%, 08/15/26	131	128,077
2.45%, 11/15/29	100	92,314
4.25%, 05/04/28	100	100,494
4.50%, 05/04/33	85	83,038
4.55%, 02/24/28	40	40,385
4.75%, 02/24/30	140	141,774
4.95%, 02/24/32	100	101,270
5.10%, 02/24/35	105	105,000
Hormel Foods Corp.
1.70%, 06/03/28	185	171,572
1.80%, 06/11/30	235	206,963
4.80%, 03/30/27	100	100,856

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Ingredion Inc.
2.90%, 06/01/30	$150	$137,971
3.20%, 10/01/26	135	132,490
J.M. Smucker Co. (The)
2.13%, 03/15/32	110	91,717
2.38%, 03/15/30	135	121,595
3.38%, 12/15/27	140	137,101
4.25%, 03/15/35	20	18,207
5.90%, 11/15/28	170	178,133
6.20%, 11/15/33	210	222,715
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	20	19,311
3.00%, 02/02/29	55	51,777
3.00%, 05/15/32	245	210,801
3.63%, 01/15/32	210	188,944
3.75%, 12/01/31	80	73,412
5.13%, 02/01/28	190	192,028
5.50%, 01/15/30	91	92,079
5.75%, 04/01/33	350	355,008
6.75%, 03/15/34	353	379,231
Kellanova
2.10%, 06/01/30	130	115,552
3.40%, 11/15/27	143	140,061
4.30%, 05/15/28	165	165,187
5.25%, 03/01/33	110	110,984
Series B, 7.45%, 04/01/31	95	107,550
Kraft Heinz Foods Co.
3.00%, 06/01/26	425	418,472
3.75%, 04/01/30	165	157,887
3.88%, 05/15/27	290	286,596
4.25%, 03/01/31(a)	95	92,330
4.63%, 01/30/29	110	110,286
5.20%, 03/15/32	120	120,276
5.40%, 03/15/35	110	108,823
6.75%, 03/15/32	55	59,850
Kroger Co. (The)
1.70%, 01/15/31	125	106,085
2.20%, 05/01/30	100	89,232
2.65%, 10/15/26	185	180,571
3.70%, 08/01/27	160	157,563
4.50%, 01/15/29	145	145,411
5.00%, 09/15/34	455	443,300
7.50%, 04/01/31	110	124,552
McCormick & Co. Inc./MD
1.85%, 02/15/31	125	106,142
2.50%, 04/15/30	130	117,407
3.40%, 08/15/27	172	168,107
4.70%, 10/15/34	110	104,372
4.95%, 04/15/33	125	123,375
Mondelez International Inc.
1.50%, 02/04/31	145	122,011
1.88%, 10/15/32(a)	105	86,192
2.63%, 03/17/27	120	116,457
2.75%, 04/13/30	152	139,437
3.00%, 03/17/32	209	185,839
4.13%, 05/07/28	150	149,310
4.25%, 05/06/28	50	49,951
4.50%, 05/06/30	50	49,531
4.75%, 02/20/29	125	126,421
4.75%, 08/28/34	105	101,944
Security	Par (000)	Value
Food (continued)
5.13%, 05/06/35	$50	$49,239
Pilgrim's Pride Corp.
3.50%, 03/01/32	205	181,590
4.25%, 04/15/31	215	203,893
6.25%, 07/01/33	270	280,445
6.88%, 05/15/34	45	48,529
Sysco Corp.
2.40%, 02/15/30	105	94,831
2.45%, 12/14/31	125	107,944
3.25%, 07/15/27	181	176,584
3.30%, 07/15/26	246	242,752
5.10%, 09/23/30	75	76,058
5.40%, 03/23/35	100	99,949
5.75%, 01/17/29	120	124,642
5.95%, 04/01/30	225	236,608
6.00%, 01/17/34	115	121,404
The Campbell's Co.
2.38%, 04/24/30	114	101,827
4.15%, 03/15/28	236	233,985
4.75%, 03/23/35	125	117,920
5.20%, 03/19/27	120	121,406
5.20%, 03/21/29	120	122,082
5.40%, 03/21/34	235	234,409
Tyson Foods Inc.
3.55%, 06/02/27	313	307,344
4.35%, 03/01/29	192	189,870
4.88%, 08/15/34	135	129,036
5.40%, 03/15/29	175	179,632
5.70%, 03/15/34	160	162,958
		15,528,076
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	40	38,818
Georgia-Pacific LLC
7.75%, 11/15/29	150	169,204
8.88%, 05/15/31	50	60,425
Suzano Austria GmbH
2.50%, 09/15/28	75	68,908
3.13%, 01/15/32	220	188,444
3.75%, 01/15/31	260	235,492
5.00%, 01/15/30	225	220,035
6.00%, 01/15/29	370	377,309
Suzano International Finance BV, 5.50%, 01/17/27	190	191,508
		1,550,143
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31	182	153,776
2.63%, 09/15/29	192	178,447
3.00%, 06/15/27	220	214,644
5.45%, 10/15/32	25	25,681
5.90%, 11/15/33	145	153,246
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	207	177,900
4.00%, 04/01/28	85	83,841
4.40%, 07/01/32	60	57,416
5.25%, 03/01/28	235	239,605
5.40%, 03/01/33	79	79,676
5.40%, 07/01/34	90	90,436
National Fuel Gas Co.
2.95%, 03/01/31	120	105,839

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
3.95%, 09/15/27	$65	$63,727
4.75%, 09/01/28	90	89,455
5.50%, 10/01/26	80	80,618
5.50%, 03/15/30	80	81,583
5.95%, 03/15/35	105	105,292
NiSource Inc.
1.70%, 02/15/31	269	227,490
2.95%, 09/01/29	179	167,607
3.49%, 05/15/27	265	259,641
3.60%, 05/01/30	240	228,430
5.20%, 07/01/29	140	142,678
5.25%, 03/30/28	275	280,237
5.35%, 04/01/34	140	140,513
5.40%, 06/30/33	85	85,439
6.38%, 03/31/55, (5-year CMT + 2.527%)(c)	110	109,186
ONE Gas Inc.
2.00%, 05/15/30	70	61,794
4.25%, 09/01/32	75	71,139
5.10%, 04/01/29	80	81,586
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	110	96,532
3.50%, 06/01/29	162	155,225
5.40%, 06/15/33	95	95,685
Southern California Gas Co.
2.95%, 04/15/27	245	238,757
5.05%, 09/01/34	120	118,314
5.20%, 06/01/33	125	124,665
5.45%, 06/15/35	175	175,285
Series TT, 2.60%, 06/15/26	135	132,371
Series XX, 2.55%, 02/01/30	165	150,245
Southern Co. Gas Capital Corp.
3.25%, 06/15/26	120	118,428
4.95%, 09/15/34	105	101,351
5.15%, 09/15/32	105	104,790
5.75%, 09/15/33	105	108,050
Series 2020-A, 1.75%, 01/15/31	158	134,263
Southwest Gas Corp.
2.20%, 06/15/30	117	103,599
3.70%, 04/01/28	85	82,672
4.05%, 03/15/32	145	135,168
5.45%, 03/23/28	95	96,830
5.80%, 12/01/27	70	71,697
Spire Missouri Inc.
4.80%, 02/15/33	35	34,320
Series 2034, 5.15%, 08/15/34	55	54,895
		6,270,064
Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31	65	57,248
4.63%, 06/15/28	95	94,322
Regal Rexnord Corp.
6.05%, 04/15/28	240	246,336
6.30%, 02/15/30	220	227,983
6.40%, 04/15/33	270	279,797
Snap-on Inc., 3.25%, 03/01/27	25	24,518
Stanley Black & Decker Inc.
2.30%, 03/15/30	160	141,032
3.00%, 05/15/32	125	107,599
4.25%, 11/15/28	145	143,104
Security	Par (000)	Value
Hand & Machine Tools (continued)
6.00%, 03/06/28	$95	$98,431
		1,420,370
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	128	119,142
1.40%, 06/30/30(a)	86	75,078
3.75%, 11/30/26	430	428,154
Agilent Technologies Inc.
2.10%, 06/04/30	145	128,437
2.30%, 03/12/31	200	174,776
2.75%, 09/15/29	145	134,503
3.05%, 09/22/26	80	78,573
4.20%, 09/09/27	55	54,693
4.75%, 09/09/34	120	115,691
Baxter International Inc.
1.73%, 04/01/31	155	130,443
1.92%, 02/01/27	325	310,807
2.27%, 12/01/28	240	221,428
2.54%, 02/01/32(a)	345	295,875
2.60%, 08/15/26	155	151,401
3.95%, 04/01/30	140	135,461
Boston Scientific Corp.
2.65%, 06/01/30	295	270,773
4.00%, 03/01/28	95	94,612
Dentsply Sirona Inc., 3.25%, 06/01/30	153	138,059
DH Europe Finance II SARL, 2.60%, 11/15/29	195	180,484
Edwards Lifesciences Corp., 4.30%, 06/15/28	164	163,146
GE HealthCare Technologies Inc.
4.80%, 08/14/29	120	120,643
5.65%, 11/15/27	370	379,628
5.86%, 03/15/30	295	308,865
5.91%, 11/22/32	380	399,318
Medtronic Global Holdings SCA
4.25%, 03/30/28	233	233,307
4.50%, 03/30/33	230	224,411
Revvity Inc.
1.90%, 09/15/28	145	132,903
2.25%, 09/15/31	120	100,873
2.55%, 03/15/31	100	86,546
3.30%, 09/15/29	151	141,977
Smith & Nephew PLC
2.03%, 10/14/30	245	212,507
5.15%, 03/20/27	15	15,139
5.40%, 03/20/34	140	139,376
Solventum Corp.
5.40%, 03/01/29	275	280,618
5.45%, 02/25/27	230	232,899
5.45%, 03/13/31	205	209,901
5.60%, 03/23/34	360	363,025
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	175	155,079
Stryker Corp.
1.95%, 06/15/30	270	237,933
3.65%, 03/07/28	135	132,383
4.25%, 09/11/29	155	153,793
4.55%, 02/10/27	135	135,467
4.63%, 09/11/34	95	91,975
4.70%, 02/10/28	125	126,129
4.85%, 12/08/28	135	136,912
4.85%, 02/10/30	150	151,566
5.20%, 02/10/35	125	125,129

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	$160	$147,117
2.00%, 10/15/31	265	227,916
2.60%, 10/01/29	160	148,677
4.80%, 11/21/27	150	152,190
4.95%, 08/10/26	160	160,980
4.95%, 11/21/32	130	131,044
4.98%, 08/10/30	180	183,926
5.00%, 12/05/26	240	242,218
5.00%, 01/31/29(a)	150	153,301
5.09%, 08/10/33	220	221,687
5.20%, 01/31/34	110	111,261
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	205	178,858
4.70%, 02/19/27	115	115,214
5.05%, 02/19/30	110	111,678
5.20%, 09/15/34	85	83,892
5.35%, 12/01/28	115	117,987
5.50%, 02/19/35	75	75,646
		10,993,430
Health Care - Services — 0.8%
Adventist Health System/West
5.43%, 03/01/32	85	84,745
5.76%, 12/01/34	70	68,949
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	120	117,563
Ascension Health, Series B, 2.53%, 11/15/29	196	180,799
Banner Health
1.90%, 01/01/31	95	82,121
2.34%, 01/01/30	80	72,624
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	115	98,984
Bon Secours Mercy Health Inc.
3.46%, 06/01/30	135	128,174
Series 2018, 4.30%, 07/01/28	20	19,882
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	115	98,900
Centene Corp.
2.45%, 07/15/28	505	465,233
2.50%, 03/01/31	490	416,161
2.63%, 08/01/31	255	215,981
3.00%, 10/15/30	495	435,469
3.38%, 02/15/30	410	373,550
4.25%, 12/15/27	465	454,319
4.63%, 12/15/29	720	693,368
CHRISTUS Health, Series C, 4.34%, 07/01/28	30	29,648
Cigna Group (The)
2.38%, 03/15/31	335	292,925
2.40%, 03/15/30	318	286,489
3.05%, 10/15/27	135	130,696
3.40%, 03/01/27	280	274,977
4.38%, 10/15/28	805	800,369
5.00%, 05/15/29	185	187,829
5.13%, 05/15/31	160	162,665
5.25%, 02/15/34	260	259,623
5.40%, 03/15/33	185	188,124
CommonSpirit Health
2.78%, 10/01/30	87	78,506
3.35%, 10/01/29	172	162,622
5.21%, 12/01/31	130	131,162
5.32%, 12/01/34	150	147,433
Security	Par (000)	Value
Health Care - Services (continued)
6.07%, 11/01/27	$110	$113,425
Elevance Health Inc.
2.25%, 05/15/30	259	230,747
2.55%, 03/15/31	245	216,504
2.88%, 09/15/29	199	185,480
3.65%, 12/01/27	400	392,760
4.10%, 03/01/28	210	208,147
4.10%, 05/15/32	130	122,521
4.50%, 10/30/26	145	144,980
4.75%, 02/15/30	160	160,531
4.75%, 02/15/33	275	267,591
4.95%, 11/01/31	185	185,357
5.15%, 06/15/29	140	142,608
5.20%, 02/15/35	195	193,868
5.38%, 06/15/34	200	200,374
5.50%, 10/15/32	110	112,872
5.95%, 12/15/34	30	31,266
HCA Inc.
2.38%, 07/15/31	245	209,571
3.13%, 03/15/27	230	224,220
3.38%, 03/15/29	115	109,382
3.50%, 09/01/30	615	573,201
3.63%, 03/15/32	412	373,872
4.13%, 06/15/29	447	435,361
4.50%, 02/15/27	227	226,315
5.00%, 03/01/28	40	40,417
5.20%, 06/01/28	160	162,287
5.25%, 06/15/26	425	425,422
5.25%, 03/01/30	90	91,379
5.38%, 09/01/26	225	226,012
5.45%, 04/01/31	230	234,089
5.45%, 09/15/34	250	247,870
5.50%, 03/01/32	200	202,400
5.50%, 06/01/33	275	277,520
5.60%, 04/01/34	260	261,237
5.63%, 09/01/28	330	337,395
5.75%, 03/01/35	320	322,766
5.88%, 02/01/29	230	237,380
Humana Inc.
1.35%, 02/03/27	210	199,971
2.15%, 02/03/32	135	110,472
3.13%, 08/15/29	110	102,432
3.70%, 03/23/29	155	148,839
3.95%, 03/15/27	125	124,086
4.88%, 04/01/30	130	129,317
5.38%, 04/15/31	265	266,693
5.75%, 03/01/28	130	133,425
5.75%, 12/01/28	105	108,419
5.88%, 03/01/33	175	177,686
5.95%, 03/15/34	170	172,568
ICON Investments Six DAC
5.85%, 05/08/29	200	204,905
6.00%, 05/08/34	70	70,046
IQVIA Inc.
5.70%, 05/15/28	100	101,738
6.25%, 02/01/29	280	290,582
Kaiser Foundation Hospitals, 3.15%, 05/01/27	166	161,927
Laboratory Corp. of America Holdings
1.55%, 06/01/26	125	121,406
2.70%, 06/01/31	110	97,716
2.95%, 12/01/29	81	75,336

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.60%, 09/01/27	$158	$155,239
4.35%, 04/01/30	175	171,756
4.55%, 04/01/32	110	107,519
4.80%, 10/01/34	150	143,951
OhioHealth Corp., 2.30%, 11/15/31	95	82,674
Piedmont Healthcare Inc., 2.04%, 01/01/32	100	82,268
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	90	90,109
Series 19A, 2.53%, 10/01/29	65	59,560
Series H, 2.75%, 10/01/26	70	68,142
Quest Diagnostics Inc.
2.80%, 06/30/31	115	102,942
2.95%, 06/30/30	215	198,224
3.45%, 06/01/26	127	125,681
4.20%, 06/30/29	120	118,493
4.60%, 12/15/27	110	110,480
4.63%, 12/15/29	125	125,158
5.00%, 12/15/34	165	161,956
6.40%, 11/30/33	165	178,032
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	101	98,355
SSM Health Care Corp.
4.89%, 06/01/28	65	65,611
Series A, 3.82%, 06/01/27	130	128,174
Stanford Health Care, Series 2020, 3.31%, 08/15/30	45	42,440
Sutter Health
Series 2025, 5.21%, 08/15/32	40	40,547
Series 2025, 5.54%, 08/15/35	115	116,663
Series 20A, 2.29%, 08/15/30	10	8,890
UnitedHealth Group Inc.
3.70%, 05/15/27	140	137,968
2.00%, 05/15/30	240	211,421
2.30%, 05/15/31	350	303,628
2.88%, 08/15/29	234	218,376
2.95%, 10/15/27	253	244,183
3.38%, 04/15/27	155	151,852
3.45%, 01/15/27	175	172,304
3.85%, 06/15/28	250	245,310
3.88%, 12/15/28	168	164,223
4.00%, 05/15/29	193	188,637
4.20%, 05/15/32	325	308,881
4.25%, 01/15/29	275	271,726
4.50%, 04/15/33	375	357,661
4.60%, 04/15/27	115	115,235
4.70%, 04/15/29	90	90,208
4.75%, 07/15/26	155	155,380
4.80%, 01/15/30	275	276,451
4.90%, 04/15/31	230	230,284
4.95%, 01/15/32	320	318,171
5.00%, 04/15/34	285	278,705
5.15%, 07/15/34	445	439,358
5.25%, 02/15/28	245	249,663
5.30%, 02/15/30	270	276,381
5.35%, 02/15/33	280	282,376
Universal Health Services Inc.
1.65%, 09/01/26	157	150,847
2.65%, 10/15/30	175	153,610
2.65%, 01/15/32	115	95,627
4.63%, 10/15/29	115	112,689
5.05%, 10/15/34	65	61,041
Security	Par (000)	Value
Health Care - Services (continued)
UPMC, 5.04%, 05/15/33	$25	$24,601
		26,934,242
Holding Companies - Diversified — 0.3%
Apollo Debt Solutions BDC
6.55%, 03/15/32(b)	115	116,147
6.70%, 07/29/31	205	210,649
6.90%, 04/13/29	205	212,577
Ares Capital Corp.
2.15%, 07/15/26	220	213,230
2.88%, 06/15/27	145	139,223
2.88%, 06/15/28	285	266,162
3.20%, 11/15/31	165	142,135
5.50%, 09/01/30	115	114,129
5.80%, 03/08/32	150	147,723
5.88%, 03/01/29	210	212,818
5.95%, 07/15/29	190	193,233
7.00%, 01/15/27	210	216,497
Ares Strategic Income Fund
5.60%, 02/15/30	110	108,104
5.70%, 03/15/28	85	85,076
6.20%, 03/21/32	160	158,452
6.35%, 08/15/29	175	177,196
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	95	91,255
5.95%, 03/15/30	10	9,848
Barings BDC Inc.
3.30%, 11/23/26	35	33,934
7.00%, 02/15/29	80	82,287
Blackstone Private Credit Fund
2.63%, 12/15/26	289	278,434
3.25%, 03/15/27	160	154,693
4.00%, 01/15/29	150	142,432
5.25%, 04/01/30	10	9,784
5.60%, 11/22/29	95	94,370
5.95%, 07/16/29	120	121,120
6.00%, 01/29/32	210	209,912
6.00%, 11/22/34	200	192,603
6.25%, 01/25/31	105	107,024
7.30%, 11/27/28	115	121,759
Blackstone Secured Lending Fund
2.13%, 02/15/27	170	161,573
2.75%, 09/16/26	165	159,925
2.85%, 09/30/28	183	168,903
5.30%, 06/30/30	100	98,274
5.35%, 04/13/28	65	65,134
5.88%, 11/15/27	95	96,599
Blue Owl Capital Corp.
2.63%, 01/15/27	115	109,960
2.88%, 06/11/28	210	193,797
3.40%, 07/15/26	200	195,725
5.95%, 03/15/29	120	119,920
6.20%, 07/15/30	60	60,309
Blue Owl Capital Corp. II, 8.45%, 11/15/26	45	46,709
Blue Owl Capital Corp. III, 3.13%, 04/13/27	90	86,200
Blue Owl Credit Income Corp.
3.13%, 09/23/26	90	87,046
4.70%, 02/08/27	145	143,382
5.80%, 03/15/30	230	227,711
6.60%, 09/15/29	150	153,372
6.65%, 03/15/31	175	177,956
7.75%, 09/16/27	115	119,739

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
7.75%, 01/15/29	$105	$110,979
7.95%, 06/13/28	150	158,709
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	85	80,327
6.10%, 03/15/28(b)	95	94,236
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	160	161,066
Carlyle Secured Lending Inc., 6.75%, 02/18/30	15	15,142
Franklin BSP Capital Corp., 7.20%, 06/15/29	70	70,758
FS KKR Capital Corp.
2.63%, 01/15/27	90	85,745
3.13%, 10/12/28	170	153,964
3.25%, 07/15/27	15	14,245
6.13%, 01/15/30	75	73,870
6.88%, 08/15/29	125	127,140
7.88%, 01/15/29	105	109,951
Goldman Sachs BDC Inc., 6.38%, 03/11/27	40	40,806
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(a)(b)	50	50,163
6.25%, 05/06/30(b)	50	50,438
Golub Capital BDC Inc.
2.05%, 02/15/27	60	56,676
2.50%, 08/24/26	100	96,828
6.00%, 07/15/29	175	177,130
7.05%, 12/05/28	105	109,748
Golub Capital Private Credit Fund
5.80%, 09/12/29(b)	100	98,979
5.88%, 05/01/30(b)	30	29,760
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	175	170,777
HPS Corporate Lending Fund
6.25%, 09/30/29	100	101,525
6.75%, 01/30/29	110	113,542
Main Street Capital Corp.
3.00%, 07/14/26	110	106,848
6.50%, 06/04/27	110	112,075
6.95%, 03/01/29	70	72,186
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(a)	55	54,469
6.00%, 05/19/30	50	50,164
6.15%, 05/17/29	100	101,827
MSD Investment Corp., 6.25%, 05/31/30(b)	105	102,993
New Mountain Finance Corp.
6.20%, 10/15/27	10	10,050
6.88%, 02/01/29	70	70,652
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	125	118,390
6.34%, 02/27/30	35	34,545
7.10%, 02/15/29	75	76,516
Oaktree Strategic Credit Fund
6.50%, 07/23/29	95	96,147
8.40%, 11/14/28	80	85,613
Sixth Street Lending Partners
5.75%, 01/15/30	105	104,426
6.13%, 07/15/30(b)	150	151,575
6.50%, 03/11/29	155	159,079
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26(a)	70	67,825
5.63%, 08/15/30	50	49,776
6.13%, 03/01/29	85	86,408
Security	Par (000)	Value
Holding Companies - Diversified (continued)
6.95%, 08/14/28	$25	$26,123
		10,925,231
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	145	138,931
1.40%, 10/15/27	130	121,085
5.00%, 10/15/34	160	155,818
Lennar Corp.
4.75%, 11/29/27	160	160,555
5.00%, 06/15/27	90	90,420
5.20%, 07/30/30	100	100,939
5.25%, 06/01/26	125	125,236
MDC Holdings Inc.
2.50%, 01/15/31	97	83,946
3.85%, 01/15/30	80	75,830
Meritage Homes Corp.
5.13%, 06/06/27	30	30,261
5.65%, 03/15/35	65	63,610
NVR Inc., 3.00%, 05/15/30	225	207,518
PulteGroup Inc.
5.00%, 01/15/27	121	121,538
6.38%, 05/15/33	80	84,523
7.88%, 06/15/32	70	80,093
Toll Brothers Finance Corp.
3.80%, 11/01/29(a)	102	97,731
4.35%, 02/15/28	90	88,968
4.88%, 03/15/27	90	90,028
		1,917,030
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27	110	105,984
4.40%, 03/15/29	123	117,997
		223,981
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	90	74,973
2.65%, 04/30/30	90	81,465
4.88%, 12/06/28	150	151,329
5.75%, 03/15/33	105	107,636
Church & Dwight Co. Inc.
2.30%, 12/15/31	125	107,026
3.15%, 08/01/27	125	121,875
5.60%, 11/15/32	115	119,482
Clorox Co. (The)
1.80%, 05/15/30	110	96,035
3.10%, 10/01/27	95	92,282
3.90%, 05/15/28	125	123,754
4.40%, 05/01/29	125	125,046
4.60%, 05/01/32	150	148,090
Kimberly-Clark Corp.
1.05%, 09/15/27	170	158,664
2.00%, 11/02/31	175	152,506
3.10%, 03/26/30	175	165,482
3.20%, 04/25/29	170	163,779
3.95%, 11/01/28	130	129,075
4.50%, 02/16/33	100	98,599
		2,217,098
Insurance — 0.8%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	80	95,427
Aegon Ltd., 5.50%, 04/11/48(c)	200	198,726

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aflac Inc.
2.88%, 10/15/26	$129	$126,368
3.60%, 04/01/30	195	188,056
Alleghany Corp., 3.63%, 05/15/30	150	144,241
Allstate Corp. (The)
1.45%, 12/15/30	145	122,402
3.28%, 12/15/26	172	168,991
5.05%, 06/24/29	100	102,120
5.25%, 03/30/33	165	166,919
5.35%, 06/01/33	50	50,935
American Financial Group Inc./OH, 5.25%, 04/02/30	5	5,116
American International Group Inc.
3.40%, 06/30/30	114	107,321
4.20%, 04/01/28	129	127,951
4.85%, 05/07/30	30	30,129
5.13%, 03/27/33	170	170,120
American National Group Inc.
5.00%, 06/15/27	175	174,919
5.75%, 10/01/29	20	20,328
Aon Corp.
2.80%, 05/15/30	224	205,249
3.75%, 05/02/29	156	151,512
4.50%, 12/15/28	107	107,115
8.21%, 01/01/27	45	47,326
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	115	97,880
2.60%, 12/02/31	100	87,431
2.85%, 05/28/27	195	189,389
5.00%, 09/12/32	92	92,284
5.35%, 02/28/33	160	162,717
Aon North America Inc.
5.13%, 03/01/27	130	131,366
5.15%, 03/01/29	225	229,439
5.30%, 03/01/31	75	76,880
5.45%, 03/01/34	410	414,777
Arch Capital Finance LLC, 4.01%, 12/15/26	176	174,485
Arch Capital Group Ltd., 7.35%, 05/01/34	25	28,401
Arthur J Gallagher & Co.
2.40%, 11/09/31	100	86,443
4.60%, 12/15/27	120	120,279
4.85%, 12/15/29	60	60,474
5.00%, 02/15/32	85	85,210
5.15%, 02/15/35	205	201,798
5.45%, 07/15/34	95	95,907
5.50%, 03/02/33	15	15,257
6.50%, 02/15/34	120	129,513
Assurant Inc.
2.65%, 01/15/32	80	66,998
3.70%, 02/22/30	70	65,798
4.90%, 03/27/28	110	110,115
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	120	109,163
6.13%, 09/15/28	35	36,527
Athene Holding Ltd.
3.50%, 01/15/31	175	162,284
4.13%, 01/12/28	225	221,262
5.88%, 01/15/34(a)	130	131,577
6.15%, 04/03/30	134	140,688
6.63%, 10/15/54, (5-year CMT + 2.607%)(c)	125	122,956
6.65%, 02/01/33	100	106,021
AXA SA, 8.60%, 12/15/30	200	235,750
Security	Par (000)	Value
Insurance (continued)
Axis Specialty Finance LLC, 3.90%, 07/15/29	$109	$104,808
Axis Specialty Finance PLC, 4.00%, 12/06/27	140	137,563
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	116	100,694
1.85%, 03/12/30	95	85,715
2.30%, 03/15/27	205	199,155
2.88%, 03/15/32	205	187,433
Brighthouse Financial Inc.
3.70%, 06/22/27	70	68,373
5.63%, 05/15/30(a)	170	173,075
Brown & Brown Inc.
2.38%, 03/15/31	175	151,525
4.20%, 03/17/32	120	112,136
4.50%, 03/15/29	90	89,303
5.65%, 06/11/34	125	126,352
Chubb INA Holdings LLC
1.38%, 09/15/30	255	219,242
4.65%, 08/15/29	150	151,488
5.00%, 03/15/34	345	344,972
Cincinnati Financial Corp.
6.13%, 11/01/34	20	21,079
6.92%, 05/15/28	114	121,947
CNA Financial Corp.
2.05%, 08/15/30	170	147,655
3.45%, 08/15/27	155	151,345
3.90%, 05/01/29	161	156,322
5.13%, 02/15/34	125	123,094
5.50%, 06/15/33	65	65,626
CNO Financial Group Inc.
5.25%, 05/30/29	140	139,790
6.45%, 06/15/34	150	154,474
Corebridge Financial Inc.
3.65%, 04/05/27	315	310,092
3.85%, 04/05/29	260	252,212
3.90%, 04/05/32	335	308,421
5.75%, 01/15/34	155	157,985
6.05%, 09/15/33	95	98,402
6.38%, 09/15/54, (5-year CMT + 2.646%)(c)	140	136,112
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(c)	50	48,622
Enstar Group Ltd.
3.10%, 09/01/31	145	126,549
4.95%, 06/01/29	143	142,072
Equitable Holdings Inc.
4.35%, 04/20/28	380	377,350
5.59%, 01/11/33	120	122,104
6.70%, 03/28/55, (5-year CMT + 2.390%)(c)	100	101,134
Essent Group Ltd., 6.25%, 07/01/29	85	87,484
F&G Annuities & Life Inc.
6.25%, 10/04/34	115	111,213
6.50%, 06/04/29	120	122,686
7.40%, 01/13/28	125	130,027
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	80	73,124
4.63%, 04/29/30	140	137,965
4.85%, 04/17/28	194	194,998
5.63%, 08/16/32	220	223,436
6.00%, 12/07/33	95	97,708
Fidelity National Financial Inc.
2.45%, 03/15/31	140	119,991
3.40%, 06/15/30	140	129,345

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.50%, 08/15/28	$160	$158,425
First American Financial Corp.
2.40%, 08/15/31	150	126,686
4.00%, 05/15/30	90	84,664
5.45%, 09/30/34	85	82,449
Globe Life Inc.
2.15%, 08/15/30	125	108,662
4.55%, 09/15/28	170	169,760
4.80%, 06/15/32	70	68,124
5.85%, 09/15/34	65	66,121
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	104	90,709
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	150	139,835
Horace Mann Educators Corp., 7.25%, 09/15/28	75	80,044
Jackson Financial Inc.
3.13%, 11/23/31	100	86,822
5.17%, 06/08/27	95	95,797
5.67%, 06/08/32	90	90,053
Kemper Corp.
2.40%, 09/30/30	110	95,472
3.80%, 02/23/32	110	98,401
Lincoln National Corp.
3.05%, 01/15/30(a)	115	106,485
3.40%, 01/15/31	115	105,476
3.40%, 03/01/32	60	53,139
3.63%, 12/12/26	15	14,774
3.80%, 03/01/28	140	136,853
5.85%, 03/15/34	60	60,770
Loews Corp., 3.20%, 05/15/30	180	168,456
Manulife Financial Corp.
2.48%, 05/19/27	110	106,165
3.70%, 03/16/32	165	153,799
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(c)	155	152,626
Markel Group Inc.
3.35%, 09/17/29	73	69,541
3.50%, 11/01/27	120	117,144
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	155	137,436
2.38%, 12/15/31	100	86,322
4.38%, 03/15/29	335	335,019
4.55%, 11/08/27	195	195,756
4.65%, 03/15/30	225	225,970
4.85%, 11/15/31	270	271,076
5.00%, 03/15/35	580	570,863
5.15%, 03/15/34	110	110,515
5.40%, 09/15/33	150	153,580
5.75%, 11/01/32	107	112,609
5.88%, 08/01/33	35	36,842
Mercury General Corp., 4.40%, 03/15/27	105	103,533
MetLife Inc.
4.55%, 03/23/30	289	290,889
5.30%, 12/15/34	65	65,817
5.38%, 07/15/33	188	193,571
6.38%, 06/15/34	140	152,657
6.50%, 12/15/32	95	105,357
Series G, 6.35%, 03/15/55, (5-year CMT + 2.078%)(c)	200	201,072
MGIC Investment Corp., 5.25%, 08/15/28	55	54,564
Security	Par (000)	Value
Insurance (continued)
Munich Re America Corp., Series B, 7.45%, 12/15/26	$5	$5,241
NMI Holdings Inc., 6.00%, 08/15/29	65	66,453
Old Republic International Corp.
3.88%, 08/26/26	137	135,646
5.75%, 03/28/34	100	101,583
PartnerRe Finance B LLC, 3.70%, 07/02/29	160	153,660
Primerica Inc., 2.80%, 11/19/31	155	135,543
Principal Financial Group Inc.
2.13%, 06/15/30	150	132,045
3.10%, 11/15/26	70	68,541
3.70%, 05/15/29	131	126,654
5.38%, 03/15/33	95	96,146
Progressive Corp. (The)
2.45%, 01/15/27	155	150,553
2.50%, 03/15/27	160	155,252
3.00%, 03/15/32	70	62,996
3.20%, 03/26/30	110	104,320
4.00%, 03/01/29	143	141,432
4.95%, 06/15/33	100	100,858
6.25%, 12/01/32	95	103,208
6.63%, 03/01/29	85	91,409
Prudential Financial Inc.
2.10%, 03/10/30(a)	125	112,739
3.70%, 10/01/50, (5-year CMT + 3.035%)(c)	125	112,894
3.88%, 03/27/28	107	105,864
4.50%, 09/15/47(c)	110	107,654
5.13%, 03/01/52, (5-year CMT + 3.162%)(c)	200	191,673
5.20%, 03/14/35	145	144,301
5.70%, 09/15/48(c)	210	209,714
5.75%, 07/15/33	115	120,709
6.00%, 09/01/52, (5-year CMT + 3.234%)(c)	215	214,843
6.50%, 03/15/54, (5-year CMT + 2.404%)(c)	200	204,058
6.75%, 03/01/53, (5-year CMT + 2.848%)(c)	120	124,889
Prudential Funding Asia PLC
3.13%, 04/14/30	251	236,124
3.63%, 03/24/32	95	87,164
Reinsurance Group of America Inc.
3.15%, 06/15/30	170	157,383
3.90%, 05/15/29	190	185,083
3.95%, 09/15/26	100	99,214
5.75%, 09/15/34	145	146,713
6.00%, 09/15/33	20	20,663
RenaissanceRe Finance Inc., 3.45%, 07/01/27	100	97,982
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	125	119,976
5.75%, 06/05/33	165	167,369
5.80%, 04/01/35	50	50,397
SiriusPoint Ltd., 7.00%, 04/05/29	70	72,791
Stewart Information Services Corp., 3.60%, 11/15/31	125	110,756
Travelers Property Casualty Corp., 6.38%, 03/15/33	60	66,144
Unum Group, 4.00%, 06/15/29	45	43,777
Willis North America Inc.
2.95%, 09/15/29	193	179,779
4.50%, 09/15/28	130	129,552
4.65%, 06/15/27	235	235,944
5.35%, 05/15/33	120	120,764
		25,641,691

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet — 0.5%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	$345	$303,410
3.40%, 12/06/27(a)	545	532,086
4.50%, 11/28/34	40	38,095
5.25%, 05/26/35(b)	250	249,994
Alphabet Inc.
0.80%, 08/15/27	255	237,906
1.10%, 08/15/30	465	397,498
2.00%, 08/15/26	458	446,587
4.00%, 05/15/30	205	203,000
4.50%, 05/15/35	300	291,277
Amazon.com Inc.
1.20%, 06/03/27	280	264,602
1.50%, 06/03/30	434	380,264
1.65%, 05/12/28	492	460,032
2.10%, 05/12/31	635	559,093
3.15%, 08/22/27	747	731,679
3.30%, 04/13/27	445	438,931
3.45%, 04/13/29	313	306,257
3.60%, 04/13/32	525	496,851
4.55%, 12/01/27	430	434,541
4.65%, 12/01/29	340	346,152
4.70%, 12/01/32	515	519,478
4.80%, 12/05/34	110	110,892
Baidu Inc.
3.43%, 04/07/30	50	47,591
3.63%, 07/06/27	200	196,602
4.38%, 03/29/28	55	54,858
4.88%, 11/14/28	50	50,591
Booking Holdings Inc.
3.55%, 03/15/28	95	92,992
3.60%, 06/01/26	248	246,104
4.63%, 04/13/30	354	355,768
eBay Inc.
2.60%, 05/10/31	190	168,266
2.70%, 03/11/30	180	165,243
3.60%, 06/05/27	236	232,448
5.95%, 11/22/27	45	46,560
6.30%, 11/22/32	100	107,601
Expedia Group Inc.
2.95%, 03/15/31	98	87,955
3.25%, 02/15/30	275	256,504
3.80%, 02/15/28	200	195,811
4.63%, 08/01/27	155	155,043
5.40%, 02/15/35	190	187,342
JD.com Inc., 3.38%, 01/14/30	200	189,771
Meta Platforms Inc.
3.50%, 08/15/27	545	538,142
3.85%, 08/15/32	640	607,650
4.30%, 08/15/29	240	240,932
4.55%, 08/15/31	255	256,075
4.60%, 05/15/28	325	330,302
4.75%, 08/15/34	515	509,542
4.80%, 05/15/30	245	250,884
4.95%, 05/15/33	380	383,948
Netflix Inc.
4.38%, 11/15/26	165	165,259
4.88%, 04/15/28	285	289,519
4.90%, 08/15/34	230	230,560
5.88%, 11/15/28	435	456,248
6.38%, 05/15/29	198	212,055
Security	Par (000)	Value
Internet (continued)
Tencent Music Entertainment Group, 2.00%, 09/03/30	$200	$175,327
Uber Technologies Inc.
4.30%, 01/15/30	250	246,633
4.80%, 09/15/34	310	299,375
VeriSign Inc.
2.70%, 06/15/31	175	153,914
4.75%, 07/15/27	125	124,784
Weibo Corp., 3.38%, 07/08/30	200	185,118
		16,241,942
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	95	92,760
6.00%, 06/17/34	105	108,248
6.55%, 11/29/27	265	274,806
6.80%, 11/29/32	220	238,019
Nucor Corp.
2.70%, 06/01/30	140	127,597
3.13%, 04/01/32	90	80,642
3.95%, 05/01/28	147	145,855
4.30%, 05/23/27	155	155,060
4.65%, 06/01/30	125	124,713
5.10%, 06/01/35	100	98,097
Reliance Inc., 2.15%, 08/15/30	70	61,286
Steel Dynamics Inc.
1.65%, 10/15/27	45	42,032
3.25%, 01/15/31	105	96,381
3.45%, 04/15/30	142	133,502
5.00%, 12/15/26	120	119,920
5.25%, 05/15/35	105	103,238
5.38%, 08/15/34	105	104,808
Vale Overseas Ltd.
3.75%, 07/08/30	320	299,088
6.13%, 06/12/33	315	323,553
		2,729,605
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31	125	103,091
4.40%, 09/15/32	95	86,065
Brunswick Corp./DE, 5.85%, 03/18/29(a)	60	61,002
Polaris Inc., 6.95%, 03/15/29	90	93,349
		343,507
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29	90	84,157
3.70%, 01/15/31	100	91,133
5.85%, 08/01/34	115	113,084
Hyatt Hotels Corp.
4.38%, 09/15/28	135	133,219
5.05%, 03/30/28	60	60,285
5.25%, 06/30/29	80	80,619
5.38%, 12/15/31	100	99,164
5.50%, 06/30/34	85	83,453
5.75%, 01/30/27	130	132,254
5.75%, 04/23/30	120	122,177
5.75%, 03/30/32	75	75,676
Las Vegas Sands Corp.
3.50%, 08/18/26	60	58,722
3.90%, 08/08/29	175	164,158
5.63%, 06/15/28	50	50,120

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
5.90%, 06/01/27	$110	$111,354
6.00%, 08/15/29	110	111,717
6.00%, 06/14/30	45	45,483
6.20%, 08/15/34	115	113,897
Marriott International Inc./MD
4.80%, 03/15/30	110	110,218
4.88%, 05/15/29	95	95,707
4.90%, 04/15/29	175	176,454
5.00%, 10/15/27	230	232,913
5.10%, 04/15/32	105	104,595
5.30%, 05/15/34	215	213,433
5.35%, 03/15/35	175	172,635
5.45%, 09/15/26	65	65,659
5.55%, 10/15/28	175	180,400
Series AA, 4.65%, 12/01/28	30	30,055
Series FF, 4.63%, 06/15/30	220	218,319
Series GG, 3.50%, 10/15/32	205	182,973
Series HH, 2.85%, 04/15/31	250	223,541
Series II, 2.75%, 10/15/33	145	120,423
Series R, 3.13%, 06/15/26	190	187,112
Series X, 4.00%, 04/15/28	95	93,629
Sands China Ltd.
2.30%, 03/08/27	50	47,567
2.85%, 03/08/29	207	187,713
3.25%, 08/08/31	180	156,017
4.38%, 06/18/30	50	47,050
5.40%, 08/08/28	315	314,261
		4,891,346
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	40	39,630
AGCO Corp.
5.45%, 03/21/27	120	121,026
5.80%, 03/21/34	140	140,438
Caterpillar Financial Services Corp.
1.10%, 09/14/27	105	97,863
1.15%, 09/14/26	155	148,966
1.70%, 01/08/27	110	106,020
2.40%, 08/09/26	75	73,325
3.60%, 08/12/27	155	152,929
4.38%, 08/16/29(a)	115	114,978
4.40%, 10/15/27	150	150,421
4.40%, 03/03/28	85	85,376
4.45%, 10/16/26	130	130,405
4.50%, 01/07/27	70	70,326
4.50%, 01/08/27	125	125,484
4.60%, 11/15/27	185	186,458
4.70%, 11/15/29	150	151,937
4.80%, 01/08/30	50	50,906
4.85%, 02/27/29	145	147,517
5.00%, 05/14/27	130	131,824
Caterpillar Inc.
1.90%, 03/12/31	65	56,634
2.60%, 09/19/29	154	143,582
2.60%, 04/09/30	165	152,501
5.20%, 05/15/35	175	175,679
CNH Industrial Capital LLC
1.45%, 07/15/26	175	168,655
4.50%, 10/08/27	60	59,870
4.55%, 04/10/28	150	149,587
4.75%, 03/21/28	65	65,120
5.10%, 04/20/29	105	106,301
Security	Par (000)	Value
Machinery (continued)
5.50%, 01/12/29	$155	$158,953
CNH Industrial NV, 3.85%, 11/15/27	117	115,690
Deere & Co.
3.10%, 04/15/30	120	112,994
5.38%, 10/16/29	125	130,505
5.45%, 01/16/35	150	153,735
7.13%, 03/03/31	100	113,253
Dover Corp., 2.95%, 11/04/29	95	88,340
Eaton Capital ULC, 4.45%, 05/09/30	200	199,317
Flowserve Corp.
2.80%, 01/15/32	130	110,296
3.50%, 10/01/30	130	120,077
IDEX Corp.
2.63%, 06/15/31	155	136,064
3.00%, 05/01/30	90	82,842
4.95%, 09/01/29	5	5,035
Ingersoll Rand Inc.
5.18%, 06/15/29	150	152,852
5.20%, 06/15/27	130	131,638
5.31%, 06/15/31	100	102,261
5.40%, 08/14/28	115	118,086
5.45%, 06/15/34	170	171,588
5.70%, 08/14/33	215	221,162
John Deere Capital Corp.
1.05%, 06/17/26	60	58,015
1.30%, 10/13/26	120	115,220
1.45%, 01/15/31	140	119,254
1.50%, 03/06/28	100	92,956
1.70%, 01/11/27	115	110,436
1.75%, 03/09/27	110	105,333
2.00%, 06/17/31	175	151,522
2.25%, 09/14/26	130	126,597
2.35%, 03/08/27	125	120,971
2.45%, 01/09/30	120	110,428
2.65%, 06/10/26	115	113,038
2.80%, 09/08/27	125	121,037
2.80%, 07/18/29	150	141,439
3.05%, 01/06/28	130	126,385
3.35%, 04/18/29	150	144,965
3.45%, 03/07/29	148	143,457
3.90%, 06/07/32	145	137,728
4.15%, 09/15/27	170	169,725
4.20%, 07/15/27	105	104,958
4.35%, 09/15/32	165	161,069
4.40%, 09/08/31	190	187,994
4.50%, 01/08/27	265	266,395
4.50%, 01/16/29	200	201,373
4.65%, 01/07/28	95	96,240
4.70%, 06/10/30	245	247,320
4.75%, 06/08/26	140	140,625
4.75%, 01/20/28	245	248,367
4.85%, 03/05/27	95	95,990
4.85%, 06/11/29	185	188,606
4.85%, 10/11/29	95	96,950
4.90%, 06/11/27	160	162,181
4.90%, 03/03/28	60	61,152
4.90%, 03/07/31	150	152,185
4.95%, 07/14/28	260	265,300
5.10%, 04/11/34	195	196,038
5.15%, 09/08/26	95	96,028
5.15%, 09/08/33	140	142,554

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Series 1, 5.05%, 06/12/34	$175	$175,033
Nordson Corp.
4.50%, 12/15/29	120	118,631
5.60%, 09/15/28	60	61,527
5.80%, 09/15/33	105	109,222
nVent Finance SARL
2.75%, 11/15/31	75	64,011
4.55%, 04/15/28	113	112,579
5.65%, 05/15/33	95	94,816
Oshkosh Corp.
3.10%, 03/01/30	70	64,464
4.60%, 05/15/28	70	69,704
Otis Worldwide Corp.
2.29%, 04/05/27	140	134,663
2.57%, 02/15/30	324	295,600
5.13%, 11/19/31	45	45,595
5.25%, 08/16/28	190	194,806
Rockwell Automation Inc.
1.75%, 08/15/31	80	67,866
3.50%, 03/01/29	125	121,243
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	210	206,468
4.70%, 09/15/28	283	283,782
4.90%, 05/29/30	100	100,567
5.50%, 05/29/35	100	100,227
5.61%, 03/11/34	35	35,705
Xylem Inc./New York
1.95%, 01/30/28	170	159,934
2.25%, 01/30/31(a)	160	140,079
3.25%, 11/01/26	105	103,218
		13,908,017
Manufacturing — 0.1%
3M Co.
2.25%, 09/19/26	233	226,558
2.38%, 08/26/29	218	200,571
2.88%, 10/15/27	216	208,360
3.05%, 04/15/30	147	137,053
3.38%, 03/01/29	191	183,456
3.63%, 09/14/28	143	139,652
4.80%, 03/15/30	75	75,573
5.15%, 03/15/35	95	93,972
Carlisle Companies Inc.
2.20%, 03/01/32	152	126,952
2.75%, 03/01/30	165	151,436
3.75%, 12/01/27	150	146,889
Eaton Corp.
3.10%, 09/15/27	195	190,539
4.00%, 11/02/32	150	142,498
4.15%, 03/15/33	290	277,572
4.35%, 05/18/28	60	60,223
Illinois Tool Works Inc., 2.65%, 11/15/26	290	284,167
Parker-Hannifin Corp.
3.25%, 03/01/27	162	159,290
3.25%, 06/14/29	224	214,420
4.20%, 11/21/34	10	9,366
4.25%, 09/15/27	270	269,588
4.50%, 09/15/29	225	225,887
Pentair Finance SARL
4.50%, 07/01/29	85	83,732
5.90%, 07/15/32	90	92,801
Security	Par (000)	Value
Manufacturing (continued)
Teledyne Technologies Inc.
2.25%, 04/01/28	$170	$160,354
2.75%, 04/01/31	258	229,615
Textron Inc.
2.45%, 03/15/31	150	130,882
3.00%, 06/01/30	145	132,628
3.38%, 03/01/28	85	82,201
3.65%, 03/15/27	70	68,885
3.90%, 09/17/29	93	89,406
5.50%, 05/15/35	120	119,436
6.10%, 11/15/33	95	99,391
		4,813,353
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	285	260,434
2.30%, 02/01/32	220	181,141
2.80%, 04/01/31	360	315,665
3.75%, 02/15/28	201	196,026
4.20%, 03/15/28	295	291,319
4.40%, 04/01/33	240	221,165
5.05%, 03/30/29	268	269,075
6.10%, 06/01/29	315	327,842
6.15%, 11/10/26	235	239,130
6.55%, 06/01/34	325	339,829
6.65%, 02/01/34	165	173,240
Comcast Corp.
1.50%, 02/15/31	380	319,974
1.95%, 01/15/31	345	298,537
2.35%, 01/15/27	274	265,476
2.65%, 02/01/30	355	327,076
3.15%, 02/15/28	347	336,728
3.30%, 02/01/27	265	260,596
3.30%, 04/01/27	205	201,239
3.40%, 04/01/30	343	325,722
3.55%, 05/01/28	213	208,643
4.15%, 10/15/28	851	845,743
4.20%, 08/15/34	260	241,861
4.25%, 10/15/30	318	313,451
4.25%, 01/15/33	282	268,271
4.55%, 01/15/29	225	226,396
4.65%, 02/15/33	300	293,697
4.80%, 05/15/33	237	232,984
4.95%, 05/15/32	150	150,824
5.10%, 06/01/29	160	164,127
5.30%, 06/01/34	215	216,776
5.30%, 05/15/35	175	175,496
5.35%, 11/15/27	190	194,541
5.50%, 11/15/32	260	269,564
7.05%, 03/15/33	140	157,657
Discovery Communications LLC
3.63%, 05/15/30	229	202,449
3.95%, 03/20/28	372	355,003
4.13%, 05/15/29	162	150,555
FactSet Research Systems Inc.
2.90%, 03/01/27	100	96,942
3.45%, 03/01/32	120	108,280
Fox Corp.
3.50%, 04/08/30	180	170,364
4.71%, 01/25/29	380	380,911
6.50%, 10/13/33	265	283,646

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Grupo Televisa SAB, 8.50%, 03/11/32	$70	$75,143
Paramount Global
2.90%, 01/15/27	110	106,728
3.38%, 02/15/28	95	91,370
3.70%, 06/01/28	50	48,328
4.20%, 06/01/29	110	106,310
4.20%, 05/19/32	210	189,166
4.95%, 01/15/31	266	257,640
5.50%, 05/15/33	95	90,667
7.88%, 07/30/30	170	187,342
TCI Communications Inc., 7.13%, 02/15/28	80	85,245
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	165	189,483
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	233	226,741
2.95%, 06/15/27	270	264,085
Series B, 7.00%, 03/01/32	100	113,368
Walt Disney Co. (The)
2.00%, 09/01/29	436	397,335
2.20%, 01/13/28	161	153,871
2.65%, 01/13/31	545	496,448
3.38%, 11/15/26	65	64,241
3.70%, 03/23/27	140	139,396
3.80%, 03/22/30	297	290,161
6.20%, 12/15/34	205	225,265
6.55%, 03/15/33	65	72,491
		14,729,219
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32	105	96,618
4.50%, 12/15/28	120	119,006
		215,624
Mining — 0.2%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	45	42,561
3.75%, 10/01/30	200	184,756
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	310	313,879
4.90%, 02/28/33	155	153,555
5.00%, 02/21/30	230	233,667
5.10%, 09/08/28	125	127,678
5.13%, 02/21/32	190	192,101
5.25%, 09/08/26	210	212,192
5.25%, 09/08/30	195	200,359
5.25%, 09/08/33	340	342,616
5.30%, 02/21/35	265	265,283
Freeport-McMoRan Inc.
4.13%, 03/01/28	125	122,828
4.25%, 03/01/30	120	116,293
4.38%, 08/01/28	100	99,071
4.63%, 08/01/30	193	189,878
5.00%, 09/01/27	153	153,040
5.25%, 09/01/29	165	166,365
5.40%, 11/14/34	20	19,955
Kinross Gold Corp.
4.50%, 07/15/27	131	130,743
6.25%, 07/15/33	115	121,266
Newmont Corp.
2.25%, 10/01/30	249	222,363
2.60%, 07/15/32(a)	240	209,527
Security	Par (000)	Value
Mining (continued)
2.80%, 10/01/29	$186	$174,594
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30	75	70,869
5.35%, 03/15/34	185	186,836
Rio Tinto Alcan Inc.
6.13%, 12/15/33	70	74,875
7.25%, 03/15/31	130	146,404
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	155	167,179
Rio Tinto Finance USA PLC
4.38%, 03/12/27	115	115,285
4.50%, 03/14/28	115	115,458
4.88%, 03/14/30	225	227,550
5.00%, 03/14/32	165	165,785
5.00%, 03/09/33	265	264,728
5.25%, 03/14/35	230	229,414
Yamana Gold Inc., 2.63%, 08/15/31	139	121,085
		5,880,038
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	172	166,783
3.25%, 02/15/29	90	84,503
3.28%, 12/01/28	145	137,640
3.57%, 12/01/31	225	204,176
4.25%, 04/01/28	155	152,502
5.10%, 03/01/30	60	59,976
5.55%, 08/22/34	145	142,856
		948,436
Oil & Gas — 0.8%
APA Corp.
4.25%, 01/15/30(b)	95	88,882
6.10%, 02/15/35(b)	50	47,147
BP Capital Markets America Inc.
1.75%, 08/10/30	235	204,049
2.72%, 01/12/32	400	351,943
3.02%, 01/16/27	210	205,741
3.54%, 04/06/27	140	138,168
3.59%, 04/14/27	138	136,265
3.63%, 04/06/30	274	263,231
3.94%, 09/21/28	245	241,341
4.23%, 11/06/28	361	359,066
4.70%, 04/10/29	215	217,050
4.81%, 02/13/33	475	466,765
4.87%, 11/25/29	150	152,073
4.89%, 09/11/33	325	319,532
4.97%, 10/17/29	190	193,756
4.99%, 04/10/34	205	202,254
5.02%, 11/17/27	225	228,493
5.23%, 11/17/34	395	394,295
BP Capital Markets PLC
3.28%, 09/19/27	330	322,487
3.72%, 11/28/28	218	212,981
Burlington Resources LLC, 7.20%, 08/15/31	60	67,412
Canadian Natural Resources Ltd.
2.95%, 07/15/30	125	113,267
3.85%, 06/01/27	308	303,623
5.00%, 12/15/29(b)	65	64,795
5.40%, 12/15/34(b)	175	170,193
5.85%, 02/01/35	40	39,721
6.45%, 06/30/33	40	41,927
7.20%, 01/15/32	100	108,437

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Cenovus Energy Inc.
2.65%, 01/15/32	$135	$114,446
4.25%, 04/15/27	120	119,031
Chevron Corp.
2.00%, 05/11/27	225	216,531
2.24%, 05/11/30	343	309,995
Chevron USA Inc.
1.02%, 08/12/27	195	182,442
3.25%, 10/15/29	160	153,507
3.85%, 01/15/28	157	155,990
4.41%, 02/26/27	85	85,546
4.48%, 02/26/28	165	166,570
4.69%, 04/15/30	185	187,368
4.82%, 04/15/32	160	161,479
4.98%, 04/15/35	150	149,771
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	250	236,523
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	199,948
ConocoPhillips Co.
4.70%, 01/15/30	320	321,610
4.85%, 01/15/32	165	164,682
5.00%, 01/15/35	280	273,932
5.05%, 09/15/33	220	220,122
5.90%, 10/15/32	105	111,670
6.95%, 04/15/29	139	150,756
Continental Resources Inc./OK, 4.38%, 01/15/28	215	210,386
Coterra Energy Inc.
3.90%, 05/15/27	170	167,456
4.38%, 03/15/29	103	101,412
5.40%, 02/15/35	155	150,405
5.60%, 03/15/34	110	108,996
Devon Energy Corp.
4.50%, 01/15/30	142	138,352
5.20%, 09/15/34(a)	265	251,074
5.25%, 10/15/27	115	114,979
5.88%, 06/15/28	70	70,090
7.88%, 09/30/31	156	176,771
7.95%, 04/15/32	85	95,853
Diamondback Energy Inc.
3.13%, 03/24/31	162	146,381
3.25%, 12/01/26	191	187,346
3.50%, 12/01/29	227	214,818
5.15%, 01/30/30	180	182,148
5.20%, 04/18/27	200	201,992
5.40%, 04/18/34	310	304,535
5.55%, 04/01/35	175	172,821
6.25%, 03/15/33	185	193,062
Eni USA Inc., 7.30%, 11/15/27	109	115,389
EOG Resources Inc., 4.38%, 04/15/30	207	204,915
EQT Corp.
3.90%, 10/01/27	240	235,795
5.00%, 01/15/29	82	82,005
5.70%, 04/01/28	115	117,465
5.75%, 02/01/34	175	176,240
7.00%, 02/01/30	165	176,742
Equinor ASA
2.38%, 05/22/30	213	192,759
3.00%, 04/06/27	43	42,209
3.13%, 04/06/30	340	320,913
3.63%, 09/10/28	245	240,507
4.25%, 06/02/28	60	60,094
5.13%, 06/03/35	125	125,349
Security	Par (000)	Value
Oil & Gas (continued)
7.25%, 09/23/27	$150	$159,833
Expand Energy Corp.
5.38%, 02/01/29	10	9,991
5.38%, 03/15/30	35	34,824
5.70%, 01/15/35	195	192,842
Exxon Mobil Corp.
2.28%, 08/16/26	255	249,400
2.44%, 08/16/29	324	302,949
2.61%, 10/15/30	470	430,889
3.29%, 03/19/27	202	199,563
3.48%, 03/19/30	352	340,094
Helmerich & Payne Inc.
2.90%, 09/29/31	140	114,144
4.85%, 12/01/29(a)(b)	25	23,620
5.50%, 12/01/34(a)(b)	115	101,517
Hess Corp.
4.30%, 04/01/27	252	251,038
7.13%, 03/15/33	100	111,261
7.30%, 08/15/31	130	145,528
7.88%, 10/01/29	115	128,784
HF Sinclair Corp.
4.50%, 10/01/30	110	105,162
5.00%, 02/01/28	95	94,545
5.75%, 01/15/31	80	80,409
6.25%, 01/15/35	170	167,610
Marathon Petroleum Corp.
3.80%, 04/01/28	135	132,218
5.13%, 12/15/26	167	167,979
5.15%, 03/01/30	115	116,168
5.70%, 03/01/35	205	202,886
Occidental Petroleum Corp.
5.00%, 08/01/27	155	155,023
5.20%, 08/01/29	255	252,832
5.38%, 01/01/32	215	207,926
5.55%, 10/01/34	235	222,200
6.13%, 01/01/31	255	259,637
6.38%, 09/01/28	90	92,662
6.63%, 09/01/30	325	338,327
7.50%, 05/01/31	205	220,759
7.88%, 09/15/31	85	93,590
8.50%, 07/15/27	45	47,570
8.88%, 07/15/30	90	101,389
Ovintiv Inc.
5.65%, 05/15/28	150	152,891
6.25%, 07/15/33	145	145,394
6.50%, 08/15/34	115	115,406
7.20%, 11/01/31	45	47,742
7.38%, 11/01/31	110	117,493
8.13%, 09/15/30	105	117,144
Patterson-UTI Energy Inc.
3.95%, 02/01/28	60	57,548
5.15%, 11/15/29	75	72,706
7.15%, 10/01/33	95	95,007
Phillips 66
2.15%, 12/15/30	215	187,197
3.90%, 03/15/28	190	187,109
4.65%, 11/15/34	230	215,625
Phillips 66 Co.
3.15%, 12/15/29	130	122,018
3.55%, 10/01/26	125	123,315
3.75%, 03/01/28	125	122,450

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
4.95%, 12/01/27	$180	$181,873
4.95%, 03/15/35(a)	20	19,057
5.25%, 06/15/31	250	253,243
5.30%, 06/30/33	215	214,182
Pioneer Natural Resources Co.
1.90%, 08/15/30	240	210,134
2.15%, 01/15/31	230	201,424
Shell Finance U.S. Inc.
2.38%, 11/07/29	248	228,856
2.75%, 04/06/30	295	274,253
Shell International Finance BV
2.38%, 11/07/29(a)	15	13,932
2.50%, 09/12/26(a)	242	237,163
3.88%, 11/13/28	362	358,942
Suncor Energy Inc.
5.95%, 12/01/34	105	106,323
7.15%, 02/01/32	130	140,520
TotalEnergies Capital International SA
2.83%, 01/10/30	260	244,325
3.46%, 02/19/29	295	286,798
TotalEnergies Capital SA
3.88%, 10/11/28	247	244,638
4.72%, 09/10/34	190	185,576
5.15%, 04/05/34	230	231,858
Valero Energy Corp.
2.15%, 09/15/27	89	84,244
2.80%, 12/01/31	115	100,303
3.40%, 09/15/26	25	24,648
4.00%, 04/01/29	75	73,148
4.35%, 06/01/28	86	85,497
5.15%, 02/15/30	50	50,574
7.50%, 04/15/32	140	157,458
Woodside Finance Ltd.
5.10%, 09/12/34	235	220,918
6.00%, 05/19/35	250	248,500
		27,028,673
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	171	164,947
3.14%, 11/07/29	120	113,026
3.34%, 12/15/27	324	316,902
4.49%, 05/01/30	135	133,640
Halliburton Co., 2.92%, 03/01/30	250	229,573
NOV Inc., 3.60%, 12/01/29(a)	132	125,549
Schlumberger Investment SA, 2.65%, 06/26/30	280	254,004
		1,337,641
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	100	99,344
5.63%, 05/26/33	120	122,269
Amcor Flexibles North America Inc.
2.63%, 06/19/30	127	113,909
2.69%, 05/25/31	180	158,946
4.80%, 03/17/28(b)	115	115,307
5.10%, 03/17/30(b)	50	50,342
5.50%, 03/17/35(b)	155	153,400
Amcor Group Finance PLC, 5.45%, 05/23/29	60	61,113
AptarGroup Inc., 3.60%, 03/15/32	68	62,137
Security	Par (000)	Value
Packaging & Containers (continued)
Berry Global Inc.
1.65%, 01/15/27	$90	$85,738
5.50%, 04/15/28	25	25,449
5.65%, 01/15/34	195	196,364
5.80%, 06/15/31	140	145,412
Packaging Corp. of America
3.00%, 12/15/29	127	118,556
3.40%, 12/15/27	130	126,674
5.70%, 12/01/33	85	87,047
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34	260	260,883
Smurfit Westrock Financing DAC, 5.42%, 01/15/35	200	198,853
Sonoco Products Co.
2.25%, 02/01/27	70	67,387
2.85%, 02/01/32(a)	120	104,141
3.13%, 05/01/30	145	133,267
4.45%, 09/01/26	50	49,769
4.60%, 09/01/29	45	44,451
5.00%, 09/01/34	155	147,401
WestRock MWV LLC
7.95%, 02/15/31	15	17,083
8.20%, 01/15/30	109	123,936
WRKCo Inc.
3.00%, 06/15/33	180	154,617
3.38%, 09/15/27	130	126,381
3.90%, 06/01/28	107	104,777
4.00%, 03/15/28	130	127,618
4.20%, 06/01/32	25	23,589
4.90%, 03/15/29	197	197,958
		3,604,118
Pharmaceuticals — 1.2%
AbbVie Inc.
2.95%, 11/21/26	870	852,952
3.20%, 11/21/29	1,146	1,087,158
4.25%, 11/14/28	403	402,793
4.50%, 05/14/35	500	475,619
4.55%, 03/15/35	320	305,407
4.65%, 03/15/28	285	287,856
4.80%, 03/15/27	495	499,517
4.80%, 03/15/29	550	558,006
4.88%, 03/15/30	250	254,178
4.95%, 03/15/31	335	340,278
5.05%, 03/15/34	670	671,844
5.20%, 03/15/35	255	256,270
Astrazeneca Finance LLC
1.75%, 05/28/28	275	256,482
2.25%, 05/28/31	144	126,867
4.80%, 02/26/27	300	303,158
4.85%, 02/26/29	265	269,366
4.88%, 03/03/28	240	244,493
4.88%, 03/03/33	120	120,550
4.90%, 03/03/30	155	157,989
4.90%, 02/26/31	235	239,258
5.00%, 02/26/34	320	321,867
AstraZeneca PLC
1.38%, 08/06/30	307	263,282
3.13%, 06/12/27	179	175,544
4.00%, 01/17/29	233	230,913
Becton Dickinson & Co.
1.96%, 02/11/31	265	227,294
2.82%, 05/20/30	118	107,800
3.70%, 06/06/27	369	363,319

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.30%, 08/22/32	$115	$109,392
4.69%, 02/13/28	170	170,696
4.87%, 02/08/29	25	25,160
5.08%, 06/07/29	190	192,798
5.11%, 02/08/34	120	118,224
Bristol-Myers Squibb Co.
1.13%, 11/13/27	250	232,547
1.45%, 11/13/30	270	230,712
2.95%, 03/15/32	350	312,791
3.20%, 06/15/26	429	423,993
3.25%, 02/27/27	165	162,528
3.40%, 07/26/29	530	509,858
3.45%, 11/15/27	130	127,953
3.90%, 02/20/28	295	292,878
4.90%, 02/22/27	150	151,741
4.90%, 02/22/29	380	387,150
5.10%, 02/22/31	275	281,432
5.20%, 02/22/34	545	549,095
5.75%, 02/01/31	230	243,295
5.90%, 11/15/33	205	217,338
Cardinal Health Inc.
3.41%, 06/15/27	270	264,695
4.70%, 11/15/26	60	60,119
5.00%, 11/15/29	65	65,749
5.13%, 02/15/29	90	91,666
5.35%, 11/15/34	225	224,361
5.45%, 02/15/34	90	90,899
Cencora Inc.
2.70%, 03/15/31	235	209,797
2.80%, 05/15/30	80	73,531
3.45%, 12/15/27	175	170,713
4.63%, 12/15/27	50	50,248
4.85%, 12/15/29	100	100,795
5.13%, 02/15/34	80	79,650
5.15%, 02/15/35	35	34,715
CVS Health Corp.
1.30%, 08/21/27	472	438,830
1.75%, 08/21/30	280	238,104
1.88%, 02/28/31	235	197,470
2.13%, 09/15/31	195	163,312
2.88%, 06/01/26	380	373,276
3.00%, 08/15/26	160	156,917
3.25%, 08/15/29	377	354,296
3.63%, 04/01/27	175	172,041
3.75%, 04/01/30	303	286,848
4.30%, 03/25/28	1,030	1,018,301
5.00%, 01/30/29	205	206,415
5.13%, 02/21/30	310	311,825
5.25%, 01/30/31	170	171,428
5.25%, 02/21/33	370	364,574
5.30%, 06/01/33	260	256,493
5.40%, 06/01/29	230	234,539
5.55%, 06/01/31	215	219,637
5.70%, 06/01/34	240	241,493
6.25%, 06/01/27	85	87,606
Eli Lilly & Co.
3.10%, 05/15/27	139	136,404
3.38%, 03/15/29	225	218,647
4.15%, 08/14/27	140	140,257
4.20%, 08/14/29	220	219,605
4.50%, 02/09/27	295	296,716
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 02/09/29	$225	$226,741
4.55%, 02/12/28	195	197,154
4.60%, 08/14/34	245	239,069
4.70%, 02/27/33	225	223,927
4.70%, 02/09/34	340	334,532
4.75%, 02/12/30	180	182,914
4.90%, 02/12/32	180	182,744
5.10%, 02/12/35	180	181,262
5.50%, 03/15/27	120	122,774
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	405	401,510
4.50%, 04/15/30	85	84,948
4.88%, 04/15/35	75	73,568
5.38%, 04/15/34	80	82,043
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	225	216,827
4.32%, 03/12/27	75	75,194
Johnson & Johnson
0.95%, 09/01/27	30	28,045
1.30%, 09/01/30	315	271,163
2.90%, 01/15/28	297	288,877
2.95%, 03/03/27	260	255,408
4.38%, 12/05/33	25	24,679
4.50%, 03/01/27	175	176,403
4.55%, 03/01/28	185	187,585
4.70%, 03/01/30	205	208,523
4.80%, 06/01/29	285	291,421
4.85%, 03/01/32	210	213,491
4.90%, 06/01/31	335	343,649
4.95%, 05/15/33	155	158,517
4.95%, 06/01/34	240	245,284
5.00%, 03/01/35	205	206,849
6.95%, 09/01/29	90	99,717
McKesson Corp.
1.30%, 08/15/26	145	139,900
3.95%, 02/16/28	104	102,853
4.25%, 09/15/29	85	84,344
4.65%, 05/30/30	125	125,167
4.90%, 07/15/28	65	66,038
4.95%, 05/30/32	125	125,367
5.10%, 07/15/33	150	151,824
5.25%, 05/30/35	125	125,362
Merck & Co. Inc.
1.45%, 06/24/30	285	246,099
1.70%, 06/10/27	365	348,244
1.90%, 12/10/28	230	212,532
2.15%, 12/10/31	445	384,059
3.40%, 03/07/29	365	353,572
4.05%, 05/17/28	120	119,972
4.30%, 05/17/30	160	159,260
4.50%, 05/17/33(a)	420	412,861
6.50%, 12/01/33	35	39,005
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	110	116,029
Mylan Inc., 4.55%, 04/15/28	155	151,423
Novartis Capital Corp.
2.00%, 02/14/27	291	281,454
2.20%, 08/14/30	295	265,660
3.10%, 05/17/27	248	243,653
3.80%, 09/18/29	205	201,599
4.00%, 09/18/31	195	189,738
4.20%, 09/18/34	195	184,532

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Inc.
1.70%, 05/28/30	$252	$220,875
1.75%, 08/18/31	240	204,961
2.63%, 04/01/30	301	277,299
2.75%, 06/03/26	290	285,523
3.00%, 12/15/26	383	376,927
3.45%, 03/15/29	422	410,116
3.60%, 09/15/28	210	206,659
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	820	824,496
4.65%, 05/19/30	210	211,367
4.75%, 05/19/33	1,040	1,022,818
Pharmacia LLC, 6.60%, 12/01/28	135	144,400
Sanofi SA, 3.63%, 06/19/28	255	250,991
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	46	45,284
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	535	474,036
5.00%, 11/26/28	382	386,721
5.30%, 07/05/34	200	199,989
Utah Acquisition Sub Inc., 3.95%, 06/15/26	369	364,158
Viatris Inc.
2.30%, 06/22/27	140	132,575
2.70%, 06/22/30	320	279,716
Wyeth LLC, 6.50%, 02/01/34	165	180,995
Zoetis Inc.
2.00%, 05/15/30	195	173,163
3.00%, 09/12/27	170	165,262
3.90%, 08/20/28	163	161,009
5.60%, 11/16/32	175	182,432
		39,998,750
Pipelines — 0.9%
Boardwalk Pipelines LP
3.40%, 02/15/31	120	109,614
3.60%, 09/01/32	119	105,596
4.45%, 07/15/27	105	104,620
4.80%, 05/03/29	125	125,394
5.63%, 08/01/34	115	113,727
5.95%, 06/01/26	155	156,274
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	240	230,002
5.13%, 06/30/27	287	289,247
Cheniere Energy Inc.
4.63%, 10/15/28	380	376,250
5.65%, 04/15/34	310	309,615
Cheniere Energy Partners LP
3.25%, 01/31/32	220	193,071
4.00%, 03/01/31	380	355,619
4.50%, 10/01/29	205	200,969
5.75%, 08/15/34	260	261,238
5.95%, 06/30/33	302	308,965
DCP Midstream Operating LP
3.25%, 02/15/32	100	86,497
5.13%, 05/15/29	145	146,283
5.63%, 07/15/27	140	142,570
8.13%, 08/16/30	85	97,960
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/35	75	76,576
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	109	101,977
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
1.60%, 10/04/26	$140	$134,631
2.50%, 08/01/33	240	195,238
3.13%, 11/15/29	220	205,590
3.70%, 07/15/27	200	196,808
4.25%, 12/01/26	92	91,585
5.25%, 04/05/27	155	156,827
5.30%, 04/05/29	175	178,856
5.63%, 04/05/34	260	262,525
5.70%, 03/08/33	505	515,280
5.90%, 11/15/26	190	193,179
6.00%, 11/15/28	180	188,093
6.20%, 11/15/30	185	195,948
7.20%, 06/27/54, (5-year CMT + 2.970%)(c)	110	110,921
7.38%, 03/15/55, (5-year CMT + 3.122%)(c)	75	76,371
Energy Transfer LP
3.75%, 05/15/30	360	340,724
3.90%, 07/15/26	100	99,162
4.00%, 10/01/27	175	172,678
4.15%, 09/15/29	120	116,968
4.20%, 04/15/27	122	121,138
4.40%, 03/15/27	162	161,405
4.90%, 03/15/35	105	98,377
4.95%, 05/15/28	192	193,741
4.95%, 06/15/28	259	260,761
5.20%, 04/01/30	25	25,257
5.25%, 04/15/29	326	331,225
5.25%, 07/01/29	225	228,779
5.50%, 06/01/27	208	210,932
5.55%, 02/15/28	185	189,481
5.55%, 05/15/34	270	268,237
5.60%, 09/01/34	270	268,500
5.70%, 04/01/35	250	249,686
5.75%, 02/15/33	325	331,429
6.05%, 12/01/26	240	244,597
6.10%, 12/01/28	110	114,887
6.40%, 12/01/30	220	233,988
6.55%, 12/01/33	305	323,967
Enterprise Products Operating LLC
2.80%, 01/31/30	280	260,018
3.13%, 07/31/29	263	249,641
3.95%, 02/15/27	150	149,083
4.15%, 10/16/28	245	243,371
4.60%, 01/11/27	230	231,116
4.85%, 01/31/34	280	274,510
4.95%, 02/15/35	45	43,993
5.35%, 01/31/33	250	254,754
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(c)	142	138,304
Series D, 6.88%, 03/01/33	100	110,437
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(c)	200	196,982
Series H, 6.65%, 10/15/34	75	81,577
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	105	105,950
7.30%, 08/15/33	40	44,176
7.40%, 03/15/31	65	72,504
7.75%, 03/15/32	70	78,874
Kinder Morgan Inc.
1.75%, 11/15/26	135	129,694
2.00%, 02/15/31	177	152,105

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.30%, 03/01/28	$285	$284,105
4.80%, 02/01/33	195	188,266
5.00%, 02/01/29	255	257,905
5.10%, 08/01/29	140	141,968
5.15%, 06/01/30	50	50,500
5.20%, 06/01/33	350	345,366
5.30%, 12/01/34	165	161,377
5.40%, 02/01/34	220	219,130
5.85%, 06/01/35	25	25,358
7.75%, 01/15/32	225	255,769
7.80%, 08/01/31	105	119,438
MPLX LP
2.65%, 08/15/30	355	317,549
4.00%, 03/15/28	160	157,753
4.13%, 03/01/27	305	302,652
4.25%, 12/01/27	120	119,103
4.80%, 02/15/29	120	120,387
4.95%, 09/01/32	217	211,186
5.00%, 03/01/33	210	203,814
5.40%, 04/01/35	210	204,451
5.50%, 06/01/34	350	345,513
Northwest Pipeline LLC, 4.00%, 04/01/27	40	39,562
ONEOK Inc.
3.10%, 03/15/30	210	193,929
3.25%, 06/01/30	115	106,244
3.40%, 09/01/29	141	133,165
4.00%, 07/13/27	126	124,531
4.25%, 09/24/27	270	268,270
4.35%, 03/15/29	150	147,560
4.40%, 10/15/29	150	147,686
4.55%, 07/15/28	180	179,378
4.75%, 10/15/31	260	253,878
4.85%, 07/15/26	30	30,030
5.05%, 11/01/34	340	323,879
5.38%, 06/01/29	110	111,782
5.55%, 11/01/26	205	207,318
5.65%, 11/01/28	155	159,638
5.65%, 09/01/34	90	89,668
5.80%, 11/01/30	120	124,268
6.05%, 09/01/33	320	328,817
6.10%, 11/15/32	165	171,775
6.35%, 01/15/31	145	153,079
Plains All American Pipeline LP, 5.95%, 06/15/35	100	99,862
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	200	189,187
3.80%, 09/15/30	200	188,837
4.50%, 12/15/26	181	180,658
5.70%, 09/15/34	105	104,095
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	314	311,214
4.50%, 05/15/30	422	415,890
5.00%, 03/15/27	339	340,550
5.88%, 06/30/26	275	276,765
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	95	95,062
5.03%, 10/01/29(b)	95	94,298
5.58%, 10/01/34(b)	265	255,565
Spectra Energy Partners LP, 3.38%, 10/15/26	141	138,546
Targa Resources Corp.
4.20%, 02/01/33	160	146,365
5.20%, 07/01/27	168	169,626
Security	Par (000)	Value
Pipelines (continued)
5.50%, 02/15/35	$45	$44,031
5.55%, 08/15/35	200	196,169
6.13%, 03/15/33	195	200,950
6.15%, 03/01/29	180	187,919
6.50%, 03/30/34	225	236,782
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	235	215,052
4.88%, 02/01/31	230	224,470
5.00%, 01/15/28	165	164,780
5.50%, 03/01/30	210	211,741
6.50%, 07/15/27	160	160,337
6.88%, 01/15/29	150	152,863
TC PipeLines LP, 3.90%, 05/25/27	125	123,224
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	60	62,383
7.00%, 10/15/28	90	96,227
Texas Eastern Transmission LP, 7.00%, 07/15/32	120	130,906
TransCanada PipeLines Ltd.
4.10%, 04/15/30	280	271,184
4.25%, 05/15/28	323	320,450
4.63%, 03/01/34	285	268,430
5.60%, 03/31/34	70	69,829
7.00%, 06/01/65, (5-year CMT + 2.614%)(c)	150	148,920
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30	190	177,119
4.00%, 03/15/28	120	118,619
Valero Energy Partners LP, 4.50%, 03/15/28	85	84,847
Western Midstream Operating LP
4.05%, 02/01/30	220	209,148
4.50%, 03/01/28	50	49,228
4.65%, 07/01/26	130	129,637
4.75%, 08/15/28	110	109,215
5.45%, 11/15/34	150	143,977
6.15%, 04/01/33	200	204,357
6.35%, 01/15/29	90	93,505
Williams Companies Inc. (The)
2.60%, 03/15/31	304	268,990
3.50%, 11/15/30	232	217,161
3.75%, 06/15/27	344	339,028
4.65%, 08/15/32	250	241,949
4.80%, 11/15/29	90	90,538
4.90%, 03/15/29	245	247,263
5.15%, 03/15/34	265	260,304
5.30%, 08/15/28	125	127,817
5.60%, 03/15/35	210	211,993
5.65%, 03/15/33	170	174,096
8.75%, 03/15/32	70	83,462
Series A, 7.50%, 01/15/31	60	67,618
		31,466,009
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31	149	130,016
4.80%, 06/15/30	75	74,564
5.50%, 04/01/29	60	61,648
5.50%, 06/15/35	75	73,901
5.95%, 08/15/34	220	227,165
Jones Lang LaSalle Inc., 6.88%, 12/01/28	60	64,002
		631,296

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts — 1.4%
Agree LP
2.00%, 06/15/28	$80	$74,268
2.60%, 06/15/33	60	48,918
2.90%, 10/01/30	101	91,549
4.80%, 10/01/32	65	63,078
5.60%, 06/15/35	65	65,220
5.63%, 06/15/34	65	65,638
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	195	151,845
2.00%, 05/18/32	185	149,407
2.75%, 12/15/29	120	109,537
2.95%, 03/15/34	155	127,243
3.38%, 08/15/31	170	153,790
3.95%, 01/15/27	95	94,043
3.95%, 01/15/28	115	113,363
4.50%, 07/30/29	70	68,957
4.70%, 07/01/30	110	107,935
4.90%, 12/15/30	144	142,760
American Assets Trust LP
3.38%, 02/01/31	120	105,061
6.15%, 10/01/34	50	48,933
American Homes 4 Rent LP
2.38%, 07/15/31	135	115,805
3.63%, 04/15/32	74	67,203
4.25%, 02/15/28	130	128,408
4.90%, 02/15/29	115	115,615
4.95%, 06/15/30	40	39,982
5.50%, 02/01/34	150	149,731
5.50%, 07/15/34	100	99,590
American Tower Corp.
1.45%, 09/15/26	130	124,958
1.50%, 01/31/28	125	115,571
1.88%, 10/15/30	172	147,665
2.10%, 06/15/30	165	144,985
2.30%, 09/15/31	162	138,796
2.70%, 04/15/31	180	159,322
2.75%, 01/15/27	170	165,108
2.90%, 01/15/30	153	141,255
3.13%, 01/15/27	83	80,985
3.38%, 10/15/26	221	217,630
3.55%, 07/15/27	165	161,555
3.60%, 01/15/28	140	136,811
3.65%, 03/15/27	135	132,855
3.80%, 08/15/29	359	346,439
3.95%, 03/15/29	144	140,156
4.05%, 03/15/32	140	132,174
4.90%, 03/15/30	180	180,996
5.00%, 01/31/30	20	20,225
5.20%, 02/15/29	125	127,277
5.25%, 07/15/28	170	173,357
5.35%, 03/15/35	125	125,565
5.40%, 01/31/35	100	100,673
5.45%, 02/15/34	150	151,576
5.50%, 03/15/28	175	179,043
5.55%, 07/15/33	205	208,439
5.65%, 03/15/33	185	190,075
5.80%, 11/15/28	160	166,061
5.90%, 11/15/33	155	161,524
Americold Realty Operating Partnership LP
5.41%, 09/12/34	90	86,432
5.60%, 05/15/32	75	74,452
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
AvalonBay Communities Inc.
1.90%, 12/01/28	$220	$202,028
2.05%, 01/15/32	120	101,766
2.30%, 03/01/30	180	162,627
2.45%, 01/15/31	130	115,433
2.90%, 10/15/26	30	29,368
3.20%, 01/15/28	10	9,722
3.30%, 06/01/29	110	105,146
3.35%, 05/15/27	107	104,950
5.00%, 02/15/33	70	69,685
5.30%, 12/07/33	85	86,177
5.35%, 06/01/34	40	40,576
Boston Properties LP
2.45%, 10/01/33	175	137,260
2.55%, 04/01/32	200	165,347
2.75%, 10/01/26	222	215,976
2.90%, 03/15/30	187	169,300
3.25%, 01/30/31	250	225,348
3.40%, 06/21/29	160	150,074
4.50%, 12/01/28	225	221,861
5.75%, 01/15/35(a)	120	118,710
6.50%, 01/15/34(a)	160	168,116
6.75%, 12/01/27	190	198,194
Brixmor Operating Partnership LP
2.25%, 04/01/28	80	74,933
2.50%, 08/16/31	150	129,027
3.90%, 03/15/27	120	118,431
4.05%, 07/01/30	150	143,753
4.13%, 06/15/26	190	188,945
4.13%, 05/15/29	210	204,419
5.20%, 04/01/32	25	24,864
5.50%, 02/15/34	65	64,721
Broadstone Net Lease LLC, 2.60%, 09/15/31	95	79,688
Camden Property Trust
2.80%, 05/15/30	180	165,022
3.15%, 07/01/29	80	75,829
4.10%, 10/15/28	163	161,417
4.90%, 01/15/34	75	73,609
5.85%, 11/03/26	115	117,040
COPT Defense Properties LP
2.00%, 01/15/29	120	107,577
2.75%, 04/15/31	95	82,464
2.90%, 12/01/33	80	64,571
Cousins Properties LP
5.25%, 07/15/30	75	75,479
5.38%, 02/15/32	30	29,811
5.88%, 10/01/34	90	90,805
Crown Castle Inc.
1.05%, 07/15/26	233	223,461
2.10%, 04/01/31	205	173,227
2.25%, 01/15/31	250	215,159
2.50%, 07/15/31	166	142,479
2.90%, 03/15/27	155	150,317
3.10%, 11/15/29	110	102,419
3.30%, 07/01/30	175	161,726
3.65%, 09/01/27	233	227,606
3.70%, 06/15/26	163	161,180
3.80%, 02/15/28	214	209,031
4.00%, 03/01/27	119	117,663
4.30%, 02/15/29	140	137,350
4.80%, 09/01/28	120	119,909

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.90%, 09/01/29	$110	$110,197
5.00%, 01/11/28	215	216,264
5.10%, 05/01/33	175	171,362
5.20%, 09/01/34	130	126,757
5.60%, 06/01/29	165	169,429
5.80%, 03/01/34	165	168,342
CubeSmart LP
2.00%, 02/15/31	70	59,631
2.25%, 12/15/28	140	129,214
2.50%, 02/15/32	105	88,961
3.00%, 02/15/30	70	64,411
3.13%, 09/01/26	95	92,947
4.38%, 02/15/29	105	103,394
Digital Realty Trust LP
3.60%, 07/01/29	236	226,963
3.70%, 08/15/27	281	276,561
4.45%, 07/15/28	146	145,454
5.55%, 01/15/28	182	186,390
DOC DR LLC
2.63%, 11/01/31	145	125,320
3.95%, 01/15/28	80	78,676
4.30%, 03/15/27	130	129,288
EPR Properties
3.60%, 11/15/31	100	89,228
3.75%, 08/15/29	100	94,318
4.50%, 06/01/27	100	98,944
4.75%, 12/15/26	100	99,469
4.95%, 04/15/28	100	99,227
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	125	126,740
Equinix Inc.
1.55%, 03/15/28	135	125,076
1.80%, 07/15/27	140	132,621
2.00%, 05/15/28	60	56,016
2.15%, 07/15/30	220	194,192
2.50%, 05/15/31	230	201,996
2.90%, 11/18/26	141	137,462
3.20%, 11/18/29	258	242,861
3.90%, 04/15/32	329	308,984
ERP Operating LP
1.85%, 08/01/31	115	97,635
2.50%, 02/15/30	150	136,732
2.85%, 11/01/26	98	95,911
3.00%, 07/01/29	163	153,921
3.25%, 08/01/27	160	156,078
3.50%, 03/01/28	100	97,754
4.15%, 12/01/28	119	118,033
4.65%, 09/15/34	70	66,697
4.95%, 06/15/32	100	99,646
Essential Properties LP, 2.95%, 07/15/31	105	91,806
Essex Portfolio LP
1.65%, 01/15/31	99	82,934
1.70%, 03/01/28	70	64,759
2.55%, 06/15/31	20	17,545
2.65%, 03/15/32	50	42,823
3.00%, 01/15/30	135	124,667
3.63%, 05/01/27	125	122,750
4.00%, 03/01/29	140	136,553
5.38%, 04/01/35	40	39,845
5.50%, 04/01/34	85	85,389
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Extra Space Storage LP
2.20%, 10/15/30	$95	$82,565
2.35%, 03/15/32	135	112,444
2.40%, 10/15/31	125	106,376
2.55%, 06/01/31	100	86,611
3.50%, 07/01/26	185	182,988
3.88%, 12/15/27	80	78,610
3.90%, 04/01/29	90	87,274
4.00%, 06/15/29	105	101,952
5.35%, 01/15/35	25	24,633
5.40%, 02/01/34	100	99,348
5.40%, 06/15/35	100	98,134
5.50%, 07/01/30	170	174,196
5.70%, 04/01/28	110	113,129
5.90%, 01/15/31	125	130,238
Federal Realty OP LP
3.20%, 06/15/29	130	122,339
3.25%, 07/15/27	155	150,345
3.50%, 06/01/30	100	94,405
5.38%, 05/01/28	80	81,525
First Industrial LP, 5.25%, 01/15/31	50	50,039
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	180	155,829
4.00%, 01/15/30	147	138,929
4.00%, 01/15/31	120	111,546
5.30%, 01/15/29	157	157,359
5.63%, 09/15/34	165	161,059
5.75%, 06/01/28	121	123,222
6.75%, 12/01/33	55	57,752
Healthcare Realty Holdings LP
2.00%, 03/15/31	182	153,002
3.10%, 02/15/30	130	119,151
3.50%, 08/01/26	135	132,778
3.75%, 07/01/27	114	111,451
Healthpeak OP LLC
1.35%, 02/01/27	40	37,957
2.13%, 12/01/28	140	128,544
2.88%, 01/15/31	60	53,904
3.00%, 01/15/30	185	171,164
3.25%, 07/15/26	205	201,887
3.50%, 07/15/29	150	143,069
5.25%, 12/15/32	30	29,955
5.38%, 02/15/35	60	59,326
Highwoods Realty LP
2.60%, 02/01/31	75	63,652
3.05%, 02/15/30	105	94,615
3.88%, 03/01/27	30	29,318
4.13%, 03/15/28	20	19,468
4.20%, 04/15/29	60	57,620
7.65%, 02/01/34	50	55,097
Host Hotels & Resorts LP
5.50%, 04/15/35	5	4,812
5.70%, 06/15/32	50	49,742
5.70%, 07/01/34	115	113,238
Series H, 3.38%, 12/15/29	150	138,861
Series I, 3.50%, 09/15/30	165	150,422
Series J, 2.90%, 12/15/31	90	77,166
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	155	129,625
2.30%, 11/15/28	160	148,489
2.70%, 01/15/34	50	40,534

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.15%, 04/15/32	$95	$88,533
4.88%, 02/01/35	25	23,774
5.45%, 08/15/30	95	97,438
5.50%, 08/15/33	75	74,784
Kilroy Realty LP
2.50%, 11/15/32	95	74,712
2.65%, 11/15/33	75	57,592
3.05%, 02/15/30	110	97,373
4.25%, 08/15/29	95	89,776
4.75%, 12/15/28	85	83,376
Kimco Realty OP LLC
1.90%, 03/01/28	145	135,427
2.25%, 12/01/31	130	110,579
2.70%, 10/01/30	110	99,665
2.80%, 10/01/26	116	113,229
3.20%, 04/01/32	55	48,998
3.80%, 04/01/27	140	138,294
4.60%, 02/01/33	155	149,632
4.85%, 03/01/35	20	19,185
6.40%, 03/01/34	90	96,119
Kite Realty Group LP
4.00%, 10/01/26	25	24,684
4.95%, 12/15/31	35	34,538
5.50%, 03/01/34	65	64,621
Kite Realty Group Trust, 4.75%, 09/15/30	90	88,733
LXP Industrial Trust
2.38%, 10/01/31	100	83,319
2.70%, 09/15/30	86	75,677
6.75%, 11/15/28	55	57,872
Mid-America Apartments LP
1.10%, 09/15/26	110	105,387
1.70%, 02/15/31	110	93,268
2.75%, 03/15/30	80	73,796
3.60%, 06/01/27	198	195,042
3.95%, 03/15/29	135	132,339
4.20%, 06/15/28	85	84,284
4.95%, 03/01/35	25	24,405
5.00%, 03/15/34	65	64,574
5.30%, 02/15/32	80	81,720
National Health Investors Inc., 3.00%, 02/01/31	105	91,666
NNN REIT Inc.
2.50%, 04/15/30	45	40,422
3.50%, 10/15/27	120	117,097
3.60%, 12/15/26	30	29,515
4.30%, 10/15/28	132	130,482
5.50%, 06/15/34	80	80,067
5.60%, 10/15/33	125	126,686
Omega Healthcare Investors Inc.
3.25%, 04/15/33	115	97,104
3.38%, 02/01/31	125	112,791
3.63%, 10/01/29	130	122,098
4.50%, 04/01/27	175	174,620
4.75%, 01/15/28	124	124,059
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	95	80,920
4.95%, 01/15/35	50	47,510
5.75%, 07/15/34	70	70,609
Piedmont Operating Partnership LP
2.75%, 04/01/32	55	44,236
3.15%, 08/15/30	74	65,109
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.88%, 07/15/29	$70	$72,486
9.25%, 07/20/28	85	93,904
Prologis LP
1.25%, 10/15/30	180	152,045
1.63%, 03/15/31	95	80,323
1.75%, 07/01/30	80	69,490
1.75%, 02/01/31	95	81,361
2.13%, 04/15/27	131	125,948
2.25%, 04/15/30	225	202,099
2.25%, 01/15/32	140	119,631
2.88%, 11/15/29	75	70,002
3.25%, 06/30/26	75	74,060
3.25%, 10/01/26	82	80,768
3.38%, 12/15/27	155	151,652
3.88%, 09/15/28	109	107,480
4.00%, 09/15/28	95	93,834
4.38%, 02/01/29	74	74,033
4.63%, 01/15/33	55	53,813
4.75%, 01/15/31	150	150,479
4.75%, 06/15/33	160	156,888
4.88%, 06/15/28	125	126,767
5.00%, 03/15/34	205	201,898
5.00%, 01/31/35	105	102,999
5.13%, 01/15/34	145	145,040
5.25%, 05/15/35	115	114,527
Public Storage Operating Co.
1.50%, 11/09/26	202	193,863
1.85%, 05/01/28	172	160,562
1.95%, 11/09/28	125	115,521
2.25%, 11/09/31	125	107,625
2.30%, 05/01/31	160	140,295
3.09%, 09/15/27	120	116,805
3.39%, 05/01/29	116	111,757
5.10%, 08/01/33	110	111,391
5.13%, 01/15/29	120	123,150
Rayonier LP, 2.75%, 05/17/31	121	105,597
Realty Income Corp.
1.80%, 03/15/33	45	35,546
2.10%, 03/15/28	120	112,755
2.20%, 06/15/28	130	121,732
2.70%, 02/15/32	60	52,086
2.85%, 12/15/32	140	120,667
3.00%, 01/15/27	165	161,287
3.10%, 12/15/29	150	140,417
3.20%, 02/15/31	85	78,106
3.25%, 06/15/29	50	47,536
3.25%, 01/15/31	239	220,893
3.40%, 01/15/28	105	102,420
3.40%, 01/15/30	125	118,446
3.65%, 01/15/28	130	127,654
3.95%, 08/15/27	165	163,443
4.00%, 07/15/29	125	122,020
4.13%, 10/15/26	80	79,592
4.70%, 12/15/28	115	115,826
4.75%, 02/15/29	105	105,470
4.85%, 03/15/30	90	90,748
4.90%, 07/15/33	140	137,460
5.13%, 02/15/34	180	179,260
5.63%, 10/13/32	149	153,996
Regency Centers LP
2.95%, 09/15/29	150	140,624

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.60%, 02/01/27	$191	$188,482
3.70%, 06/15/30	115	110,104
4.13%, 03/15/28	50	49,710
5.00%, 07/15/32	50	49,888
5.10%, 01/15/35	35	34,478
5.25%, 01/15/34	70	69,968
Rexford Industrial Realty LP
2.13%, 12/01/30	30	25,685
2.15%, 09/01/31	110	92,664
5.00%, 06/15/28	85	85,033
Sabra Health Care LP
3.20%, 12/01/31	125	108,837
3.90%, 10/15/29	105	98,379
5.13%, 08/15/26	150	149,770
Safehold GL Holdings LLC
2.80%, 06/15/31	100	87,916
2.85%, 01/15/32	80	68,117
5.65%, 01/15/35	80	78,149
6.10%, 04/01/34	50	50,917
Simon Property Group LP
1.38%, 01/15/27	150	142,990
1.75%, 02/01/28	215	201,111
2.20%, 02/01/31	160	140,028
2.25%, 01/15/32	185	157,418
2.45%, 09/13/29	285	262,148
2.65%, 07/15/30	145	131,721
2.65%, 02/01/32	135	117,109
3.25%, 11/30/26	195	191,786
3.38%, 06/15/27	170	166,876
3.38%, 12/01/27	192	187,549
4.75%, 09/26/34	140	133,809
5.50%, 03/08/33	180	184,693
6.25%, 01/15/34	105	111,990
Store Capital LLC
2.70%, 12/01/31	65	54,332
2.75%, 11/18/30	85	73,906
4.50%, 03/15/28	80	78,544
4.63%, 03/15/29	95	92,534
5.40%, 04/30/30(b)	65	64,736
Sun Communities Operating LP
2.30%, 11/01/28	140	129,659
2.70%, 07/15/31	140	121,856
4.20%, 04/15/32	140	130,914
Tanger Properties LP
2.75%, 09/01/31	105	90,687
3.13%, 09/01/26	89	87,079
3.88%, 07/15/27	15	14,735
UDR Inc.
1.90%, 03/15/33	30	23,411
2.10%, 08/01/32	100	81,063
2.10%, 06/15/33(a)	35	27,542
2.95%, 09/01/26	94	92,039
3.00%, 08/15/31	110	98,667
3.10%, 11/01/34	50	41,180
3.20%, 01/15/30	150	140,942
3.50%, 07/01/27	100	98,029
3.50%, 01/15/28	75	73,175
4.40%, 01/26/29	100	99,158
5.13%, 09/01/34	65	63,305
Ventas Realty LP
2.50%, 09/01/31	105	91,349
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 01/15/30	$170	$157,368
3.25%, 10/15/26	100	98,011
3.85%, 04/01/27	80	78,958
4.00%, 03/01/28	100	98,424
4.40%, 01/15/29	191	189,040
4.75%, 11/15/30	130	129,354
5.00%, 01/15/35	100	96,266
5.10%, 07/15/32	100	99,758
5.63%, 07/01/34	60	60,615
VICI Properties LP
4.75%, 02/15/28	295	295,323
4.75%, 04/01/28	25	24,989
4.95%, 02/15/30	225	223,417
5.13%, 11/15/31	100	98,788
5.13%, 05/15/32	330	323,553
5.63%, 04/01/35	185	183,255
5.75%, 04/01/34	120	120,482
Welltower OP LLC
2.05%, 01/15/29	90	82,609
2.70%, 02/15/27	180	175,363
2.75%, 01/15/31	140	126,325
2.75%, 01/15/32	125	109,809
2.80%, 06/01/31	130	116,306
3.10%, 01/15/30	193	181,158
3.85%, 06/15/32	80	74,901
4.13%, 03/15/29	145	143,172
4.25%, 04/15/28	200	199,462
Weyerhaeuser Co.
3.38%, 03/09/33	80	70,504
4.00%, 11/15/29	165	160,794
4.00%, 04/15/30	157	151,823
6.95%, 10/01/27	55	57,805
7.38%, 03/15/32	145	162,131
WP Carey Inc.
2.25%, 04/01/33	35	28,068
2.40%, 02/01/31	75	65,072
2.45%, 02/01/32	110	92,511
3.85%, 07/15/29	115	110,696
4.25%, 10/01/26	120	119,205
5.38%, 06/30/34	120	118,577
		46,971,174
Retail — 0.7%
AutoNation Inc.
1.95%, 08/01/28	55	50,556
2.40%, 08/01/31	102	86,152
3.80%, 11/15/27	70	68,357
3.85%, 03/01/32	170	153,684
4.75%, 06/01/30	72	70,758
5.89%, 03/15/35	45	44,716
AutoZone Inc.
1.65%, 01/15/31	125	105,926
3.75%, 06/01/27	145	143,138
3.75%, 04/18/29	89	86,295
4.00%, 04/15/30	165	159,996
4.50%, 02/01/28	145	145,388
4.75%, 08/01/32	140	137,351
4.75%, 02/01/33	135	131,286
5.05%, 07/15/26	115	115,589
5.10%, 07/15/29	130	132,386
5.13%, 06/15/30	50	50,791
5.20%, 08/01/33	55	55,062

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.40%, 07/15/34	$130	$131,049
6.25%, 11/01/28	85	89,764
6.55%, 11/01/33	115	125,030
Best Buy Co. Inc.
1.95%, 10/01/30	180	154,549
4.45%, 10/01/28	40	39,977
Costco Wholesale Corp.
1.38%, 06/20/27	300	284,394
1.60%, 04/20/30	352	310,863
1.75%, 04/20/32	250	210,939
3.00%, 05/18/27	240	235,439
Darden Restaurants Inc.
3.85%, 05/01/27	89	87,810
4.35%, 10/15/27	130	129,491
4.55%, 10/15/29	100	99,114
6.30%, 10/10/33	105	111,209
Dick's Sporting Goods Inc., 3.15%, 01/15/32(a)	180	158,396
Dollar General Corp.
3.50%, 04/03/30	229	214,314
3.88%, 04/15/27	128	126,207
4.13%, 05/01/28	120	118,340
4.63%, 11/01/27	115	114,916
5.00%, 11/01/32(a)	155	152,479
5.20%, 07/05/28	105	106,438
5.45%, 07/05/33	180	180,591
Dollar Tree Inc.
2.65%, 12/01/31	190	164,435
4.20%, 05/15/28	275	270,521
Ferguson Enterprises Inc., 5.00%, 10/03/34	165	158,945
Genuine Parts Co.
1.88%, 11/01/30	145	123,637
2.75%, 02/01/32	95	81,578
4.95%, 08/15/29	145	146,327
6.50%, 11/01/28	100	105,724
6.88%, 11/01/33	95	104,183
Home Depot Inc. (The)
0.90%, 03/15/28	150	137,310
1.38%, 03/15/31	285	238,538
1.50%, 09/15/28	270	247,918
1.88%, 09/15/31	230	196,115
2.13%, 09/15/26	248	241,706
2.50%, 04/15/27	190	184,390
2.70%, 04/15/30	347	320,864
2.80%, 09/14/27	223	216,483
2.88%, 04/15/27	185	180,702
2.95%, 06/15/29	413	392,514
3.25%, 04/15/32	250	228,560
3.90%, 12/06/28	142	140,776
4.50%, 09/15/32	285	282,477
4.75%, 06/25/29	190	192,933
4.85%, 06/25/31	220	223,510
4.88%, 06/25/27	190	192,602
4.90%, 04/15/29	155	158,439
4.95%, 09/30/26	175	176,613
4.95%, 06/25/34	285	284,993
5.15%, 06/25/26	290	292,597
Lowe's Companies Inc.
1.30%, 04/15/28	210	193,113
1.70%, 09/15/28	220	201,920
1.70%, 10/15/30	255	219,582
2.63%, 04/01/31	330	294,237
Security	Par (000)	Value
Retail (continued)
3.10%, 05/03/27	$369	$360,704
3.35%, 04/01/27	165	162,135
3.65%, 04/05/29	330	320,191
3.75%, 04/01/32	330	307,190
4.50%, 04/15/30	248	247,523
5.00%, 04/15/33	260	259,354
5.15%, 07/01/33	230	231,548
6.50%, 03/15/29	75	80,155
McDonald's Corp.
2.13%, 03/01/30	157	141,063
2.63%, 09/01/29	209	194,970
3.50%, 03/01/27	226	222,998
3.50%, 07/01/27	270	265,932
3.60%, 07/01/30	252	241,782
3.80%, 04/01/28	225	222,189
4.60%, 05/15/30	85	85,226
4.60%, 09/09/32	180	178,156
4.80%, 08/14/28	145	147,114
4.95%, 08/14/33	140	141,161
4.95%, 03/03/35	75	73,936
5.00%, 05/17/29	110	112,391
5.20%, 05/17/34	100	101,329
O'Reilly Automotive Inc.
1.75%, 03/15/31	85	72,100
3.60%, 09/01/27	177	173,727
3.90%, 06/01/29	114	111,120
4.20%, 04/01/30	115	112,886
4.35%, 06/01/28	115	114,757
4.70%, 06/15/32	195	191,000
5.00%, 08/19/34	115	112,384
5.75%, 11/20/26	185	188,167
Ross Stores Inc., 1.88%, 04/15/31	130	109,929
Starbucks Corp.
2.00%, 03/12/27	190	181,913
2.25%, 03/12/30	197	176,493
2.45%, 06/15/26	130	127,264
2.55%, 11/15/30	275	245,796
3.00%, 02/14/32	215	191,304
3.50%, 03/01/28	120	117,072
3.55%, 08/15/29	266	256,173
4.00%, 11/15/28	75	73,915
4.50%, 05/15/28	50	49,963
4.80%, 05/15/30	50	50,169
4.80%, 02/15/33	105	103,235
4.85%, 02/08/27	95	95,625
4.90%, 02/15/31	125	126,035
5.00%, 02/15/34	115	113,700
5.40%, 05/15/35	50	50,114
Target Corp.
1.95%, 01/15/27	290	280,209
2.35%, 02/15/30	171	156,437
2.65%, 09/15/30	147	134,323
3.38%, 04/15/29	234	226,466
4.40%, 01/15/33	120	116,938
4.50%, 09/15/32	195	192,153
4.50%, 09/15/34	140	133,792
5.00%, 04/15/35	75	73,717
6.35%, 11/01/32	85	93,219
TJX Companies Inc. (The)
1.15%, 05/15/28	20	18,364
1.60%, 05/15/31	65	55,268

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.25%, 09/15/26	$260	$253,691
3.88%, 04/15/30	155	151,920
Tractor Supply Co.
1.75%, 11/01/30	165	140,789
5.25%, 05/15/33	140	139,708
Walmart Inc.
2.38%, 09/24/29	77	71,789
3.05%, 07/08/26	200	197,636
3.25%, 07/08/29	190	183,877
3.70%, 06/26/28	235	232,626
3.90%, 04/15/28	180	179,580
4.00%, 04/15/30	125	124,388
4.10%, 04/28/27	110	110,220
4.10%, 04/15/33	330	320,008
4.15%, 09/09/32	270	264,227
4.35%, 04/28/30	140	140,516
4.90%, 04/28/35	210	210,068
5.88%, 04/05/27(a)	20	20,696
7.55%, 02/15/30	130	148,611
		23,126,106
Semiconductors — 0.7%
Advanced Micro Devices Inc.
3.92%, 06/01/32	115	109,482
4.32%, 03/24/28	115	115,508
Analog Devices Inc.
1.70%, 10/01/28	155	142,351
2.10%, 10/01/31	235	202,756
3.45%, 06/15/27	100	98,533
3.50%, 12/05/26	240	237,306
5.05%, 04/01/34	115	115,815
Applied Materials Inc.
1.75%, 06/01/30	134	117,825
3.30%, 04/01/27	252	248,232
4.80%, 06/15/29	90	91,784
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	245	239,628
3.88%, 01/15/27	631	625,705
Broadcom Inc.
1.95%, 02/15/28(b)	165	154,881
2.45%, 02/15/31(b)	525	464,162
2.60%, 02/15/33(b)	295	249,079
3.42%, 04/15/33(b)	510	454,789
3.46%, 09/15/26	170	167,852
3.47%, 04/15/34(b)	715	628,044
4.00%, 04/15/29(b)	166	162,953
4.11%, 09/15/28	255	253,022
4.15%, 02/15/28	190	189,037
4.15%, 11/15/30	450	438,757
4.15%, 04/15/32(b)	155	147,586
4.30%, 11/15/32	460	440,107
4.35%, 02/15/30	275	271,629
4.55%, 02/15/32	205	200,710
4.75%, 04/15/29	361	363,743
4.80%, 04/15/28	135	136,564
4.80%, 10/15/34	380	370,075
5.00%, 04/15/30	166	168,543
5.05%, 07/12/27	260	263,341
5.05%, 07/12/29	485	493,778
5.05%, 04/15/30	125	127,009
5.15%, 11/15/31	265	269,749
5.20%, 04/15/32	125	126,960
Security	Par (000)	Value
Semiconductors (continued)
Intel Corp.
1.60%, 08/12/28	$195	$177,643
2.00%, 08/12/31	305	257,076
2.45%, 11/15/29	416	376,232
3.15%, 05/11/27	219	212,961
3.75%, 03/25/27	231	227,651
3.75%, 08/05/27	270	265,122
3.90%, 03/25/30	339	324,550
4.00%, 08/05/29	200	193,933
4.00%, 12/15/32	115	105,590
4.15%, 08/05/32	280	260,272
4.88%, 02/10/28	375	378,010
5.00%, 02/21/31	90	90,240
5.13%, 02/10/30	265	268,319
5.15%, 02/21/34(a)	200	195,801
5.20%, 02/10/33(a)	470	465,075
KLA Corp.
4.10%, 03/15/29	234	232,263
4.65%, 07/15/32	210	208,558
4.70%, 02/01/34	100	97,958
Lam Research Corp.
1.90%, 06/15/30	200	176,366
4.00%, 03/15/29	225	221,917
Marvell Technology Inc.
2.45%, 04/15/28	180	169,708
2.95%, 04/15/31	170	151,962
4.88%, 06/22/28	100	100,398
5.75%, 02/15/29	125	129,149
5.95%, 09/15/33	120	123,929
Microchip Technology Inc.
4.90%, 03/15/28	125	125,427
5.05%, 03/15/29	255	256,715
5.05%, 02/15/30	115	115,359
Micron Technology Inc.
2.70%, 04/15/32	230	196,042
4.66%, 02/15/30	200	197,239
5.30%, 01/15/31	145	145,744
5.33%, 02/06/29	155	157,274
5.38%, 04/15/28	140	142,830
5.65%, 11/01/32	10	10,155
5.80%, 01/15/35	200	201,675
5.88%, 02/09/33	240	245,457
5.88%, 09/15/33	185	189,878
6.75%, 11/01/29	250	267,282
NVIDIA Corp.
1.55%, 06/15/28	250	232,276
2.00%, 06/15/31	325	284,842
2.85%, 04/01/30	299	281,177
3.20%, 09/16/26	245	242,238
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	123	126,005
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	215	185,902
2.65%, 02/15/32	215	183,250
3.15%, 05/01/27	85	82,789
3.40%, 05/01/30	225	210,146
3.88%, 06/18/26	155	153,803
4.30%, 06/18/29	215	210,828
4.40%, 06/01/27	115	114,836
5.00%, 01/15/33	215	209,698
Qorvo Inc., 4.38%, 10/15/29	175	168,046

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Qualcomm Inc.
1.30%, 05/20/28	$198	$182,631
1.65%, 05/20/32	260	212,985
2.15%, 05/20/30	235	211,448
3.25%, 05/20/27	443	435,672
4.25%, 05/20/32	85	83,109
4.50%, 05/20/30	100	100,215
5.40%, 05/20/33	165	171,896
QUALCOMM Inc.
4.75%, 05/20/32	100	99,889
5.00%, 05/20/35	100	99,343
Skyworks Solutions Inc.
1.80%, 06/01/26	100	96,819
3.00%, 06/01/31	110	95,488
Texas Instruments Inc.
1.13%, 09/15/26	140	134,687
1.75%, 05/04/30	170	150,259
1.90%, 09/15/31	150	128,989
2.25%, 09/04/29	220	202,575
2.90%, 11/03/27	106	102,997
3.65%, 08/16/32	85	79,293
4.50%, 05/23/30	100	100,308
4.60%, 02/08/27	135	135,868
4.60%, 02/15/28	185	187,178
4.60%, 02/08/29	95	96,050
4.85%, 02/08/34	135	134,940
4.90%, 03/14/33	205	206,737
5.10%, 05/23/35	100	100,467
TSMC Arizona Corp.
1.75%, 10/25/26	270	259,946
2.50%, 10/25/31	295	260,749
3.88%, 04/22/27	200	197,890
4.13%, 04/22/29	25	24,700
4.25%, 04/22/32	205	199,202
Xilinx Inc., 2.38%, 06/01/30	197	178,782
		23,906,003
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	40	36,855
3.48%, 12/01/27	150	146,015
4.20%, 05/01/30	130	125,453
5.35%, 01/15/30	110	111,772
5.75%, 01/15/35(a)	110	111,279
		531,374
Software — 0.7%
Adobe Inc.
2.15%, 02/01/27	210	203,325
2.30%, 02/01/30	297	271,887
4.80%, 04/04/29	190	193,868
4.85%, 04/04/27	120	121,459
4.95%, 01/17/30	10	10,257
4.95%, 04/04/34	130	130,858
5.30%, 01/17/35	10	10,302
AppLovin Corp.
5.13%, 12/01/29	225	226,714
5.38%, 12/01/31	70	70,696
5.50%, 12/01/34	220	219,866
Atlassian Corp.
5.25%, 05/15/29	75	76,495
5.50%, 05/15/34	105	106,039
Security	Par (000)	Value
Software (continued)
Autodesk Inc.
2.40%, 12/15/31	$210	$181,202
2.85%, 01/15/30	133	123,362
3.50%, 06/15/27	120	117,859
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	240	211,360
2.90%, 12/01/29	177	163,695
3.40%, 06/27/26	102	100,479
Cadence Design Systems Inc.
4.20%, 09/10/27	60	59,764
4.30%, 09/10/29	140	138,941
4.70%, 09/10/34	170	165,063
Concentrix Corp.
6.60%, 08/02/28(a)	163	171,042
6.65%, 08/02/26	160	162,839
6.85%, 08/02/33	117	119,784
Electronic Arts Inc., 1.85%, 02/15/31	210	180,192
Fidelity National Information Services Inc.
1.65%, 03/01/28	140	129,716
2.25%, 03/01/31	35	30,271
3.75%, 05/21/29	70	67,362
5.10%, 07/15/32	153	153,427
Fiserv Inc.
2.25%, 06/01/27	241	230,628
2.65%, 06/01/30	212	191,722
3.20%, 07/01/26	430	423,796
3.50%, 07/01/29	624	594,961
4.20%, 10/01/28	210	207,771
4.75%, 03/15/30	180	179,478
5.15%, 03/15/27	160	161,675
5.15%, 08/12/34	175	171,384
5.35%, 03/15/31	135	138,040
5.38%, 08/21/28	170	174,008
5.45%, 03/02/28	175	178,998
5.45%, 03/15/34	160	160,506
5.60%, 03/02/33	200	203,616
5.63%, 08/21/33	280	284,878
Intuit Inc.
1.35%, 07/15/27	148	139,432
1.65%, 07/15/30	125	109,147
5.13%, 09/15/28	105	107,871
5.20%, 09/15/33	265	271,050
5.25%, 09/15/26	165	166,814
Microsoft Corp.
1.35%, 09/15/30	90	77,979
2.40%, 08/08/26	854	837,305
3.30%, 02/06/27	888	877,787
3.40%, 09/15/26	176	174,511
3.40%, 06/15/27	100	98,972
3.50%, 02/12/35	10	9,228
Oracle Corp.
2.30%, 03/25/28	450	425,007
2.65%, 07/15/26	640	626,407
2.80%, 04/01/27	476	462,408
2.88%, 03/25/31	665	599,724
2.95%, 04/01/30	695	643,673
3.25%, 11/15/27	598	581,668
3.25%, 05/15/30	110	103,030
4.20%, 09/27/29	335	330,071
4.30%, 07/08/34	435	404,560
4.50%, 05/06/28	100	100,453

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.65%, 05/06/30	$175	$175,183
4.70%, 09/27/34	415	395,976
4.80%, 08/03/28	350	353,616
4.90%, 02/06/33	335	330,407
5.25%, 02/03/32	235	238,496
6.15%, 11/09/29	275	291,839
6.25%, 11/09/32	525	560,214
Paychex Inc.
5.10%, 04/15/30	125	126,695
5.35%, 04/15/32	150	152,227
5.60%, 04/15/35	265	269,482
Roper Technologies Inc.
1.40%, 09/15/27	175	163,483
1.75%, 02/15/31	230	194,738
2.00%, 06/30/30	110	96,706
2.95%, 09/15/29	176	164,642
3.80%, 12/15/26	165	163,499
4.20%, 09/15/28	205	203,526
4.50%, 10/15/29	85	84,499
4.75%, 02/15/32	115	113,569
4.90%, 10/15/34	180	174,734
Salesforce Inc.
1.50%, 07/15/28	280	258,452
1.95%, 07/15/31	330	285,722
3.70%, 04/11/28	327	323,305
ServiceNow Inc., 1.40%, 09/01/30	293	250,545
Synopsys Inc.
4.55%, 04/01/27	325	325,454
4.65%, 04/01/28	165	165,997
4.85%, 04/01/30	315	317,670
5.00%, 04/01/32	320	320,253
5.15%, 04/01/35	205	202,998
Take-Two Interactive Software Inc.
3.70%, 04/14/27	150	147,606
4.00%, 04/14/32	115	107,375
4.95%, 03/28/28	190	191,925
5.40%, 06/12/29	65	66,383
5.60%, 06/12/34	70	70,884
VMware LLC
1.40%, 08/15/26	270	259,963
1.80%, 08/15/28	205	187,703
2.20%, 08/15/31	310	264,502
3.90%, 08/21/27	259	255,501
4.65%, 05/15/27	123	123,196
4.70%, 05/15/30	160	159,129
Workday Inc.
3.50%, 04/01/27	195	191,697
3.70%, 04/01/29	180	174,324
3.80%, 04/01/32	275	255,182
		23,525,979
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30	220	201,047
3.63%, 04/22/29	110	105,998
4.70%, 07/21/32	200	194,433
6.38%, 03/01/35	35	37,473
AT&T Inc.
1.65%, 02/01/28	505	470,053
2.25%, 02/01/32	590	500,786
2.30%, 06/01/27	540	518,262
2.55%, 12/01/33	765	628,969
Security	Par (000)	Value
Telecommunications (continued)
2.75%, 06/01/31	$644	$576,088
2.95%, 07/15/26	80	78,620
3.80%, 02/15/27	187	185,102
4.10%, 02/15/28	365	362,287
4.25%, 03/01/27	341	339,989
4.30%, 02/15/30	648	641,327
4.35%, 03/01/29	646	642,926
4.50%, 05/15/35	500	470,023
4.70%, 08/15/30	250	250,821
5.38%, 08/15/35	250	251,361
5.40%, 02/15/34	560	567,683
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/33	175	171,214
5.20%, 02/15/34	145	143,103
Series US-5, 2.15%, 02/15/32	135	112,058
British Telecommunications PLC
5.13%, 12/04/28	25	25,458
9.63%, 12/15/30	575	700,647
Cisco Systems Inc.
2.50%, 09/20/26	390	382,036
4.55%, 02/24/28	230	232,329
4.75%, 02/24/30	225	228,607
4.80%, 02/26/27	400	404,057
4.85%, 02/26/29	490	499,724
4.95%, 02/26/31	440	448,604
4.95%, 02/24/32	225	228,159
5.05%, 02/26/34	535	539,129
5.10%, 02/24/35	260	261,746
Deutsche Telekom International Finance BV
8.75%, 06/15/30(e)	777	910,799
9.25%, 06/01/32	110	136,467
Juniper Networks Inc.
2.00%, 12/10/30	100	85,535
3.75%, 08/15/29	135	130,200
Koninklijke KPN NV, 8.38%, 10/01/30	135	157,231
Motorola Solutions Inc.
2.30%, 11/15/30	115	101,027
2.75%, 05/24/31	185	163,850
4.60%, 02/23/28	180	180,262
4.60%, 05/23/29	173	172,720
5.00%, 04/15/29	85	85,916
5.40%, 04/15/34	190	190,604
5.60%, 06/01/32	135	138,748
Nokia OYJ, 4.38%, 06/12/27	110	109,150
Orange SA, 9.00%, 03/01/31	520	628,109
Rogers Communications Inc.
2.90%, 11/15/26	155	151,067
3.20%, 03/15/27	220	215,119
3.80%, 03/15/32	415	379,958
5.00%, 02/15/29	210	211,512
5.30%, 02/15/34	285	280,688
Sprint Capital Corp.
6.88%, 11/15/28	550	588,435
8.75%, 03/15/32	445	533,110
Telefonica Emisiones SA, 4.10%, 03/08/27	281	278,985
Telefonica Europe BV, 8.25%, 09/15/30	285	328,127
TELUS Corp.
2.80%, 02/16/27	155	150,431
3.40%, 05/13/32	205	182,867
3.70%, 09/15/27	80	78,455

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
T-Mobile USA Inc.
2.05%, 02/15/28	$385	$361,793
2.25%, 11/15/31	215	184,306
2.40%, 03/15/29	105	96,970
2.55%, 02/15/31	530	469,314
2.63%, 02/15/29	232	216,031
2.70%, 03/15/32	205	178,133
2.88%, 02/15/31	215	193,611
3.38%, 04/15/29	535	510,451
3.50%, 04/15/31	520	483,252
3.75%, 04/15/27	857	845,998
3.88%, 04/15/30	1,453	1,401,384
4.20%, 10/01/29	170	167,470
4.70%, 01/15/35	165	157,711
4.75%, 02/01/28	300	300,085
4.80%, 07/15/28	200	202,008
4.85%, 01/15/29	220	222,145
4.95%, 03/15/28	225	228,207
5.05%, 07/15/33	555	550,579
5.13%, 05/15/32	140	141,250
5.15%, 04/15/34	265	264,211
5.20%, 01/15/33	260	260,926
5.30%, 05/15/35	350	348,825
5.38%, 04/15/27	55	55,010
5.75%, 01/15/34	210	217,630
Verizon Communications Inc.
1.50%, 09/18/30	245	208,932
1.68%, 10/30/30	285	244,016
1.75%, 01/20/31	512	436,573
2.10%, 03/22/28	497	467,566
2.36%, 03/15/32	913	778,518
2.55%, 03/21/31	770	681,711
3.00%, 03/22/27	177	172,705
3.15%, 03/22/30	338	317,073
3.88%, 02/08/29	240	235,177
4.02%, 12/03/29	846	827,593
4.13%, 03/16/27	638	635,401
4.33%, 09/21/28	800	798,209
4.40%, 11/01/34	390	365,498
4.50%, 08/10/33	455	436,361
4.78%, 02/15/35	50	48,135
5.05%, 05/09/33	240	240,037
5.25%, 04/02/35	360	358,354
6.40%, 09/15/33	95	102,688
7.75%, 12/01/30	155	177,440
Vodafone Group PLC
6.25%, 11/30/32	105	112,445
7.88%, 02/15/30	70	79,973
		33,751,196
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	100	97,229
3.55%, 11/19/26	160	157,210
3.90%, 11/19/29	200	190,638
6.05%, 05/14/34	110	111,430
		556,507
Transportation — 0.3%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	156	153,470
Canadian National Railway Co.
3.85%, 08/05/32	205	191,534
Security	Par (000)	Value
Transportation (continued)
4.38%, 09/18/34	$145	$137,385
5.85%, 11/01/33	60	63,079
6.25%, 08/01/34	110	118,771
6.90%, 07/15/28	105	112,831
Canadian Pacific Railway Co.
1.75%, 12/02/26	265	254,780
2.05%, 03/05/30	110	98,016
2.45%, 12/02/31	315	272,772
2.88%, 11/15/29	95	88,408
4.00%, 06/01/28	127	125,674
4.80%, 03/30/30	125	125,888
5.20%, 03/30/35	145	144,485
7.13%, 10/15/31	100	111,373
CH Robinson Worldwide Inc., 4.20%, 04/15/28	135	132,845
CSX Corp.
2.40%, 02/15/30	120	109,615
2.60%, 11/01/26	240	233,968
3.25%, 06/01/27	215	210,607
3.80%, 03/01/28	175	172,666
4.10%, 11/15/32	225	214,289
4.25%, 03/15/29	215	213,594
5.05%, 06/15/35	125	123,504
5.20%, 11/15/33	120	121,719
FedEx Corp.
2.40%, 05/15/31(a)	115	101,018
3.10%, 08/05/29	180	169,402
3.90%, 02/01/35(b)	75	65,328
4.25%, 05/15/30	150	146,825
4.90%, 01/15/34(b)	25	23,683
Kirby Corp., 4.20%, 03/01/28	121	119,035
Norfolk Southern Corp.
2.30%, 05/15/31	125	109,448
2.55%, 11/01/29	84	77,151
2.90%, 06/15/26	194	190,972
3.00%, 03/15/32	135	120,648
3.15%, 06/01/27	85	82,964
3.80%, 08/01/28	135	132,804
4.45%, 03/01/33	115	110,633
5.05%, 08/01/30	160	163,595
5.10%, 05/01/35	110	108,805
5.55%, 03/15/34	90	92,655
7.80%, 05/15/27	80	85,123
Ryder System Inc.
1.75%, 09/01/26	70	67,558
2.85%, 03/01/27	80	77,502
2.90%, 12/01/26	127	123,569
4.30%, 06/15/27	80	79,480
4.85%, 06/15/30	75	74,534
4.90%, 12/01/29	60	60,101
4.95%, 09/01/29	45	45,130
5.00%, 03/15/30	60	60,208
5.25%, 06/01/28	145	147,799
5.30%, 03/15/27	55	55,670
5.38%, 03/15/29	105	107,352
5.50%, 06/01/29	60	61,535
5.65%, 03/01/28	110	112,989
6.30%, 12/01/28	85	89,254
6.60%, 12/01/33	135	145,883
Union Pacific Corp.
2.15%, 02/05/27	185	178,784
2.38%, 05/20/31	225	199,641

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
2.40%, 02/05/30	$177	$161,858
2.80%, 02/14/32	292	259,803
3.00%, 04/15/27	120	117,270
3.70%, 03/01/29	181	177,453
3.95%, 09/10/28	239	236,607
4.50%, 01/20/33	200	195,758
5.10%, 02/20/35	190	190,504
6.63%, 02/01/29	85	91,536
United Parcel Service Inc.
2.40%, 11/15/26	166	161,703
2.50%, 09/01/29	112	103,753
3.05%, 11/15/27	225	219,252
3.40%, 03/15/29	174	168,385
4.45%, 04/01/30	203	203,729
4.65%, 10/15/30	100	100,428
4.88%, 03/03/33	205	204,998
5.15%, 05/22/34	185	186,616
5.25%, 05/14/35	85	85,052
Walmart Inc.
1.05%, 09/17/26	310	298,338
1.50%, 09/22/28	302	278,230
1.80%, 09/22/31	410	353,040
3.95%, 09/09/27	259	258,369
		11,171,033
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/31	90	75,350
3.25%, 09/15/26	97	95,120
3.50%, 03/15/28	47	45,641
3.50%, 06/01/32	90	80,794
3.85%, 03/30/27	122	120,179
4.00%, 06/30/30	130	124,520
4.55%, 11/07/28	95	94,516
4.70%, 04/01/29	128	127,862
4.90%, 03/15/33	85	82,639
5.40%, 03/15/27	70	70,766
5.45%, 09/15/33	120	120,338
5.50%, 06/15/35	50	49,593
6.05%, 03/15/34	105	109,140
6.90%, 05/01/34	85	92,817
		1,289,275
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26	95	91,273
3.38%, 01/20/27(a)	75	72,330
		163,603
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31	165	143,288
2.80%, 05/01/30	177	162,392
2.95%, 09/01/27	124	120,258
3.45%, 06/01/29	142	136,359
3.75%, 09/01/28	207	203,108
4.45%, 06/01/32	165	160,577
5.15%, 03/01/34	110	109,850
5.25%, 03/01/35	175	174,608
Essential Utilities Inc.
2.40%, 05/01/31	115	100,119
2.70%, 04/15/30	146	132,959
3.57%, 05/01/29	132	126,516
Security	Par (000)	Value
Water (continued)
4.80%, 08/15/27	$100	$100,537
5.38%, 01/15/34	85	84,761
United Utilities PLC, 6.88%, 08/15/28	55	58,647
		1,813,979
Total Corporate Bonds & Notes — 29.9% (Cost: $1,025,275,129)		1,010,807,569
Foreign Government Obligations(f)
Canada — 0.5%
Canada Government International Bonds
3.75%, 04/26/28(a)	910	906,412
4.00%, 03/18/30	445	445,267
4.63%, 04/30/29	700	716,937
Export Development Canada
3.00%, 05/25/27	240	235,291
3.75%, 09/07/27	400	398,538
3.88%, 02/14/28	635	634,101
4.13%, 02/13/29	715	717,719
4.38%, 06/29/26	20	20,046
4.75%, 06/05/34	210	214,661
Hydro-Quebec, Series HH, 8.50%, 12/01/29	75	87,612
Province of Alberta Canada
1.30%, 07/22/30	260	224,960
3.30%, 03/15/28	315	308,848
4.50%, 06/26/29	250	253,557
4.50%, 01/24/34	260	255,919
Province of British Columbia Canada
0.90%, 07/20/26	495	477,068
1.30%, 01/29/31(a)	130	110,585
2.25%, 06/02/26	135	132,390
4.20%, 07/06/33	475	459,549
4.70%, 01/24/28	700	711,362
4.75%, 06/12/34	415	415,619
4.80%, 11/15/28	400	408,897
4.90%, 04/24/29	535	549,777
Province of Manitoba Canada
1.50%, 10/25/28(a)	200	183,812
2.13%, 06/22/26	120	117,416
4.30%, 07/27/33	250	242,848
4.90%, 05/31/34	200	202,233
Province of New Brunswick Canada, 3.63%, 02/24/28	125	123,295
Province of Ontario Canada
1.05%, 05/21/27	250	235,725
1.13%, 10/07/30	480	409,323
1.60%, 02/25/31	205	177,339
1.80%, 10/14/31	165	141,040
2.00%, 10/02/29	200	183,070
2.13%, 01/21/32	350	303,495
2.30%, 06/15/26	20	19,613
3.10%, 05/19/27	425	417,027
3.70%, 09/17/29	500	491,136
4.20%, 01/18/29	655	657,043
4.70%, 01/15/30	65	66,415
5.05%, 04/24/34	315	322,967
Province of Quebec Canada
1.35%, 05/28/30	145	126,611
1.90%, 04/21/31	100	87,552
2.75%, 04/12/27	325	317,023

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
3.63%, 04/13/28	$680	$671,955
4.25%, 09/05/34	425	409,743
4.50%, 04/03/29(a)	815	826,157
4.50%, 09/08/33	305	301,154
Series PD, 7.50%, 09/15/29	317	357,755
		16,076,862
Chile — 0.1%
Chile Government International Bonds
2.45%, 01/31/31	355	313,277
2.55%, 01/27/32	360	311,499
2.55%, 07/27/33	490	407,602
2.75%, 01/31/27	400	388,118
3.24%, 02/06/28	450	434,779
3.50%, 01/31/34	335	296,750
4.85%, 01/22/29	445	448,326
		2,600,351
Indonesia — 0.1%
Indonesia Government International Bonds
1.85%, 03/12/31	60	51,129
2.15%, 07/28/31	300	257,586
2.85%, 02/14/30	400	370,238
3.40%, 09/18/29	40	38,387
3.50%, 01/11/28	125	122,513
3.55%, 03/31/32	280	257,461
3.85%, 10/15/30	395	380,619
4.10%, 04/24/28	350	348,267
4.15%, 09/20/27	325	323,752
4.40%, 03/10/29	20	19,975
4.55%, 01/11/28	240	241,236
4.65%, 09/20/32	325	318,629
4.70%, 02/10/34	120	115,933
4.75%, 02/11/29	340	344,402
4.75%, 09/10/34	215	208,211
4.85%, 01/11/33	295	291,629
5.25%, 01/15/30	40	41,113
5.60%, 01/15/35	240	247,511
		3,978,591
Israel — 0.1%
Israel Government International Bonds
2.75%, 07/03/30	420	373,363
3.25%, 01/17/28	40	38,335
4.50%, 01/17/33	445	416,074
5.38%, 03/12/29	495	501,163
5.38%, 02/19/30	500	503,918
5.50%, 03/12/34	645	636,724
5.63%, 02/19/35	500	494,556
State of Israel, 2.50%, 01/15/30	250	222,753
		3,186,886
Italy — 0.0%
Republic of Italy Government International Bonds, 2.88%, 10/17/29	410	381,644
Japan — 0.2%
Japan Bank for International Cooperation
1.25%, 01/21/31	335	284,472
1.88%, 07/21/26	270	262,952
1.88%, 04/15/31	660	577,198
2.00%, 10/17/29	210	191,770
2.13%, 02/16/29	255	237,038
2.25%, 11/04/26	350	340,646
Security	Par (000)	Value
Japan (continued)
2.75%, 11/16/27	$305	$295,338
2.88%, 06/01/27	300	292,391
2.88%, 07/21/27	240	233,943
3.25%, 07/20/28	200	194,982
3.50%, 10/31/28	205	201,030
4.38%, 10/05/27	205	206,309
4.38%, 01/24/31	250	250,974
4.63%, 07/22/27	310	313,184
4.63%, 07/19/28	325	329,825
4.63%, 04/17/34	215	215,531
4.88%, 10/18/28	45	46,107
Japan International Cooperation Agency
1.00%, 07/22/30	200	169,738
2.75%, 04/27/27	200	194,449
3.25%, 05/25/27	200	196,110
3.38%, 06/12/28	210	205,140
4.00%, 05/23/28	100	99,536
4.75%, 05/21/29	210	213,961
		5,552,624
Mexico — 0.2%
Mexico Government International Bonds
2.66%, 05/24/31	770	656,301
3.25%, 04/16/30	495	451,191
3.50%, 02/12/34	635	523,531
3.75%, 01/11/28	410	400,338
4.15%, 03/28/27	502	496,841
4.50%, 04/22/29	670	655,252
4.75%, 04/27/32	540	503,977
4.88%, 05/19/33	500	462,380
5.00%, 05/07/29	220	218,776
5.40%, 02/09/28	275	279,287
6.35%, 02/09/35	550	548,948
6.75%, 09/27/34	345	358,625
7.50%, 04/08/33	310	338,973
8.30%, 08/15/31	232	271,660
11.50%, 05/15/26	80	86,429
		6,252,509
Panama — 0.1%
Panama Government International Bonds
2.25%, 09/29/32	525	386,387
3.16%, 01/23/30	325	286,466
3.30%, 01/19/33	220	173,371
3.88%, 03/17/28	205	196,556
6.40%, 02/14/35	485	458,120
7.50%, 03/01/31	230	240,743
8.88%, 09/30/27	200	216,279
9.38%, 04/01/29	200	223,290
		2,181,212
Peru — 0.1%
Peru Government International Bonds
1.86%, 12/01/32	260	204,273
2.78%, 01/23/31	675	596,262
2.84%, 06/20/30	215	194,602
3.00%, 01/15/34	500	415,991
4.13%, 08/25/27(a)	195	194,030
5.38%, 02/08/35	160	157,340
8.75%, 11/21/33	460	556,599
		2,319,097

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Philippines — 0.1%
Bangko Sentral ng Pilipinas International Bonds, 8.60%, 06/15/27	$10	$10,779
Philippines Government International Bonds
1.65%, 06/10/31	370	311,613
1.95%, 01/06/32	250	210,118
2.46%, 05/05/30	320	290,165
3.00%, 02/01/28	470	453,584
3.23%, 03/29/27	115	112,548
3.56%, 09/29/32	45	41,308
3.75%, 01/14/29	355	347,571
4.38%, 03/05/30	40	39,893
4.63%, 07/17/28	200	201,499
4.75%, 03/05/35	10	9,720
5.00%, 07/17/33	380	380,302
5.17%, 10/13/27	120	122,233
5.25%, 05/14/34	120	121,280
5.50%, 02/04/35	250	257,641
5.61%, 04/13/33	275	285,748
6.38%, 01/15/32	205	221,810
6.38%, 10/23/34	400	435,581
7.75%, 01/14/31	225	260,175
9.50%, 02/02/30	452	544,645
		4,658,213
Poland — 0.1%
Republic of Poland Government International Bonds
4.63%, 03/18/29	255	256,376
4.88%, 02/12/30	670	676,829
4.88%, 10/04/33	550	539,357
5.13%, 09/18/34	625	619,405
5.38%, 02/12/35	580	580,740
5.50%, 11/16/27	170	175,033
5.75%, 11/16/32	340	354,644
		3,202,384
South Korea — 0.2%
Export-Import Bank of Korea
1.25%, 09/21/30	215	183,083
1.38%, 02/09/31	550	465,717
1.63%, 01/18/27	220	210,638
2.13%, 01/18/32	35	29,607
2.38%, 04/21/27	175	168,818
3.25%, 08/12/26	220	217,052
4.00%, 09/11/27	45	44,665
4.00%, 09/11/29	115	113,244
4.13%, 10/17/27	10	9,947
4.25%, 09/15/27	235	234,508
4.50%, 01/11/29	205	205,763
4.50%, 09/15/32	200	195,951
4.63%, 01/11/34	200	196,206
5.00%, 01/11/28	185	187,932
5.13%, 09/18/28	295	301,960
5.13%, 01/11/33	390	396,494
5.13%, 09/18/33	30	30,476
Korea Development Bank (The)
1.38%, 04/25/27	50	47,324
4.25%, 09/08/32	200	192,284
4.38%, 02/15/33	320	309,566
4.50%, 02/15/29	200	200,749
4.63%, 02/15/27	400	401,820
5.38%, 10/23/28	185	190,924
5.63%, 10/23/33	325	341,314
Security	Par (000)	Value
South Korea (continued)
Korea International Bonds
1.00%, 09/16/30	$70	$59,311
1.75%, 10/15/31	10	8,565
2.50%, 06/19/29	245	229,300
2.75%, 01/19/27	320	312,767
3.50%, 09/20/28	225	219,990
4.50%, 07/03/29	240	242,340
		5,948,315
Supranational — 2.1%
African Development Bank
0.88%, 07/22/26	510	491,801
3.50%, 09/18/29	490	480,452
4.00%, 03/18/30	510	509,746
4.13%, 02/25/27	545	546,138
4.38%, 11/03/27	620	626,322
4.38%, 03/14/28	535	541,444
4.63%, 01/04/27	630	635,883
Asian Development Bank
0.75%, 10/08/30	250	210,647
1.25%, 06/09/28	345	319,002
1.50%, 01/20/27	885	850,363
1.50%, 03/04/31	420	364,487
1.75%, 08/14/26	160	155,673
1.75%, 09/19/29	403	367,849
1.88%, 03/15/29	155	143,713
1.88%, 01/24/30	507	461,749
2.38%, 08/10/27	25	24,197
2.50%, 11/02/27	374	361,904
2.63%, 01/12/27	325	318,067
2.75%, 01/19/28	450	437,133
3.13%, 08/20/27	1,150	1,130,982
3.13%, 09/26/28	260	253,491
3.13%, 04/27/32	192	179,372
3.63%, 08/28/29	935	922,595
3.75%, 04/25/28	810	806,604
3.88%, 09/28/32	215	210,014
3.88%, 06/14/33	515	500,113
4.00%, 01/12/33(a)	520	510,744
4.13%, 01/12/27	340	340,655
4.13%, 05/30/30	360	361,912
4.13%, 01/12/34	500	491,085
4.38%, 01/14/28	35	35,411
4.38%, 03/06/29	855	867,445
4.38%, 03/22/35	335	333,682
4.50%, 08/25/28	770	783,315
5.82%, 06/16/28	155	162,979
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	180	179,392
4.00%, 01/18/28	220	220,519
4.13%, 01/18/29	605	608,494
4.25%, 03/13/34	445	440,323
4.50%, 01/16/30	240	244,932
4.50%, 05/21/35	80	80,530
4.88%, 09/14/26	165	166,613
Corp. Andina de Fomento
4.13%, 01/07/28	180	179,385
5.00%, 01/24/29	290	296,105
6.00%, 04/26/27	330	339,944
Council of Europe Development Bank
0.88%, 09/22/26	25	23,999
4.13%, 01/24/29	270	271,298

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.50%, 01/15/30	$155	$158,085
4.63%, 06/11/27	100	101,226
European Bank for Reconstruction & Development
4.13%, 01/25/29	845	849,360
4.25%, 03/13/34	405	399,632
4.38%, 03/09/28	455	460,296
European Investment Bank
0.63%, 10/21/27	175	162,059
0.75%, 10/26/26	650	621,282
0.75%, 09/23/30	185	156,280
0.88%, 05/17/30	350	301,090
1.25%, 02/14/31	965	828,070
1.38%, 03/15/27	1,115	1,065,715
1.63%, 10/09/29	170	154,318
1.63%, 05/13/31	60	52,277
1.75%, 03/15/29	670	619,133
2.38%, 05/24/27	499	484,009
3.25%, 11/15/27	560	551,785
3.63%, 07/15/30	880	863,669
3.75%, 11/15/29	1,000	991,259
3.75%, 02/14/33	1,140	1,102,883
3.88%, 03/15/28	1,320	1,319,846
4.00%, 02/15/29	1,065	1,067,578
4.13%, 02/13/34	960	943,722
4.38%, 03/19/27	900	906,371
4.38%, 10/10/31	910	920,449
4.50%, 10/16/28	935	952,211
4.50%, 03/14/30	1,210	1,237,463
4.63%, 02/12/35	270	274,461
4.75%, 06/15/29	1,075	1,106,934
Inter-American Development Bank
0.63%, 09/16/27	310	287,824
1.13%, 07/20/28	740	679,290
1.13%, 01/13/31	900	767,063
1.50%, 01/13/27	765	735,153
2.00%, 06/02/26	455	445,552
2.00%, 07/23/26	299	292,074
2.25%, 06/18/29	668	625,079
2.38%, 07/07/27	626	606,506
3.13%, 09/18/28	705	687,419
3.50%, 09/14/29	680	667,156
3.50%, 04/12/33	575	544,383
3.63%, 09/17/31	505	489,401
3.75%, 06/14/30	100	98,827
4.00%, 01/12/28	730	731,604
4.13%, 02/15/29	920	925,176
4.38%, 02/01/27	370	372,097
4.38%, 07/17/34	585	583,577
4.50%, 02/15/30	190	194,109
4.50%, 09/13/33	495	499,841
Inter-American Investment Corp.
3.63%, 02/17/27	105	104,168
4.13%, 02/15/28	45	45,142
4.25%, 02/14/29	180	181,017
4.25%, 04/01/30	220	221,158
4.75%, 09/19/28	110	112,461
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,150	1,064,970
0.75%, 08/26/30	875	740,003
0.88%, 07/15/26	95	91,697
Security	Par (000)	Value
Supranational (continued)
0.88%, 05/14/30	$1,180	$1,015,223
1.13%, 09/13/28	1,160	1,060,508
1.25%, 02/10/31	973	833,494
1.38%, 04/20/28	1,160	1,080,425
1.63%, 11/03/31	1,375	1,177,846
1.75%, 10/23/29	719	654,958
1.88%, 10/27/26	425	412,512
2.50%, 11/22/27	480	464,151
2.50%, 03/29/32(a)	315	282,967
3.13%, 06/15/27	945	929,979
3.50%, 07/12/28	1,185	1,170,327
3.63%, 09/21/29	635	626,368
3.88%, 10/16/29(a)	410	408,287
3.88%, 02/14/30	1,240	1,233,474
3.88%, 08/28/34	955	916,697
4.00%, 08/27/26	715	714,315
4.00%, 07/25/30	650	648,984
4.00%, 01/10/31	1,210	1,204,719
4.00%, 05/06/32	80	78,919
4.13%, 03/20/30	670	673,479
4.50%, 04/10/31	600	612,341
4.63%, 08/01/28	885	903,172
4.63%, 01/15/32	1,235	1,264,295
4.75%, 11/14/33	835	857,414
Series GDIF, 4.75%, 07/30/29	25	24,914
Series GDIF, 5.17%, 04/24/29	25	25,182
Series GDIF, 5.75%, 05/02/34	25	25,500
International Finance Corp.
0.75%, 10/08/26	360	344,586
0.75%, 08/27/30	120	101,512
4.25%, 07/02/29	380	384,035
4.38%, 01/15/27	170	170,973
4.50%, 01/21/28	25	25,372
4.50%, 07/13/28	370	376,310
Nordic Investment Bank
3.38%, 09/08/27	97	95,854
3.75%, 05/09/30	200	197,782
4.25%, 02/28/29	120	121,151
4.38%, 03/14/28	155	156,885
		71,507,623
Sweden — 0.0%
Svensk Exportkredit AB
2.25%, 03/22/27	225	217,799
3.75%, 09/13/27	300	298,410
4.13%, 06/14/28	265	265,939
4.25%, 02/01/29	220	221,283
4.88%, 09/14/26	55	55,489
4.88%, 10/04/30	330	340,861
		1,399,781
Uruguay — 0.0%
Uruguay Government International Bonds
4.38%, 10/27/27	430	429,357
4.38%, 01/23/31	413	407,945
5.75%, 10/28/34	445	463,596
		1,300,898
Total Foreign Government Obligations — 3.9% (Cost: $133,104,261)		130,546,990

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Municipal Debt Obligations
California — 0.1%
California Earthquake Authority RB, Class A,5.60%, 07/01/27	$200	$201,437
Regents of the University of California Medical Center Pooled Revenue RB, 4.13%, 05/15/32	40	38,225
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	120	120,803
State of California GO
1.70%, 02/01/28(a)	100	93,995
2.50%, 10/01/29	550	512,040
4.50%, 08/01/29	200	201,879
4.88%, 09/01/30	500	511,023
5.10%, 09/01/35	100	99,507
5.75%, 10/01/31(a)	100	106,377
6.00%, 03/01/33	20	21,506
University of California RB
Series BD, 3.35%, 07/01/29	190	183,652
Series BG, 1.32%, 05/15/27	195	184,809
Series BG, 1.61%, 05/15/30	250	219,904
		2,495,157
Florida — 0.0%
State Board of Administration Finance Corp. RB
2.15%, 07/01/30	300	265,269
Class A,5.53%, 07/01/34	200	201,721
		466,990
Illinois — 0.1%
State of Illinois GO, 5.10%, 06/01/33	1,591	1,578,910
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority RB
3.62%, 02/01/29	48	47,355
5.08%, 06/01/31	156	156,793
		204,148
Massachusetts — 0.0%
Commonwealth of Massachusetts GOL BAB, 4.91%, 05/01/29	250	251,039
Commonwealth of Massachusetts RB, 3.77%, 07/15/29	325	318,765
		569,804
New Jersey — 0.0%
New Jersey Economic Development Authority RB, Series A, Class A,7.43%, 02/15/29 (NPFGC)	300	314,501
New York — 0.0%
New York State Dormitory Authority RB, 5.23%, 07/01/35	200	199,450
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	163	164,487
Series B, 5.68%, 06/30/28 (NPFGC)	255	257,821
		422,308
Security	Par (000)	Value
Texas — 0.0%
Texas Department of Transportation State Highway Fund RB, First Class,5.18%, 04/01/30	$610	$619,449
Total Municipal Debt Obligations — 0.2% (Cost: $7,008,998)		6,870,717
U.S. Government & Agency Obligations
U.S. Government Agency Obligations — 0.7%
Federal Home Loan Banks
0.38%, 09/04/25	75	74,229
1.00%, 03/23/26	127	123,483
3.00%, 03/10/28	75	73,252
3.13%, 06/13/25	3,730	3,728,388
3.25%, 06/09/28	300	294,276
3.25%, 11/16/28(a)	2,470	2,419,542
4.13%, 01/15/27	50	50,098
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	1,000	994,532
0.38%, 09/23/25	975	963,270
6.25%, 07/15/32	500	561,262
6.75%, 09/15/29	50	55,398
6.75%, 03/15/31	1,075	1,219,652
Federal National Mortgage Association
0.38%, 08/25/25	21	20,803
0.50%, 06/17/25	2,287	2,283,292
0.75%, 10/08/27(a)	1,807	1,679,430
0.88%, 12/18/26	60	57,169
0.88%, 08/05/30	2,550	2,179,368
1.88%, 09/24/26	2,591	2,521,171
2.13%, 04/24/26	25	24,537
6.03%, 10/08/27	320	334,308
6.25%, 05/15/29	1,285	1,391,183
6.63%, 11/15/30	1,075	1,206,349
7.13%, 01/15/30	25	28,243
7.25%, 05/15/30	170	194,587
Tennessee Valley Authority
4.88%, 05/15/35	250	251,840
Series A, 2.88%, 02/01/27	50	49,059
		22,778,721
U.S. Government Obligations — 63.9%
U.S. Treasury Note/Bond
0.50%, 04/30/27	2,000	1,875,234
0.50%, 05/31/27	7,900	7,386,500
0.50%, 06/30/27	6,070	5,661,223
0.50%, 10/31/27	10,100	9,318,828
0.63%, 07/31/26	19,200	18,447,000
0.63%, 03/31/27	3,850	3,627,873
0.63%, 11/30/27	20,000	18,470,313
0.63%, 12/31/27	5,200	4,788,063
0.63%, 05/15/30	11,450	9,740,551
0.75%, 08/31/26	19,000	18,238,516
0.75%, 01/31/28	9,000	8,293,359
0.88%, 06/30/26	14,600	14,101,547
0.88%, 09/30/26	9,000	8,634,023
0.88%, 11/15/30	10,000	8,473,438
1.00%, 07/31/28	13,000	11,897,031
1.13%, 10/31/26	16,000	15,365,625
1.13%, 02/28/27	2,800	2,667,328
1.13%, 02/29/28	10,000	9,290,625
1.13%, 08/31/28	20,005	18,334,270

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
1.13%, 02/15/31	$20,500	$17,516,289
1.25%, 11/30/26	15,100	14,500,719
1.25%, 12/31/26	20,000	19,168,750
1.25%, 03/31/28	11,500	10,699,492
1.25%, 04/30/28	11,780	10,938,834
1.25%, 05/31/28	11,000	10,192,188
1.25%, 06/30/28	10,500	9,708,398
1.25%, 09/30/28	24,500	22,495,977
1.25%, 08/15/31	25,712	21,718,605
1.38%, 08/31/26	3,258	3,152,370
1.38%, 10/31/28	11,190	10,297,423
1.38%, 12/31/28	8,500	7,792,773
1.38%, 11/15/31	25,600	21,622,000
1.50%, 01/31/27	20,620	19,805,671
1.50%, 11/30/28	14,500	13,375,117
1.50%, 02/15/30	11,200	10,035,375
1.63%, 09/30/26	4,000	3,876,250
1.63%, 11/30/26	8,400	8,112,563
1.63%, 05/15/31	23,000	20,044,141
1.75%, 12/31/26	8,000	7,726,875
1.75%, 01/31/29	10,750	9,966,426
1.88%, 06/30/26	3,000	2,928,984
1.88%, 07/31/26	6,000	5,849,766
1.88%, 02/28/27	13,430	12,963,098
1.88%, 02/28/29	10,000	9,300,000
1.88%, 02/15/32	24,710	21,432,064
2.00%, 11/15/26	12,400	12,047,859
2.25%, 02/15/27	8,900	8,650,730
2.25%, 08/15/27	8,000	7,724,375
2.25%, 11/15/27	12,710	12,229,403
2.38%, 05/15/27	11,000	10,683,320
2.38%, 03/31/29	9,000	8,512,031
2.38%, 05/15/29	11,000	10,386,406
2.50%, 03/31/27	11,000	10,724,141
2.63%, 05/31/27	10,041	9,794,387
2.63%, 02/15/29	12,922	12,356,663
2.63%, 07/31/29	9,500	9,030,195
2.75%, 04/30/27	13,400	13,113,680
2.75%, 07/31/27	7,360	7,186,925
2.75%, 02/15/28	8,990	8,732,240
2.75%, 05/31/29	18,000	17,232,187
2.75%, 08/15/32	18,916	17,234,249
2.88%, 05/15/28	9,000	8,753,906
2.88%, 08/15/28	23,011	22,317,075
2.88%, 04/30/29	11,000	10,588,359
2.88%, 05/15/32	21,120	19,479,900
3.13%, 08/31/27	10,000	9,837,500
3.13%, 11/15/28	14,500	14,143,164
3.13%, 08/31/29	13,000	12,592,734
3.25%, 06/30/27	10,000	9,875,000
3.25%, 06/30/29	8,600	8,382,313
3.38%, 09/15/27	9,421	9,318,694
3.38%, 05/15/33	22,450	21,138,078
3.50%, 09/30/26	11,043	10,966,648
3.50%, 01/31/28	7,500	7,430,859
3.50%, 04/30/28	5,715	5,658,297
3.50%, 09/30/29	12,191	11,983,372
3.50%, 01/31/30	9,500	9,315,938
3.50%, 04/30/30	14,500	14,195,274
3.50%, 02/15/33	24,000	22,860,000
3.63%, 03/31/28	13,350	13,267,606
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.63%, 05/31/28	$10,000	$9,932,031
3.63%, 08/31/29	12,453	12,306,094
3.63%, 03/31/30	7,900	7,781,500
3.63%, 09/30/31	8,409	8,181,037
3.75%, 08/31/26	11,302	11,256,527
3.75%, 04/30/27	7,005	6,983,657
3.75%, 08/15/27	10,583	10,550,755
3.75%, 04/15/28	258	257,214
3.75%, 05/15/28	283	282,182
3.75%, 12/31/28	9,470	9,424,130
3.75%, 05/31/30	11,000	10,886,563
3.75%, 06/30/30	11,026	10,907,987
3.75%, 12/31/30	6,462	6,370,118
3.75%, 08/31/31	7,208	7,067,219
3.88%, 03/31/27	15,728	15,712,026
3.88%, 05/31/27	4,595	4,593,564
3.88%, 10/15/27	12,014	12,011,184
3.88%, 11/30/27	16,016	16,014,749
3.88%, 12/31/27	5,235	5,236,227
3.88%, 03/15/28	8,908	8,913,568
3.88%, 09/30/29	17,160	17,117,100
3.88%, 11/30/29	19,430	19,372,317
3.88%, 12/31/29	17,124	17,070,488
3.88%, 04/30/30	17,300	17,235,125
3.88%, 08/15/33	25,657	24,963,459
3.88%, 08/15/34	24,888	23,985,810
4.00%, 01/15/27	8,747	8,748,367
4.00%, 12/15/27	11,895	11,934,030
4.00%, 02/29/28	12,000	12,040,313
4.00%, 06/30/28	15,192	15,251,344
4.00%, 01/31/29	9,877	9,908,637
4.00%, 07/31/29	12,526	12,561,229
4.00%, 10/31/29	8,700	8,720,391
4.00%, 02/28/30	23,913	23,970,914
4.00%, 03/31/30	17,341	17,376,224
4.00%, 05/31/30	14,970	15,001,577
4.00%, 07/31/30	13,000	13,005,078
4.00%, 01/31/31	6,636	6,622,002
4.00%, 04/30/32	7,136	7,067,985
4.00%, 02/15/34	24,780	24,218,578
4.13%, 06/15/26(a)	28,105	28,096,217
4.13%, 10/31/26	8,975	8,986,219
4.13%, 01/31/27	11,507	11,534,869
4.13%, 02/15/27	11,397	11,425,047
4.13%, 02/28/27	18,109	18,161,346
4.13%, 09/30/27	11,325	11,387,818
4.13%, 10/31/27	9,940	9,994,359
4.13%, 11/15/27	11,329	11,391,841
4.13%, 07/31/28	11,000	11,082,500
4.13%, 03/31/29	10,850	10,933,070
4.13%, 10/31/29	11,631	11,717,324
4.13%, 11/30/29	18,017	18,157,758
4.13%, 08/31/30	7,612	7,656,602
4.13%, 03/31/31	7,208	7,231,088
4.13%, 07/31/31	8,460	8,473,880
4.13%, 10/31/31	8,346	8,346,652
4.13%, 11/30/31	7,366	7,364,274
4.13%, 02/29/32	7,772	7,761,071
4.13%, 03/31/32	11,324	11,304,537
4.13%, 11/15/32	22,000	21,907,187
4.25%, 11/30/26	8,891	8,921,910

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.25%, 12/31/26	$9,326	$9,361,701
4.25%, 03/15/27	11,596	11,656,245
4.25%, 01/15/28	9,718	9,807,588
4.25%, 02/15/28	8,520	8,602,538
4.25%, 02/28/29	10,395	10,518,441
4.25%, 06/30/29	12,731	12,887,154
4.25%, 01/31/30	14,328	14,509,339
4.25%, 02/28/31	6,705	6,772,574
4.25%, 06/30/31	8,064	8,133,930
4.25%, 05/31/32	10,070	10,047,185
4.25%, 11/15/34	24,282	24,054,356
4.25%, 05/15/35	10,310	10,197,234
4.38%, 07/31/26	11,264	11,296,560
4.38%, 08/15/26	14,907	14,957,078
4.38%, 12/15/26	8,165	8,209,333
4.38%, 07/15/27	11,100	11,205,797
4.38%, 08/31/28	11,197	11,364,080
4.38%, 11/30/28	8,972	9,110,786
4.38%, 12/31/29	13,257	13,493,140
4.38%, 11/30/30	6,370	6,478,987
4.38%, 01/31/32	7,450	7,548,945
4.38%, 05/15/34	24,158	24,233,494
4.50%, 04/15/27	13,397	13,533,063
4.50%, 05/15/27	13,679	13,826,477
4.50%, 05/31/29	11,370	11,612,501
4.50%, 12/31/31	7,545	7,701,795
4.50%, 11/15/33	26,576	26,978,792
4.63%, 06/30/26	11,419	11,476,095
4.63%, 09/15/26	9,918	9,987,349
4.63%, 10/15/26	12,149	12,242,490
4.63%, 11/15/26	8,197	8,264,881
4.63%, 06/15/27	11,404	11,564,369
4.63%, 09/30/28	8,337	8,529,142
4.63%, 04/30/29	11,369	11,658,554
4.63%, 09/30/30	9,072	9,337,073
4.63%, 04/30/31	7,835	8,061,480
4.63%, 05/31/31	8,404	8,644,958
4.63%, 02/15/35	29,768	30,340,104
4.88%, 10/31/28	8,906	9,183,617
4.88%, 10/31/30	7,506	7,814,450
5.25%, 11/15/28	950	989,188
5.25%, 02/15/29	150	157,113
5.38%, 02/15/31	500	532,578
Security	Par (000)	Value
U.S. Government Obligations (continued)
5.50%, 08/15/28	$8,500	$8,914,375
6.13%, 08/15/29	1,000	1,082,500
6.50%, 11/15/26	4,000	4,147,813
		2,161,277,114
Total U.S. Government & Agency Obligations — 64.6% (Cost: $2,228,749,757)		2,184,055,835
Total Long-Term Investments — 98.6% (Cost: $3,394,138,145)		3,332,281,111
	Shares
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(g)(h)(i)	49,283,836	49,283,836
Total Short-Term Securities — 1.4% (Cost: $49,283,836)		49,283,836
Total Investments — 100.0% (Cost: $3,443,421,981)		3,381,564,947
Liabilities in Excess of Other Assets — (0.0)%		(779,601)
Net Assets — 100.0%		$3,380,785,346

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	U.S. dollar denominated security issued by foreign domiciled entity.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/25	Shares Held at 05/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$23,725,200	$25,558,636 (a)	$—	$—	$—	$49,283,836	49,283,836	$122,503 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
May 31, 2025
iShares® Intermediate Government/Credit Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,010,807,569	$—	$1,010,807,569
Foreign Government Obligations	—	130,546,990	—	130,546,990
Municipal Debt Obligations	—	6,870,717	—	6,870,717
U.S. Government & Agency Obligations	—	2,184,055,835	—	2,184,055,835
Short-Term Securities
Money Market Funds	49,283,836	—	—	49,283,836
	$49,283,836	$3,332,281,111	$—	$3,381,564,947

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
GO	General Obligation
GOL	General Obligation Limited

NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate